UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2017
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES        DESCRIPTION                                     VALUE
------------------------------------------------------------------------
              COMMON STOCKS -- 70.6%
              ELECTRIC UTILITIES -- 19.5%
     317,490  Alliant Energy Corp.                        $   11,953,499
     588,381  American Electric Power Co., Inc.               37,691,687
     380,986  Duke Energy Corp.                               29,922,640
      55,368  Edison International                             4,035,220
     643,471  Emera, Inc. (CAD)                               22,470,180
     582,065  Eversource Energy                               32,199,836
   1,053,636  Exelon Corp.                                    37,804,460
     469,662  Fortis, Inc. (CAD)                              15,101,370
     869,856  Hydro One Ltd. (CAD) (a)                        16,076,877
     209,865  IDACORP, Inc.                                   16,793,397
     383,088  NextEra Energy, Inc.                            47,395,647
     338,798  Southern (The) Co.                              16,746,785
     541,614  Xcel Energy, Inc.                               22,379,491
                                                          --------------
                                                             310,571,089
                                                          --------------
              EQUITY REAL ESTATE INVESTMENT
                 TRUSTS -- 0.7%
     166,690  CorEnergy Infrastructure Trust, Inc.             5,984,171
     366,087  InfraREIT, Inc.                                  6,033,114
                                                          --------------
                                                              12,017,285
                                                          --------------
              GAS UTILITIES -- 4.8%
     167,869  Atmos Energy Corp.                              12,788,261
     264,736  Chesapeake Utilities Corp.                      17,313,734
     435,712  New Jersey Resources Corp.                      16,426,342
     666,142  UGI Corp.                                       30,889,005
                                                          --------------
                                                              77,417,342
                                                          --------------
              MULTI-UTILITIES -- 14.2%
     553,125  ATCO Ltd., Class I (CAD)                        19,476,801
     691,086  Canadian Utilities Ltd., Class A (CAD)          19,671,720
     576,985  CMS Energy Corp.                                24,579,561
     545,199  National Grid PLC, ADR                          31,877,786
     340,695  NiSource, Inc.                                   7,621,347
     872,333  Public Service Enterprise Group, Inc.           38,600,735
     431,586  SCANA Corp.                                     29,649,958
     297,802  Sempra Energy                                   30,491,947
     408,183  WEC Energy Group, Inc.                          24,103,206
                                                          --------------
                                                             226,073,061
                                                          --------------
              OIL, GAS & CONSUMABLE FUELS -- 31.1%
   5,862,121  Enbridge Energy Management, LLC (b)            110,442,360
   1,991,105  Enbridge Income Fund Holdings, Inc. (CAD)       52,315,758
     437,977  Enbridge, Inc.                                  18,657,820
   1,087,408  Inter Pipeline Ltd. (CAD)                       23,582,443
     464,335  Keyera Corp. (CAD)                              13,631,198
   1,944,249  Kinder Morgan, Inc.                             43,434,523
     403,627  ONEOK, Inc.                                     22,243,884
   2,146,385  Plains GP Holdings, L.P., Class A               69,650,193


SHARES/
UNITS         DESCRIPTION                                     VALUE
------------------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     475,890  Targa Resources Corp.                       $   27,420,782
   1,453,728  TransCanada Corp.                               68,645,036
   1,566,372  Williams (The) Cos., Inc.                       45,174,168
                                                          --------------
                                                             495,198,165
                                                          --------------
              WATER UTILITIES -- 0.3%
      58,636  American Water Works Co., Inc.                   4,306,228
                                                          --------------
              TOTAL COMMON STOCKS -- 70.6%                 1,125,583,170
              (Cost $1,050,970,037)                       --------------

              MASTER LIMITED PARTNERSHIPS -- 27.5%
              CHEMICALS -- 0.1%
      62,015  Westlake Chemical Partners, L.P.                 1,565,879
                                                          --------------
              GAS UTILITIES -- 1.6%
     339,299  AmeriGas Partners, L.P.                         16,696,904
     289,227  Suburban Propane Partners, L.P.                  8,740,440
                                                          --------------
                                                              25,437,344
                                                          --------------
              INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                 PRODUCERS -- 3.0%
   1,512,153  NextEra Energy Partners, L.P. (c)               47,678,184
                                                          --------------
              OIL, GAS & CONSUMABLE FUELS -- 22.8%
     463,780  Alliance Holdings GP, L.P.                      13,894,849
   1,057,088  Alliance Resource Partners, L.P.                25,158,694
     208,818  Buckeye Partners, L.P.                          14,556,703
     138,899  Dominion Midstream Partners, L.P.                4,416,988
   2,416,537  Enterprise Products Partners, L.P.              68,460,493
     391,644  EQT Midstream Partners, L.P.                    30,650,059
     753,640  Holly Energy Partners, L.P.                     27,846,998
     304,354  Magellan Midstream Partners, L.P.               24,357,451
     421,819  NGL Energy Partners, L.P.                       10,313,475
     358,201  ONEOK Partners, L.P.                            15,452,791
     325,692  Phillips 66 Partners, L.P.                      18,294,120
      25,800  Plains All American Pipeline, L.P.                 809,862
     139,969  Shell Midstream Partners, L.P.                   4,544,793
     845,915  Spectra Energy Partners, L.P.                   38,353,786
     358,552  Tallgrass Energy Partners, L.P.                 17,741,153
     525,669  TC PipeLines, L.P.                              31,582,194
     178,396  TransMontaigne Partners, L.P.                    7,931,486
     211,680  Williams Partners, L.P.                          8,687,347
                                                          --------------
                                                             363,053,242
                                                          --------------
              TOTAL MASTER LIMITED PARTNERSHIPS -- 27.5%     437,734,649
              (Cost $371,999,651)                         --------------

              TOTAL INVESTMENTS -- 98.1%                   1,563,317,819
              (Cost $1,422,969,688) (d)
              NET OTHER ASSETS AND
                  LIABILITIES -- 1.9%                         30,863,727
                                                          --------------
              NET ASSETS -- 100.0%                        $1,594,181,546
                                                          ==============


                        See Notes to Portfolio of Investments

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

JANUARY 31, 2017 (UNAUDITED)


(a) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the fiscal year-to-date period (November 1, 2016 to January 31, 2017), the Fund received 112,410 PIK shares of Enbridge Energy Management, LLC.

(c) NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $186,427,623 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $46,079,492.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2      LEVEL 3
                    -----------------------------------------
Common Stocks*      $1,125,583,170    $      --    $      --
Master Limited
   Partnerships*       437,734,649           --           --
                    -----------------------------------------
Total Investments   $1,563,317,819    $      --    $      --
                    =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund"), which trades under the ticker "EMLP" on the NYSE Arca, Inc.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2017 (UNAUDITED)


      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2017 (UNAUDITED)


C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 84.6%

                AEROSPACE & DEFENSE -- 1.3%
$      400,000  B/E Aerospace, Inc., Term Loan B .......................  3.89% - 4.00%    12/16/21    $      401,400
       997,403  TransDigm, Inc., Term Loan C ...........................  3.78% - 4.00%    02/28/20           994,909
     1,985,584  TransDigm, Inc., Term Loan E ...........................  3.78% - 4.00%    05/14/22         1,978,893
    10,308,071  TransDigm, Inc., Term Loan F - Extended ................      3.78%        06/15/23        10,277,662
                                                                                                       --------------
                                                                                                           13,652,864
                                                                                                       --------------

                AGRICULTURAL PRODUCTS -- 0.1%
       744,260  Darling International, Inc., Term B USD Loan ...........      3.28%        01/06/21           749,224
                                                                                                       --------------

                ALTERNATIVE CARRIERS -- 0.4%
     1,000,000  Level 3 Financing, Inc., Term Loan B-3 .................      4.00%        08/01/19         1,011,750
     1,520,000  Level 3 Financing, Inc., Tranche B 2020 Term Loan ......      4.00%        01/15/20         1,538,620
     1,517,837  Level 3 Financing, Inc., Tranche B-II 2022 Term Loan ...      3.50%        05/31/22         1,531,436
                                                                                                       --------------
                                                                                                            4,081,806
                                                                                                       --------------

                APPAREL RETAIL -- 0.2%
     2,742,084  Neiman Marcus Group, (The), Inc. Other Term Loan .......      4.25%        10/25/20         2,266,442
                                                                                                       --------------

                APPLICATION SOFTWARE -- 2.9%
     6,337,380  Epicor Software Corp., Term B Loan .....................      4.75%        06/01/22         6,361,145
     5,299,330  Infor (US), Inc., Tranche B-5 Term Loan ................      3.75%        06/03/20         5,298,482
     1,405,288  Informatica Corp. (Ithacalux S.A.R.L.), Dollar Term
                   Loan ................................................      4.50%        08/05/22         1,399,316
     4,995,960  JDA Software Group (RP Crown Parent, Inc.),
                   Term Loan B .........................................      4.50%        09/21/23         5,030,931
     2,784,000  Kronos, Inc., Term Loan (First Lien) ...................      5.00%        10/31/23         2,813,594
     1,666,667  LANDesk Software, Inc., Term Loan B ....................      5.25%        01/18/24         1,675,300
     6,326,217  Mitchell International, Inc., Initial Term Loan ........      4.50%        10/13/20         6,353,926
     1,250,000  Synchronoss Technologies, Inc., Term Loan B ............      4.08%        01/31/24         1,254,300
       187,411  Triple Point Technologies, Inc., Term Loan B ...........      5.25%        07/10/20           166,328
                                                                                                       --------------
                                                                                                           30,353,322
                                                                                                       --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.3%
       646,430  Guggenheim Partners Investment Management Holdings LLC,
                   Term Loan B .........................................      3.53%        07/22/23           651,278
       949,038  Hamilton Lane Advisors LLC, Initial Term Loan ..........      4.28%        07/08/22           951,012
     1,139,041  Victory Capital Holdings (VCH Holdings LLC), Initial
                   Term Loan ...........................................      8.50%        10/29/21         1,140,943
                                                                                                       --------------
                                                                                                            2,743,233
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 0.1%
     1,122,667  Cooper Standard Holdings (CS Intermediate Holdco 2 LLC),
                   Term Loan B .........................................      3.75%        11/15/23         1,132,490
       319,727  Tower Automotive Holdings USA LLC, Initial Term
                   Loan (2014) .........................................      4.06%        04/23/20           321,725
                                                                                                       --------------
                                                                                                            1,454,215
                                                                                                       --------------

                AUTOMOTIVE RETAIL -- 0.1%
     1,433,633  KAR Auction Services, Inc., Tranche B-3 Term Loan ......      4.50%        03/09/23         1,450,206
                                                                                                       --------------

                BROADCASTING -- 2.7%
       312,945  Nexstar Broadcasting, Inc., Mission Term Loan ..........      3.77%        09/26/23           316,726
     3,487,055  Nexstar Broadcasting, Inc., Nexstar Term Loan ..........      3.77%        09/22/23         3,529,178
     5,128,181  Tribune Media Co., Extended Term Loan B ................      3.78%        01/31/24         5,162,386
     3,011,255  Univision Communications, Inc., 2013 Incremental Term
                   Loan ................................................      4.00%        03/01/20         3,014,267
    15,995,871  Univision Communications, Inc., Replacement First-Lien
                   Term Loan ...........................................      4.00%        03/01/20        16,031,382
                                                                                                       --------------
                                                                                                           28,053,939
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                BUILDING PRODUCTS -- 1.5%
$    3,512,172  Jeld-Wen, Inc., Term Loan B ............................      4.75%        07/01/22    $    3,531,208
    11,782,541  Quikrete Holdings, Inc., Term Loan B ...................      4.02%        11/04/23        11,921,693
                                                                                                       --------------
                                                                                                           15,452,901
                                                                                                       --------------

                CABLE & SATELLITE -- 1.7%
     3,609,375  Cablevision Systems Corp. (CSC Holdings, Inc.), Term
                   Loan B ..............................................      3.77%        10/01/24         3,631,934
     1,885,895  Cequel Communications LLC (Altice US Finance I Corp.),
                   Term Loan B .........................................      3.88%        10/31/24         1,906,319
     2,514,299  Charter Communications Operating LLC, Term Loan E ......      2.79%        07/01/20         2,519,403
     2,500,000  Charter Communications Operating LLC, Term Loan H ......      2.79%        01/15/22         2,501,950
     1,037,500  Mediacom Broadband LLC, Term Loan K ....................      3.00%        02/19/24         1,040,415
     4,100,000  UPC Financing Partnership, Term Loan AN ................      3.77%        07/25/24         4,100,000
     2,460,000  Virgin Media Finance PLC, Term Loan I ..................      3.52%        01/31/25         2,473,850
                                                                                                       --------------
                                                                                                           18,173,871
                                                                                                       --------------

                CASINOS & GAMING -- 10.1%
    22,739,360  Amaya Holdings B.V., Initial Term B Loan (First Lien)...      5.00%        08/01/21        22,846,008
     3,997,500  Boyd Gaming Corp., Term Loan B2 ........................  3.76% - 3.78%    08/31/23         4,038,714
    27,760,514  Caesars Entertainment Resort Properties LLC, Term B
                   Loan ................................................      7.00%        10/11/20        27,998,422
    30,206,751  Caesars Growth Partners LLC, Term B Loan (First Lien)...      6.25%        05/08/21        30,351,442
     7,013,146  CityCenter Holdings LLC, Term Loan B ...................      3.75%        10/16/20         7,084,750
     4,000,000  Las Vegas Sands LLC, Term Loan B .......................      3.04%        12/19/20         4,016,000
       710,518  MGM Growth Properties Operating Partnership LP, Term
                   Loan B ..............................................      3.53%        04/25/23           716,231
       833,333  Penn National Gaming, Inc., Term Loan B ................      3.25%        01/13/24           839,233
     7,512,873  Station Casinos, Inc., Term Loan B .....................  3.75% - 3.77%    06/08/23         7,536,389
                                                                                                       --------------
                                                                                                          105,427,189
                                                                                                       --------------

                COAL & CONSUMABLE FUELS -- 0.0%
        84,162  Arch Coal, Inc., PIK Exit Term Loan (c) ................     10.00%        10/04/21            84,835
                                                                                                       --------------

                CONSTRUCTION MATERIALS -- 0.1%
       944,497  Summit Materials, Inc., Term Loan B ....................      3.75%        07/17/22           951,581
                                                                                                       --------------

                CONSUMER FINANCE -- 0.1%
       140,975  Altisource Solutions S.A.R.L., Term B Loan .............      4.50%        12/09/20           137,627
     1,046,015  Walter Investment Management Corp., Tranche B Term
                   Loan ................................................      4.75%        12/18/20         1,004,175
                                                                                                       --------------
                                                                                                            1,141,802
                                                                                                       --------------

                DISTRIBUTORS -- 0.3%
       498,750  HD Supply, Inc., New Term Loan B .......................      3.75%        08/13/23           502,491
     2,355,188  HD Supply, Inc., Term Loan .............................      3.75%        08/13/21         2,369,319
                                                                                                       --------------
                                                                                                            2,871,810
                                                                                                       --------------

                DIVERSIFIED CHEMICALS -- 0.1%
     1,178,989  Ineos US Finance LLC, 2022 Dollar Term Loan ............      4.25%        03/31/22         1,183,411
                                                                                                       --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.8%
     8,409,904  Brickman Group Holdings, Inc., Initial Term Loan
                   (First Lien) ........................................      4.00%        12/18/20         8,438,582
                                                                                                       --------------

                EDUCATION SERVICES -- 0.0%
       222,656  Bright Horizons Family Solutions, Inc., Term Loan B ....      3.52%        11/03/23           224,952
                                                                                                       --------------

                ELECTRIC UTILITIES -- 2.6%
     3,241,098  Dayton Power & Light Co., Term Loan B ..................      4.03%        08/31/22         3,269,458
       607,595  Energy Future Intermediate Holding Co., DIP Term Loan...      4.25%        06/30/17           610,888
       987,074  Lightstone Generation LLC, Term Loan B .................      6.50%        12/31/23           998,800


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                ELECTRIC UTILITIES (CONTINUED)
$       94,007  Lightstone Generation LLC, Term Loan C .................      6.50%        12/31/23    $       95,124
     4,800,000  Vistra Energy Corp. (TXU/TEX/TCEH), 2016 Incremental
                   Term Loan (d)........................................      4.02%        12/31/23         4,848,000
    14,222,606  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan B (d).....      5.00%        08/04/23        14,258,162
     3,243,752  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan C (d).....      5.00%        08/04/23         3,251,862
                                                                                                       --------------
                                                                                                           27,332,294
                                                                                                       --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.2%
       186,382  PSSI (Packers Holdings LLC), Term B Loan ...............      4.75%        12/02/21           188,711
       890,449  ServiceMaster Co., Term Loan B .........................      3.28%        11/02/23           894,527
       776,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term
                   Loan (First Lien) ...................................      4.75%        01/15/21           780,850
                                                                                                       --------------
                                                                                                            1,864,088
                                                                                                       --------------

                FOOD DISTRIBUTORS -- 0.1%
     1,194,000  US Foods, Inc., Term Loan B ............................      3.78%        06/30/23         1,201,833
                                                                                                       --------------

                FOOD RETAIL -- 1.3%
    11,832,974  Albertsons LLC, Term Loan B4 ...........................      3.78%        08/22/21        11,881,016
     1,624,078  Albertsons LLC, Term Loan B6 ...........................      4.06%        06/22/23         1,633,416
                                                                                                       --------------
                                                                                                           13,514,432
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 1.7%
     9,824,678  Alere, Inc., Term B Loan ...............................      4.25%        06/15/22         9,826,250
     7,321,899  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan ...................................      4.25%        06/08/20         7,131,529
       450,000  Kinetic Concepts, Inc. (Acelity L.P., Inc.),
                   Term Loan B .........................................      4.25%        01/31/24           450,000
                                                                                                       --------------
                                                                                                           17,407,779
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 4.0%
       270,345  Acadia Healthcare Co., Inc., Term Loan B1 ..............      3.78%        02/11/22           272,710
     2,225,227  Acadia Healthcare Co., Inc., Term Loan B2 ..............      3.78%        02/15/23         2,243,763
    15,682,040  CHS/Community Health Systems, Inc., Incremental 2021
                   Term H Loan .........................................      4.00%        01/27/21        14,816,235
     2,100,273  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B ....  4.00% - 5.75%    05/15/22         2,107,267
     5,748,125  HCA, Inc., Term Loan B-7 ...............................      3.53%        02/05/24         5,786,466
     9,315,899  Kindred Healthcare, Inc., New Term Loan ................      4.31%        04/09/21         9,323,631
     2,000,000  Select Medical Corp., Series E Tranche B Term Loan .....  6.02% - 7.75%    06/01/18         2,011,260
     5,155,992  Select Medical Corp., Term Loan F ......................  6.00% - 7.75%    02/28/21         5,175,327
                                                                                                       --------------
                                                                                                           41,736,659
                                                                                                       --------------

                HEALTH CARE SERVICES -- 4.7%
     1,178,043  21st Century Oncology, Inc., Tranche B Term Loan .......      7.13%        04/30/22         1,093,224
     3,721,174  Air Medical Group Holdings, Inc., Initial Term Loan ....      4.25%        04/28/22         3,706,437
       298,500  Air Medical Group Holdings, Inc., Term Loan B1 .........      5.00%        04/28/22           298,127
       507,813  AMAG Pharmaceuticals, Inc., Initial Term Loan ..........      4.75%        08/17/21           506,543
     3,665,005  CareCore National LLC, Term Loan .......................      5.50%        03/05/21         3,646,680
     2,607,700  CHG Healthcare Services, Inc., Term Loan B .............      4.75%        05/31/23         2,633,125
     2,456,250  Curo Health Services Holdings, Inc., Term B Loan
                   (First Lien) ........................................  6.50% - 6.54%    02/07/22         2,474,672
     2,238,750  Envision Healthcare Corp. (Emergency Medical Services
                   Corp.), Term Loan B .................................      4.00%        11/15/23         2,260,443
     2,793,000  ExamWorks Group, Inc., Term Loan B .....................      4.25%        07/27/23         2,804,340
     3,263,846  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien) ........................................      5.25%        07/01/21         2,984,395
     4,003,165  Surgery Centers Holdings, Inc., Term Loan B ............      4.75%        11/03/20         4,048,201


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE SERVICES (CONTINUED)
$    3,901,069  Surgical Care Affiliates LLC, Term Loan B ..............      3.75%        03/17/22    $    3,910,821
    14,240,000  Team Health, Inc., Term Loan B .........................      3.77%        01/31/24        14,213,372
     5,477,121  U.S. Renal Care, Inc., Term Loan B .....................      5.25%        12/30/22         5,158,079
                                                                                                       --------------
                                                                                                           49,738,459
                                                                                                       --------------

                HEALTH CARE SUPPLIES -- 0.0%
       436,170  ConvaTec, Inc., Term Loan B ............................  3.25% - 3.28%    10/31/23           439,171
                                                                                                       --------------

                HEALTH CARE TECHNOLOGY -- 0.2%
     2,437,881  Cotiviti Corp., Term Loan B ............................      3.75%        09/28/23         2,454,141
                                                                                                       --------------

                HOTELS, RESORTS & CRUISE LINES -- 1.5%
     3,662,075  Extended Stay America (ESH Hospitality, Inc.),
                   Term Loan B .........................................      3.78%        08/31/23         3,675,149
     3,712,500  Four Seasons Holdings, Inc., Term Loan B ...............      4.00%        11/21/23         3,757,755
     7,933,362  Hilton Worldwide Finance LLC, Term Loan B2 .............      3.27%        10/26/23         8,004,603
                                                                                                       --------------
                                                                                                           15,437,507
                                                                                                       --------------

                HOUSEHOLD PRODUCTS -- 0.0%
       415,023  Spectrum Brands, Inc., Term Loan B .....................  3.31% - 3.51%    06/23/22           419,618
                                                                                                       --------------

                HYPERMARKETS & SUPER CENTERS -- 1.4%
    12,903,708  BJ's Wholesale Club, Inc., Term Loan (First Lien) ......      4.50%        01/31/24        12,867,448
     1,591,532  BJ's Wholesale Club, Inc., Term Loan (Second Lien) .....      8.50%        01/26/25         1,607,448
                                                                                                       --------------
                                                                                                           14,474,896
                                                                                                       --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
       800,000  Dynegy, Inc., Term Loan C ..............................      4.25%        06/27/23           805,272
                                                                                                       --------------

                INDUSTRIAL CONGLOMERATES -- 1.9%
    19,622,133  Gardner Denver, Inc., Initial Dollar Term Loan .........  4.25% - 4.57%    07/30/20        19,383,331
       460,000  Rexnord (RBS Global, Inc.), Term Loan B ................  3.75% - 3.79%    08/21/23           462,590
                                                                                                       --------------
                                                                                                           19,845,921
                                                                                                       --------------

                INSURANCE BROKERS -- 2.5%
     1,166,667  Amwins Group LLC, Term Loan B (First Lien) .............      3.75%        01/31/24         1,170,750
       571,429  Amwins Group LLC, Term Loan B (Second Lien) ............      7.75%        01/31/25           580,000
     5,958,794  Confie Seguros Holding II Co., Term Loan B .............      5.75%        03/30/22         5,981,139
     6,909,342  HUB International Ltd., Initial Term Loan (New) ........      4.00%        10/02/20         6,932,005
     4,250,000  National Financial Partners Corp., Term Loan B .........      4.50%        12/09/23         4,299,598
     6,931,758  USI, Inc. (Compass Investors, Inc.), Initial Term
                   Loan ................................................      4.25%        12/27/19         6,950,335
                                                                                                       --------------
                                                                                                           25,913,827
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.4%
     5,000,151  Numericable U.S. LLC (Altice France S.A.), Term
                   Loan B10 ............................................      4.29%        01/31/25         5,040,802
     6,592,217  Numericable U.S. LLC (Altice France S.A.), USD Term
                   Loan B-7 ............................................      5.29%        01/15/24         6,660,182
       924,219  Zayo Group Holdings, Inc., Acquisition Term Loan B3 ....      3.50%        01/12/24           931,539
     1,919,531  Zayo Group Holdings, Inc., Term Loan B2 ................      3.50%        01/12/24         1,934,734
                                                                                                       --------------
                                                                                                           14,567,257
                                                                                                       --------------

                LEISURE FACILITIES -- 1.1%
     2,098,395  ClubCorp Club Operations, Inc., Term Loan B ............      4.00%        12/15/22         2,111,510
     5,234,116  Life Time Fitness, Inc., Term Loan B ...................      4.00%        06/10/22         5,236,314
     4,356,203  Planet Fitness Holdings LLC, Term Loan B ...............  4.28% - 4.50%    03/31/21         4,377,984
                                                                                                       --------------
                                                                                                           11,725,808
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 3.6%
     4,249,228  Immucor, Inc., Term B-2 Loan ...........................      5.00%        08/19/18         4,142,997


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
$   13,333,333  InVentiv Health, Inc., Term Loan B .....................      4.75%        09/30/23    $   13,444,400
       390,085  Millennium Laboratories LLC (New Millennium Holdco.),
                   Closing Date Term Loan ..............................      7.50%        12/21/20           194,391
     6,506,042  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                   Inc.), Initial Term Loan ............................      4.75%        06/30/21         6,454,514
     9,565,319  Pharmaceutical Product Development, Inc., Initial Term
                   Loan ................................................      4.25%        08/18/22         9,611,425
     3,979,924  Sterigenics International (STHI Intermediate Holding
                   Corp.), Initial Term Loan ...........................      4.25%        05/16/22         3,984,899
                                                                                                       --------------
                                                                                                           37,832,626
                                                                                                       --------------

                MANAGED HEALTH CARE -- 0.9%
     9,292,036  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term
                   Loan B ..............................................      5.00%        06/15/23         9,421,753
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 1.1%
     6,019,743  Ardagh Holdings USA, Inc. (Ardagh Packaging Finance
                   S.A.), Term Loan B ..................................      4.01%        12/17/21         6,082,951
     4,598,309  Berlin Packaging LLC, Initial Term Loan (First Lien) ...      4.50%        10/01/21         4,628,980
       434,783  Berry Plastics Corp., Term Loan J ......................      3.29%        01/12/23           437,500
                                                                                                       --------------
                                                                                                           11,149,431
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 0.7%
       215,000  AMC Entertainment, Inc., Term Loan B ...................      3.52%        12/15/22           216,972
     1,420,000  AMC Entertainment, Inc., Term Loan B1 ..................      3.53%        12/15/23         1,433,021
       392,038  Creative Artists Agency LLC (CAA Holdings LLC), Term
                   Loan B ..............................................      5.00%        12/17/21           396,448
     3,096,141  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 (USD)...      5.07%        07/30/21         3,111,188
     2,256,850  Live Nation Entertainment, Inc. Term Loan B ............      3.31%        11/15/23         2,276,597
       364,182  WME IMG Worldwide, Inc., Term Loan (First Lien) ........  5.25% - 5.29%    05/06/21           365,275
                                                                                                       --------------
                                                                                                            7,799,501
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.0%
       400,000  American Energy Marcellus Holdings LLC (Ascent Resources
                   - Marcellus LLC), Initial Loan (First Lien) .........      5.25%        08/04/20           239,000
       361,111  American Energy Marcellus Holdings LLC (Ascent Resources
                   - Marcellus LLC), Initial Loan (Second Lien) ........      8.50%        08/04/21            37,014
                                                                                                       --------------
                                                                                                              276,014
                                                                                                       --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 1.0%
     6,873,748  First Data Corp., Term Loan 2021 .......................      3.78%        03/24/21         6,913,479
       500,000  First Data Corp., Term Loan 2022 .......................      3.78%        07/10/22           503,335
     3,184,000  Wex, Inc., Term Loan B .................................      4.28%        06/30/23         3,219,820
                                                                                                       --------------
                                                                                                           10,636,634
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 2.0%
     4,987,500  Amplify Snack Brands, Inc., Term Loan B ................      6.50%        08/31/23         4,898,124
     1,664,286  B&G Foods, Inc., Tranche B Term Loan ...................      3.77%        11/02/22         1,678,848
    13,897,549  New HB Acquisition LLC, Term Loan B ....................      4.00%        08/03/22        14,022,627
                                                                                                       --------------
                                                                                                           20,599,599
                                                                                                       --------------

                PAPER PACKAGING -- 1.4%
    15,126,724  Reynolds Group Holdings, Inc., Term Loan B .............      4.25%        02/05/23        15,163,028
                                                                                                       --------------

                PERSONAL PRODUCTS -- 0.1%
     1,028,571  Prestige Brands, Inc., Term Loan B4 ....................      3.52%        01/19/24         1,037,571
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PHARMACEUTICALS -- 5.3%
$    1,128,313  Akorn, Inc., Loan ......................................      5.25%        04/16/21    $    1,139,597
     2,096,120  Amneal Pharmaceuticals LLC, Term Loan B ................  4.50% - 6.25%    11/01/19         2,092,200
       851,433  Catalent Pharma Solutions, Inc., Term Loan B ...........      3.75%        05/20/21           858,883
     7,717,302  Concordia Healthcare Corp., Initial Dollar Term Loan ...      5.25%        10/21/21         5,997,810
     9,570,656  Endo Pharmaceuticals Holdings, Inc., 2015 Incremental
                   Term B Loan .........................................      3.81%        06/27/22         9,538,786
     1,660,000  Grifols Worldwide Operations Ltd., Term Loan B .........      2.96%        01/19/25         1,668,516
     1,200,000  Horizon Pharma, Inc., Incremental Term Loan ............      5.50%        05/07/21         1,208,004
     4,008,099  Horizon Pharma, Inc., Term Loan B ......................      5.00%        04/30/21         4,028,140
     1,579,898  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Initial
                   Dollar Term Loan ....................................      4.25%        03/11/21         1,589,377
    26,886,504  Valeant Pharmaceuticals International, Inc., Series F-1
                   Tranche B Term Loan .................................      5.50%        04/01/22        26,990,823
                                                                                                       --------------
                                                                                                           55,112,136
                                                                                                       --------------

                PROPERTY & CASUALTY INSURANCE -- 0.1%
       377,103  Cunningham Lindsey U.S., Inc., Initial Term Loan
                   (First Lien) ........................................  5.00% - 5.07%    12/10/19           323,679
       600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien) .......................................      6.75%        02/28/22           601,002
                                                                                                       --------------
                                                                                                              924,681
                                                                                                       --------------

                REAL ESTATE SERVICES -- 1.7%
    16,347,025  DTZ Worldwide LTD., 2015-1 Additional Term Loan ........  4.25% - 4.29%    11/04/21        16,436,443
     1,161,738  Realogy Corp., Term Loan B .............................      3.03%        07/20/22         1,168,708
                                                                                                       --------------
                                                                                                           17,605,151
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 4.0%
     8,049,772  Acosta, Inc., Term Loan B ..............................      4.29%        09/26/21         7,768,030
    14,666,713  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien) ........................................  4.09% - 4.25%    07/23/21        14,579,593
     2,600,000  Information Resources, Inc., Second Lien Term Loan .....      9.25%        12/31/24         2,587,000
    15,550,000  Information Resources, Inc., Term Loan B ...............      5.25%        12/31/23        15,686,063
     1,682,462  TransUnion LLC, Term Loan B-2 ..........................      3.28%        04/09/23         1,689,831
                                                                                                       --------------
                                                                                                           42,310,517
                                                                                                       --------------

                RESTAURANTS -- 2.7%
     2,483,237  Burger King Corp. (1011778 B.C. ULC), Term B-2 Loan ....      3.75%        12/10/21         2,505,586
     3,496,604  Focus Brands, Inc., Term Loan B ........................      5.00%        10/15/23         3,547,585
     7,470,000  Landry's Restaurants, Inc., Term Loan B ................      4.00%        09/19/23         7,532,673
    13,800,808  Portillo's Holdings LLC, Term B Loan (First Lien) ......      5.50%        08/02/21        13,938,817
       418,929  Red Lobster Management LLC, Initial Term Loan
                   (First Lien) ........................................      6.25%        07/28/21           424,165
                                                                                                       --------------
                                                                                                           27,948,826
                                                                                                       --------------

                SECURITY & ALARM SERVICES -- 0.1%
       246,991  Garda World Security Corp., Term B Delayed Draw Loan ...  4.00% - 5.75%    11/06/20           247,176
       963,021  Garda World Security Corp., Term Loan B ................      4.00%        10/18/20           963,743
                                                                                                       --------------
                                                                                                            1,210,919
                                                                                                       --------------

                SEMICONDUCTORS -- 0.8%
     1,518,654  Micron Technology, Inc., Term Loan B ...................      4.53%        04/26/22         1,538,715
     3,612,020  NXP B.V., Term Loan B ..................................      3.24%        12/07/20         3,627,191
     2,868,094  Western Digital Corp., Term Loan B .....................      4.53%        08/31/23         2,889,604
                                                                                                       --------------
                                                                                                            8,055,510
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SOFT DRINKS -- 0.4%
$    3,672,213  Keurig Green Mountain, Inc. (Maple Holdings Acquisition
                   Corp.), Term B USD Loan .............................      5.31%        03/03/23    $    3,721,935
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 1.2%
       744,260  Aramark Corp., Term Loan F .............................      3.50%        02/24/21           750,110
     1,184,201  Asurion LLC, New Term Loan B-2 .........................      4.03%        07/08/20         1,194,314
       352,941  Asurion LLC, Term Loan (Second Lien) ...................      8.50%        03/03/21           357,794
     4,445,645  Asurion LLC, Term Loan B4 ..............................      4.25%        08/04/22         4,491,968
     4,786,356  Asurion LLC, Term Loan B5 ..............................      4.75%        11/03/23         4,833,214
     1,300,000  TKC Holdings, Inc., Term Loan B ........................      4.75%        01/31/23         1,303,250
                                                                                                       --------------
                                                                                                           12,930,650
                                                                                                       --------------

                SPECIALIZED FINANCE -- 1.6%
    11,678,139  AlixPartners LLP, Term Loan B ..........................      4.00%        07/28/22        11,765,725
     4,634,740  Duff & Phelps Corp., Initial Term Loan .................      4.75%        04/23/20         4,665,654
                                                                                                       --------------
                                                                                                           16,431,379
                                                                                                       --------------

                SPECIALTY CHEMICALS -- 0.1%
     1,142,726  Platform Specialty Products Corp. (fka: Macdermid,
                   Inc.), Term Loan B ..................................      5.00%        10/31/23         1,157,364
       262,667  Trinseo Materials Operating S.C.A., Term Loan B ........      4.25%        10/13/21           265,425
                                                                                                       --------------
                                                                                                            1,422,789
                                                                                                       --------------

                SPECIALTY STORES -- 2.2%
     4,624,981  Coinstar, Inc. (Aspen Merger Sub, Inc.) Term Loan B ....      5.25%        09/27/23         4,681,360
     1,927,797  Party City Holdings, Inc., Term Loan B .................  3.75% - 4.24%    08/19/22         1,914,148
    11,118,212  PetSmart, Inc., Term Loan B ............................      4.00%        03/10/22        11,012,033
     2,900,614  Toys "R" US-Delaware, Inc., Term B-2 Loan ..............      5.25%        05/25/18         2,710,624
     3,278,940  Toys "R" US-Delaware, Inc., Term B4 Loan ...............      9.75%        04/25/20         2,698,567
                                                                                                       --------------
                                                                                                           23,016,732
                                                                                                       --------------

                SYSTEMS SOFTWARE -- 4.0%
     2,357,964  Applied Systems, Inc., Initial Term Loan (First
                   Lien) ...............................................      4.00%        01/25/21         2,380,082
       218,154  Applied Systems, Inc., Initial Term Loan
                   (Second Lien) .......................................      7.50%        01/24/22           219,040
     4,428,533  Avast Software B.V. (Sybil Software LLC), Term Loan B...      5.00%        08/31/22         4,489,425
    19,890,564  BMC Software Finance, Inc., Initial US Term Loan .......      5.00%        09/10/20        19,834,671
     5,857,247  Compuware Corp., Term Loan B3 ..........................      5.25%        12/15/21         5,861,640
       930,000  Riverbed Technology, Inc., Term Loan B .................      4.25%        04/24/22           936,278
       640,052  SS&C Technologies Holdings, Inc., Term B-1 Loan ........      4.03%        07/08/22           645,883
        66,012  SS&C Technologies Holdings, Inc., Term B-2 Loan ........      4.03%        07/08/22            66,613
     7,382,750  Vertafore, Inc., Term Loan B ...........................      4.25%        06/17/23         7,428,891
                                                                                                       --------------
                                                                                                           41,862,523
                                                                                                       --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.5%
    13,549,375  Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B ......      4.03%        06/15/22        13,606,960
     2,196,321  Vertiv, Inc. (Cortes NP Acquisition), Term Loan B ......  6.00% - 6.04%    10/15/23         2,207,303
                                                                                                       --------------
                                                                                                           15,814,263
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.6%
     6,120,000  Avolon Holding LTD., Term Loan B2 ......................      3.50%        01/19/22         6,198,703
                                                                                                       --------------

                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................     886,118,018
                (Cost $887,102,891)                                                                    --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 7.0%

                ALTERNATIVE CARRIERS -- 0.1%
$      813,000  Level 3 Communications, Inc. ...........................      5.75%        12/01/22    $      843,488
       500,000  Level 3 Financing, Inc. ................................      5.13%        05/01/23           505,000
                                                                                                       --------------
                                                                                                            1,348,488
                                                                                                       --------------

                APPLICATION SOFTWARE -- 0.1%
       500,000  Infor US, Inc. .........................................      6.50%        05/15/22           515,625
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 0.0%
       254,000  Cooper-Standard Automotive, Inc. (e)....................      5.63%        11/15/26           256,062
       125,000  MPG Holdco I, Inc. .....................................      7.38%        10/15/22           135,000
                                                                                                       --------------
                                                                                                              391,062
                                                                                                       --------------

                BROADCASTING -- 1.5%
     4,878,000  Gray Television, Inc. (e)...............................      5.13%        10/15/24         4,804,829
     2,148,000  Gray Television, Inc. (e)...............................      5.88%        07/15/26         2,139,945
       125,000  LIN Television Corp. ...................................      5.88%        11/15/22           128,125
       100,000  Nexstar Broadcasting, Inc. (e)..........................      6.13%        02/15/22           104,200
     4,559,000  Nexstar Escrow Corp. (e)................................      5.63%        08/01/24         4,564,699
     2,994,000  Sinclair Television Group, Inc. (e).....................      5.63%        08/01/24         3,053,880
       791,000  Sinclair Television Group, Inc. (e).....................      5.88%        03/15/26           795,944
                                                                                                       --------------
                                                                                                           15,591,622
                                                                                                       --------------

                CABLE & SATELLITE -- 0.3%
     2,350,000  CCO Holdings LLC / CCO Holdings Capital Corp. ..........      5.75%        01/15/24         2,473,375
       600,000  CCO Holdings LLC / CCO Holdings Capital Corp. (e).......      5.88%        04/01/24           645,378
                                                                                                       --------------
                                                                                                            3,118,753
                                                                                                       --------------

                CASINOS & GAMING -- 0.1%
       600,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                   Properties Finance, Inc. ............................      9.38%        05/01/22           649,500
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.2%
       745,000  CalAtlantic Group, Inc. ................................      5.88%        11/15/24           778,525
       250,000  KB Home ................................................      7.00%        12/15/21           270,625
     1,000,000  PulteGroup, Inc. .......................................      5.50%        03/01/26         1,026,250
       250,000  Taylor Morrison Communities Inc. / Monarch Communities,
                   Inc. (e).............................................      5.88%        04/15/23           261,250
                                                                                                       --------------
                                                                                                            2,336,650
                                                                                                       --------------

                FOOD RETAIL -- 0.1%
     1,000,000  Albertsons Cos. LLC / Safeway, Inc. / New Albertson's,
                   Inc. / Albertson's LLC (e)...........................      5.75%        03/15/25           996,250
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 0.1%
        83,000  Alere, Inc. ............................................      6.50%        06/15/20            83,241
     1,000,000  Alere, Inc. (e).........................................      6.38%        07/01/23         1,016,875
                                                                                                       --------------
                                                                                                            1,100,116
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 2.4%
     3,165,000  CHS/Community Health Systems, Inc. .....................      6.88%        02/01/22         2,318,363
       500,000  HCA, Inc. ..............................................      5.88%        05/01/23           533,750
       605,000  HCA, Inc. ..............................................      5.38%        02/01/25           617,856
     1,000,000  HealthSouth Corp. ......................................      5.75%        11/01/24         1,021,250
     1,750,000  Kindred Healthcare, Inc. ...............................      8.00%        01/15/20         1,732,500
     2,472,000  LifePoint Health, Inc. (e)..............................      5.38%        05/01/24         2,373,120
     1,500,000  Select Medical Corp. ...................................      6.38%        06/01/21         1,492,500
     7,300,000  Tenet Healthcare Corp. .................................      5.00%        03/01/19         7,217,874


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                HEALTH CARE FACILITIES (CONTINUED)
$      170,000  Tenet Healthcare Corp. .................................      6.00%        10/01/20    $      179,775
     7,750,000  Tenet Healthcare Corp. .................................      8.13%        04/01/22         7,866,249
                                                                                                       --------------
                                                                                                           25,353,237
                                                                                                       --------------

                HEALTH CARE SERVICES -- 0.1%
       761,000  Surgical Care Affiliates, Inc. (e)......................      6.00%        04/01/23           827,588
                                                                                                       --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
       875,000  Calpine Corp. ..........................................      5.50%        02/01/24           857,500
        76,000  NRG Energy, Inc. .......................................      7.88%        05/15/21            79,230
                                                                                                       --------------
                                                                                                              936,730
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%
       110,000  Frontier Communications Corp. ..........................      6.25%        09/15/21           103,400
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.2%
     2,375,000  Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
                   Diagnostics SA (e)...................................      6.63%        05/15/22         2,155,313
                                                                                                       --------------

                MANAGED HEALTH CARE -- 0.8%
     8,000,000  MPH Acquisition Holdings LLC (e)........................      7.13%        06/01/24         8,509,999
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 0.1%
     1,000,000  AMC Entertainment Holdings, Inc. (e)....................      5.88%        11/15/26         1,022,500
                                                                                                       --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
       300,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................      6.13%        03/01/22           311,700
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 0.2%
       125,000  Post Holdings, Inc. (e).................................      6.75%        12/01/21           132,813
       150,000  Post Holdings, Inc. (e).................................      7.75%        03/15/24           166,782
     1,350,000  Post Holdings, Inc. (e).................................      5.00%        08/15/26         1,308,650
                                                                                                       --------------
                                                                                                            1,608,245
                                                                                                       --------------

                PAPER PACKAGING -- 0.1%
       250,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (e) (f)...............      4.52%        07/15/21           257,813
     1,000,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (e)...................      7.00%        07/15/24         1,067,375
                                                                                                       --------------
                                                                                                            1,325,188
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.4%
     4,189,000  Realogy Group LLC / Realogy Co-Issuer Corp. (e).........      4.88%        06/01/23         4,105,220
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.0%
       250,000  United Rentals North America, Inc. .....................      5.88%        09/15/26           260,938
                                                                                                       --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
       250,000  Sprint Communications, Inc. (e).........................      9.00%        11/15/18           274,375
       150,000  T-Mobile USA, Inc. .....................................      6.00%        03/01/23           159,000
       500,000  T-Mobile USA, Inc. .....................................      6.63%        04/01/23           532,600
                                                                                                       --------------
                                                                                                              965,975
                                                                                                       --------------
                TOTAL CORPORATE BONDS................................................................      73,534,099
                (Cost $74,187,973)                                                                     --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS -- 1.2%

                AEROSPACE & DEFENSE -- 0.0%
$      250,000  Bombardier, Inc. (e)....................................      7.75%        03/15/20    $      267,188
                                                                                                       --------------

                CABLE & SATELLITE -- 0.5%
       500,000  Virgin Media Secured Finance PLC (e)....................      5.25%        01/15/26           503,560
     1,500,000  Virgin Media Secured Finance PLC (e)....................      5.50%        08/15/26         1,526,250
       429,000  Ziggo Bond Finance BV (e)...............................      6.00%        01/15/27           426,683
     2,261,000  Ziggo Secured Finance BV (e)............................      5.50%        01/15/27         2,258,174
                                                                                                       --------------
                                                                                                            4,714,667
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.1%
     1,000,000  SFR Group SA (e)........................................      6.00%        05/15/22         1,032,500
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 0.0%
       250,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (e).............................................      7.25%        05/15/24           268,750
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 0.1%
       639,000  JBS USA LUX SA / JBS USA Finance, Inc. (e)..............      5.88%        07/15/24           662,963
                                                                                                       --------------

                PHARMACEUTICALS -- 0.5%
       552,000  Capsugel SA (e) (g).....................................      7.00%        05/15/19           555,104
       250,000  Mallinckrodt International Finance SA / Mallinckrodt CB
                   LLC (e)..............................................      5.63%        10/15/23           222,813
     4,000,000  Valeant Pharmaceuticals International, Inc. (e).........      6.75%        08/15/18         3,964,999
       350,000  Valeant Pharmaceuticals International, Inc. (e).........      5.38%        03/15/20           302,313
                                                                                                       --------------
                                                                                                            5,045,229
                                                                                                       --------------

                RESTAURANTS -- 0.0%
       100,000  1011778 B.C. ULC / New Red Finance, Inc. (e)............      6.00%        04/01/22           104,442
                                                                                                       --------------

                SECURITY & ALARM SERVICES -- 0.0%
       500,000  Garda World Security Corp. (e)..........................      7.25%        11/15/21           481,250
                                                                                                       --------------

                TOTAL FOREIGN CORPORATE BONDS........................................................      12,576,989
                (Cost $12,517,192)                                                                     --------------


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
RIGHTS -- 0.0%

                ELECTRIC UTILITIES -- 0.0%
         5,210  Vistra Energy Corp. (d) (h)..........................................................           7,653
         8,105  Vistra Energy Corp. Claim (d) (h) (i)................................................               0
                                                                                                       --------------
                                                                                                                7,653
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.0%
             1  New Millennium Holdco, Inc., Corporate Claim Trust (h) (i) (j) (k)...................               0
             1  New Millennium Holdco, Inc., Corporate Claim Trust (h) (i) (j) (k)...................               0
                                                                                                       --------------
                                                                                                                    0
                                                                                                       --------------
                TOTAL RIGHTS ........................................................................           7,653
                (Cost $9,052)                                                                          --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2017 (UNAUDITED)

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 21.9%

                MONEY MARKET FUNDS -- 21.9%
   229,563,013  Morgan Stanley Institutional Liquidity Fund - Treasury
                Portfolio - Institutional Class - 0.41% (l)..........................................  $  229,563,013
                (Cost $229,563,013)                                                                    --------------
                TOTAL INVESTMENTS -- 114.7%..........................................................   1,201,799,772
                (Cost $1,203,380,121) (m)
                NET OTHER ASSETS AND LIABILITIES -- (14.7)%..........................................    (154,474,153)
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $1,047,325,619
                                                                                                       ==============

-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at January 31, 2017. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) On October 4, 2016, Arch Coal, Inc. completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, each lender received a portion of a new term loan equal to its closing date term loan percentage pursuant to the new credit agreement and a pro rata share of the newly issued common equity shares in the new company. The company also made a cash distribution to first lien creditors.

(d) On October 3, 2016, Texas Competitive Electric Holdings ("TCEH") completed their reorganization in the form of a tax free spin off from the parent company, Energy Future Holdings. As part of the reorganization, first lien claim holders received equity in a new entity TCEH Corp., cash held by the new entity, tax receivable rights and a beneficial interest in an unsecured claim to the parent company, Energy Future Holdings. Effective November 7, 2016, TCEH changed its name to Vistra Energy Corp.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2017, securities noted as such amounted to $53,417,849 or 5.1% of net assets.

(f) Floating or variable rate security. The interest rate shown reflects the rate in effect at January 31, 2017.

(g) These notes are Payment-in-Kind ("PIK") Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7.000% per annum ("Cash Interest Rate") and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2016 through January 31, 2017), this security paid all of its interest in cash.

(h)   Non-income producing security.

(i) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2017, securities noted as such amounted to $0 or 0.0% of net assets.

(j) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(k) On December 21, 2015, Millennium Health, LLC completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Millennium Laboratories LLC, Tranche B Term Loan received a portion of a new term loan and a pro rata share of the newly issued common equity shares in New Millennium Holdco, Inc., the new company. Each lender was also issued a beneficial interest in the Corporate Claim Trust


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2017 (UNAUDITED)


      entitling it, as holder of such beneficial interest, to receive Corporate Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution. In addition, each lender was issued a beneficial interest in the Lender Claim Trust entitling it, as holder of such beneficial interest, to receive Lender Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Lender Causes of Action are available to make such a distribution.

(l)   Interest rate shown reflects yield as of January 31, 2017.

(m) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,380,545 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,960,894.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               1/31/2017         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Senior Floating-Rate Loan Interests*.......  $  886,118,018   $         --   $  886,118,018   $           --
Corporate Bonds*...........................      73,534,099             --       73,534,099               --
Foreign Corporate Bonds*...................      12,576,989             --       12,576,989               --
Rights*....................................           7,653             --            7,653               --**
Money Market Funds.........................     229,563,013    229,563,013               --               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $1,201,799,772   $229,563,013   $  972,236,759   $           --**
                                             ==============   ============   ==============   ==============

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

Level 3 Rights that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2017 (UNAUDITED)


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2016

Rights                                               $        --*
Net Realized Gain (Loss)                                      --
Change in Unrealized Appreciation /(Depreciation)             --
Purchases                                                     --
Sales                                                         --
Transfers In                                                  --
Transfers Out                                                 --
                                                     -----------
ENDING BALANCE AT JANUARY 31, 2017
Rights                                                        --*
                                                     -----------
Total Level 3 holdings                               $        --*
                                                     ===========

* Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

(1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2017 (UNAUDITED)

            6)    bids and offers; and

            7)    reference data including market research publications.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

           11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2017 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of January 31, 2017.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of January 31, 2017.

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 56.4%

                AEROSPACE & DEFENSE -- 0.2%
$    2,000,000  TransDigm, Inc. ........................................      6.00%        07/15/22    $    2,025,000
                                                                                                       --------------

                AGRICULTURAL PRODUCTS -- 0.1%
       850,000  Lamb Weston Holdings, Inc. (a)..........................      4.63%        11/01/24           854,250
                                                                                                       --------------

                ALTERNATIVE CARRIERS -- 1.0%
     7,437,000  Level 3 Communications, Inc. (b)........................      5.75%        12/01/22         7,715,888
       500,000  Level 3 Financing, Inc. ................................      5.38%        08/15/22           517,500
       500,000  Level 3 Financing, Inc. ................................      5.13%        05/01/23           505,000
     2,000,000  Level 3 Financing, Inc. ................................      5.38%        01/15/24         2,027,500
                                                                                                       --------------
                                                                                                           10,765,888
                                                                                                       --------------

                ALUMINUM -- 0.3%
     2,850,000  Novelis Corp. (a).......................................      5.88%        09/30/26         2,899,875
                                                                                                       --------------

                APPLICATION SOFTWARE -- 0.8%
       250,000  Infor US, Inc. (a)......................................      5.75%        08/15/20           260,938
     8,400,000  Infor US, Inc. (b)......................................      6.50%        05/15/22         8,662,500
                                                                                                       --------------
                                                                                                            8,923,438
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 0.7%
       425,000  American Axle & Manufacturing, Inc. (b).................      7.75%        11/15/19           471,750
     1,000,000  American Axle & Manufacturing, Inc. ....................      6.63%        10/15/22         1,035,000
     1,442,000  Cooper-Standard Automotive, Inc. (a)....................      5.63%        11/15/26         1,453,709
       250,000  Dana, Inc. .............................................      5.38%        09/15/21           260,313
     4,035,000  MPG Holdco I, Inc. .....................................      7.38%        10/15/22         4,357,800
                                                                                                       --------------
                                                                                                            7,578,572
                                                                                                       --------------

                AUTOMOTIVE RETAIL -- 0.1%
     1,500,000  Asbury Automotive Group, Inc. ..........................      6.00%        12/15/24         1,541,250
                                                                                                       --------------

                BROADCASTING -- 7.3%
    18,758,000  Gray Television, Inc. (a) (b)...........................      5.88%        07/15/26        18,687,657
     1,375,000  LIN Television Corp. ...................................      5.88%        11/15/22         1,409,375
     3,812,000  Nexstar Broadcasting, Inc. (b)..........................      6.88%        11/15/20         3,962,955
     4,200,000  Nexstar Broadcasting, Inc. (a)..........................      6.13%        02/15/22         4,376,400
    14,958,000  Nexstar Escrow Corp. (a)................................      5.63%        08/01/24        14,976,697
       495,000  Sinclair Television Group, Inc. ........................      5.38%        04/01/21           509,850
     8,000,000  Sinclair Television Group, Inc. (a).....................      5.63%        08/01/24         8,160,000
     5,843,000  Sinclair Television Group, Inc. (a).....................      5.88%        03/15/26         5,879,519
     1,650,000  Sinclair Television Group, Inc. (a).....................      5.13%        02/15/27         1,562,344
     4,000,000  Tribune Media Co. ......................................      5.88%        07/15/22         4,060,000
    12,152,000  Univision Communications, Inc. (a) (b)..................      6.75%        09/15/22        12,789,979
     2,000,000  Univision Communications, Inc. (a)......................      5.13%        05/15/23         1,993,740
     1,750,000  Univision Communications, Inc. (a)......................      5.13%        02/15/25         1,676,728
                                                                                                       --------------
                                                                                                           80,045,244
                                                                                                       --------------

                BUILDING PRODUCTS -- 0.1%
       500,000  Allegion US Holding Co., Inc. (b).......................      5.75%        10/01/21           522,500
     1,000,000  Cemex Finance LLC (a)...................................      6.00%        04/01/24         1,030,000
                                                                                                       --------------
                                                                                                            1,552,500
                                                                                                       --------------

                CABLE & SATELLITE -- 3.7%
     9,000,000  Altice US Finance I Corp. (a)...........................      5.50%        05/15/26         9,247,500
     7,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b).......      5.75%        01/15/24         7,893,750
     6,700,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.88%        04/01/24         7,206,721
     1,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.75%        02/15/26         1,062,188
     1,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.50%        05/01/26         1,575,000


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                CABLE & SATELLITE (CONTINUED)
$    2,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a)............................................      6.38%        09/15/20    $    2,060,000
     3,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a) (b)........................................      5.13%        12/15/21         3,056,250
     5,140,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a)............................................      7.75%        07/15/25         5,711,825
     1,000,000  CSC Holdings LLC (a)....................................     10.13%        01/15/23         1,161,880
       819,000  CSC Holdings LLC (a)....................................      5.50%        04/15/27           833,333
       100,000  Mediacom Broadband LLC / Mediacom Broadband Corp. ......      5.50%        04/15/21           103,000
                                                                                                       --------------
                                                                                                           39,911,447
                                                                                                       --------------

                CASINOS & GAMING -- 3.3%
     2,100,000  Boyd Gaming Corp. (a)...................................      6.38%        04/01/26         2,262,750
    10,650,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                   Properties Finance, Inc. ............................      9.38%        05/01/22        11,528,625
       150,000  GLP Capital LP / GLP Financing II, Inc. ................      5.38%        04/15/26           156,750
       250,000  Isle of Capri Casinos, Inc. ............................      5.88%        03/15/21           258,606
     8,600,000  MGM Resorts International (b)...........................      7.75%        03/15/22        10,037,920
     2,200,000  MGM Resorts International (b)...........................      6.00%        03/15/23         2,370,500
     2,439,000  Penn National Gaming, Inc. (a)..........................      5.63%        01/15/27         2,448,195
     4,585,000  Station Casinos LLC (b).................................      7.50%        03/01/21         4,779,863
     2,000,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...      5.50%        03/01/25         2,010,000
                                                                                                       --------------
                                                                                                           35,853,209
                                                                                                       --------------

                COMPUTER & ELECTRONICS RETAIL -- 0.5%
     4,850,000  Energizer Holdings, Inc. (a)............................      5.50%        06/15/25         4,947,000
                                                                                                       --------------

                CONSTRUCTION MATERIALS -- 0.0%
       300,000  Summit Materials LLC / Summit Materials Finance Corp. ..      6.13%        07/15/23           311,250
                                                                                                       --------------

                DISTRIBUTORS -- 0.1%
     1,450,000  HD Supply, Inc. (a).....................................      5.75%        04/15/24         1,529,750
                                                                                                       --------------

                DIVERSIFIED METALS & MINING -- 0.2%
     2,000,000  Freeport-McMoRan, Inc. (a)..............................      6.88%        02/15/23         2,095,000
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 3.6%
       745,000  CalAtlantic Group, Inc. ................................      5.88%        11/15/24           778,525
     9,695,000  CalAtlantic Group, Inc. ................................      5.25%        06/01/26         9,646,525
     5,810,000  KB Home (b).............................................      7.00%        12/15/21         6,289,325
     1,725,000  KB Home ................................................      7.63%        05/15/23         1,854,375
     1,000,000  Meritage Homes Corp. ...................................      7.00%        04/01/22         1,105,000
     6,872,000  PulteGroup, Inc. .......................................      5.50%        03/01/26         7,052,390
     1,275,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                   Inc. (a) (b).........................................      5.25%        04/15/21         1,316,040
     3,000,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                   Inc. (a).............................................      5.88%        04/15/23         3,135,000
     7,914,000  TRI Pointe Holdings, Inc./TRI Pointe Homes, Inc. (b)....      5.88%        06/15/24         8,230,560
                                                                                                       --------------
                                                                                                           39,407,740
                                                                                                       --------------

                FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
       100,000  Scotts Miracle-Gro (The) Co. (a)........................      6.00%        10/15/23           106,250
                                                                                                       --------------

                FINANCIAL EXCHANGES & DATA -- 0.1%
     1,146,000  MSCI, Inc. (a)..........................................      5.75%        08/15/25         1,219,779
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                FOOD RETAIL -- 0.3%
$    3,535,000  Albertsons Cos. LLC / Safeway, Inc. / New Albertson's,
                   Inc. / Albertson's LLC (a)...........................      5.75%        03/15/25    $    3,521,744
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 1.3%
     1,500,000  Alere, Inc. ............................................      7.25%        07/01/18         1,517,813
     3,834,000  Alere, Inc. (b).........................................      6.50%        06/15/20         3,845,118
     1,750,000  Alere, Inc. (a).........................................      6.38%        07/01/23         1,779,531
     6,950,000  DJO Finco, Inc. / DJO Finance LLC / DJO Finance
                   Corp. (a) (b)........................................      8.13%        06/15/21         6,046,500
       700,000  Hill-Rom Holdings, Inc. (a).............................      5.75%        09/01/23           729,750
                                                                                                       --------------
                                                                                                           13,918,712
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 9.5%
       250,000  Acadia Healthcare Co., Inc. ............................      6.50%        03/01/24           260,312
    12,975,000  CHS/Community Health Systems, Inc. .....................      8.00%        11/15/19        11,612,625
    10,000,000  CHS/Community Health Systems, Inc. (b)..................      6.88%        02/01/22         7,325,000
     1,000,000  HCA, Inc. ..............................................      7.50%        02/15/22         1,140,000
     3,000,000  HCA, Inc. ..............................................      5.88%        05/01/23         3,202,500
     7,019,000  HCA, Inc. (b)...........................................      5.38%        02/01/25         7,168,154
       250,000  HealthSouth Corp. ......................................      5.13%        03/15/23           250,000
     8,500,000  HealthSouth Corp. ......................................      5.75%        11/01/24         8,680,625
       250,000  HealthSouth Corp. ......................................      5.75%        09/15/25           251,875
    12,750,000  Kindred Healthcare, Inc. ...............................      8.00%        01/15/20        12,622,499
     2,500,000  Kindred Healthcare, Inc. (b)............................      6.38%        04/15/22         2,181,250
       500,000  LifePoint Health, Inc. .................................      5.50%        12/01/21           512,813
     1,500,000  LifePoint Health, Inc. .................................      5.88%        12/01/23         1,496,250
     3,828,000  LifePoint Health, Inc. (a)..............................      5.38%        05/01/24         3,674,880
    10,500,000  Select Medical Corp. (b)................................      6.38%        06/01/21        10,447,500
     3,005,000  Tenet Healthcare Corp. .................................      5.00%        03/01/19         2,971,194
     1,000,000  Tenet Healthcare Corp. .................................      5.50%        03/01/19           999,370
     1,000,000  Tenet Healthcare Corp. .................................      8.00%        08/01/20         1,008,750
    26,000,000  Tenet Healthcare Corp. (b)..............................      8.13%        04/01/22        26,389,999
     1,000,000  Universal Health Services, Inc. (a).....................      5.00%        06/01/26         1,000,000
                                                                                                       --------------
                                                                                                          103,195,596
                                                                                                       --------------

                HEALTH CARE SERVICES -- 1.3%
     1,976,000  DaVita, Inc. ...........................................      5.00%        05/01/25         1,933,516
     3,000,000  Envision Healthcare Corp. (a)...........................      5.13%        07/01/22         3,067,500
     2,700,000  Envision Healthcare Corp. (b)...........................      5.63%        07/15/22         2,791,125
     1,800,000  Envision Healthcare Corp. (a)...........................      6.25%        12/01/24         1,899,000
     3,040,000  Surgical Care Affiliates, Inc. (a)......................      6.00%        04/01/23         3,306,000
     1,440,000  Team Health Holdings, Inc. (a)..........................      6.38%        02/01/25         1,418,400
                                                                                                       --------------
                                                                                                           14,415,541
                                                                                                       --------------

                HOMEFURNISHING RETAIL -- 0.0%
       100,000  Tempur Sealy International, Inc. .......................      5.63%        10/15/23           101,250
                                                                                                       --------------

                HOTELS, RESORTS & CRUISE LINES -- 0.6%
     3,600,000  ESH Hospitality, Inc. (a)...............................      5.25%        05/01/25         3,622,500
     1,000,000  FelCor Lodging LP ......................................      5.63%        03/01/23         1,040,000
     2,100,000  FelCor Lodging LP ......................................      6.00%        06/01/25         2,220,750
                                                                                                       --------------
                                                                                                            6,883,250
                                                                                                       --------------

                HOUSEHOLD PRODUCTS -- 0.2%
     2,000,000  Spectrum Brands, Inc. ..................................      6.13%        12/15/24         2,125,000
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.7%
$    5,345,000  Calpine Corp. ..........................................      5.50%        02/01/24    $    5,238,100
     3,400,000  Calpine Corp. ..........................................      5.75%        01/15/25         3,340,500
       824,000  NRG Energy, Inc. (b)....................................      7.88%        05/15/21           859,020
     8,700,000  NRG Energy, Inc. .......................................      6.25%        07/15/22         9,004,500
                                                                                                       --------------
                                                                                                           18,442,120
                                                                                                       --------------

                INDUSTRIAL MACHINERY -- 0.2%
       858,000  SPX Flow, Inc. (a)......................................      5.63%        08/15/24           877,305
       858,000  SPX Flow, Inc. (a)......................................      5.88%        08/15/26           881,595
                                                                                                       --------------
                                                                                                            1,758,900
                                                                                                       --------------

                INSURANCE BROKERS -- 0.4%
     1,000,000  HUB International Ltd. (a)..............................      7.88%        10/01/21         1,050,000
     3,460,000  USI, Inc. (a)...........................................      7.75%        01/15/21         3,535,688
                                                                                                       --------------
                                                                                                            4,585,688
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.3%
     4,000,000  Frontier Communications Corp. ..........................      7.13%        03/15/19         4,280,000
     4,375,000  Frontier Communications Corp. ..........................      8.88%        09/15/20         4,675,781
       280,000  Frontier Communications Corp. ..........................      6.25%        09/15/21           263,200
     3,075,000  Frontier Communications Corp. (b).......................      8.75%        04/15/22         3,125,645
     1,424,000  Zayo Group LLC / Zayo Capital, Inc. (a).................      5.75%        01/15/27         1,461,451
                                                                                                       --------------
                                                                                                           13,806,077
                                                                                                       --------------

                INTERNET & DIRECT MARKETING RETAIL -- 0.0%
       250,000  Netflix, Inc. ..........................................      5.88%        02/15/25           271,875
                                                                                                       --------------

                LEISURE FACILITIES -- 0.7%
     5,650,000  ClubCorp Club Operations, Inc. (a)......................      8.25%        12/15/23         6,257,375
       775,000  Six Flags Entertainment Corp. (a).......................      5.25%        01/15/21           796,506
                                                                                                       --------------
                                                                                                            7,053,881
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 1.1%
     2,268,000  inVentiv Group Holdings, Inc. / inVentiv Health, Inc. /
                   inVentiv Health Clinical, Inc. (a)...................      7.50%        10/01/24         2,387,070
     4,600,000  Jaguar Holding Co. II / Pharmaceutical Product
                   Development LLC (a)..................................      6.38%        08/01/23         4,887,500
     5,600,000  Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
                   Diagnostics SA (a) (b)...............................      6.63%        05/15/22         5,082,000
                                                                                                       --------------
                                                                                                           12,356,570
                                                                                                       --------------

                MANAGED HEALTH CARE -- 1.9%
     2,250,000  Centene Corp. ..........................................      6.13%        02/15/24         2,396,250
    17,310,000  MPH Acquisition Holdings LLC (a) (b)....................      7.13%        06/01/24        18,413,513
                                                                                                       --------------
                                                                                                           20,809,763
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 0.1%
       795,000  Owens-Brockway Glass Container, Inc. (a)................      5.88%        08/15/23           838,228
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 1.2%
     3,000,000  AMC Entertainment Holdings, Inc. .......................      5.88%        02/15/22         3,150,000
     2,400,000  AMC Entertainment Holdings, Inc. .......................      5.75%        06/15/25         2,490,000
     4,339,000  AMC Entertainment Holdings, Inc. (a)....................      5.88%        11/15/26         4,436,628
     1,625,000  Cinemark USA, Inc. (b)..................................      4.88%        06/01/23         1,645,150
     1,100,000  Live Nation Entertainment, Inc. (a) (b).................      5.38%        06/15/22         1,153,625


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                MOVIES & ENTERTAINMENT (CONTINUED)
$      500,000  Regal Entertainment Group ..............................      5.75%        03/15/22    $      521,250
                                                                                                       --------------
                                                                                                           13,396,653
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 1.0%
     1,700,000  Murphy Oil Corp. .......................................      6.88%        08/15/24         1,827,500
     1,000,000  Rice Energy, Inc. ......................................      7.25%        05/01/23         1,077,500
     3,250,000  Sanchez Energy Corp. ...................................      7.75%        06/15/21         3,331,250
       125,000  Sanchez Energy Corp. ...................................      6.13%        01/15/23           120,625
     4,506,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                   Corp. (a)............................................      5.50%        09/15/24         4,596,120
                                                                                                       --------------
                                                                                                           10,952,995
                                                                                                       --------------

                OIL & GAS REFINING & MARKETING -- 0.0%
       250,000  CITGO Petroleum Corp. (a)...............................      6.25%        08/15/22           260,000
                                                                                                       --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.6%
     1,885,000  crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................      6.00%        12/15/20         1,950,975
     2,875,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. (b)....................................      6.13%        03/01/22         2,987,125
       100,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................      6.25%        04/01/23           103,750
       625,000  Holly Energy Partners LP / Holly Energy Finance
                   Corp. (a)............................................      6.00%        08/01/24           657,813
       312,000  Summit Midstream Holdings LLC / Summit Midstream Finance
                   Corp. ...............................................      5.50%        08/15/22           314,340
       196,000  Tesoro Logistics LP / Tesoro Logistics Finance Corp. ...      5.88%        10/01/20           202,370
                                                                                                       --------------
                                                                                                            6,216,373
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 1.5%
     3,125,000  Post Holdings, Inc. (a).................................      6.75%        12/01/21         3,320,313
       800,000  Post Holdings, Inc. (a).................................      6.00%        12/15/22           843,000
     1,250,000  Post Holdings, Inc. (a).................................      7.75%        03/15/24         1,389,850
     1,708,000  Post Holdings, Inc. (a).................................      8.00%        07/15/25         1,930,040
     8,585,000  Post Holdings, Inc. (a).................................      5.00%        08/15/26         8,322,041
     1,000,000  TreeHouse Foods, Inc. (a)...............................      6.00%        02/15/24         1,053,750
                                                                                                       --------------
                                                                                                           16,858,994
                                                                                                       --------------

                PAPER PACKAGING -- 1.0%
    10,552,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (a)...................      7.00%        07/15/24        11,262,941
                                                                                                       --------------

                PHARMACEUTICALS -- 0.8%
     5,200,000  Endo Finance LLC (a)....................................      5.75%        01/15/22         4,556,500
     2,000,000  Endo Finance LLC / Endo Finco, Inc. (a) (b).............      7.25%        01/15/22         1,820,000
     2,000,000  Endo Finance LLC / Endo Finco, Inc. (a).................      5.38%        01/15/23         1,685,000
       800,000  Quintiles IMS, Inc. (a).................................      5.00%        10/15/26           807,328
                                                                                                       --------------
                                                                                                            8,868,828
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.4%
     4,190,000  Realogy Group LLC / Realogy Co.-Issuer Corp. (a)........      4.88%        06/01/23         4,106,200
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 0.1%
       625,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...........      5.00%        04/15/22           640,625
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                RESTAURANTS -- 0.5%
$      661,000  Brinker International, Inc. (a).........................      5.00%        10/01/24    $      644,475
     4,949,000  Landry's, Inc. (a)......................................      6.75%        10/15/24         5,109,843
                                                                                                       --------------
                                                                                                            5,754,318
                                                                                                       --------------

                SEMICONDUCTORS -- 0.5%
     1,350,000  Micron Technology, Inc. (a).............................      7.50%        09/15/23         1,501,875
     3,450,000  Western Digital Corp. (a)...............................      7.38%        04/01/23         3,803,625
                                                                                                       --------------
                                                                                                            5,305,500
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 0.2%
     2,000,000  Aramark Services, Inc. (a)..............................      4.75%        06/01/26         1,997,000
                                                                                                       --------------

                SPECIALIZED REITS (REAL ESTATE INVESTMENT
                   TRUSTS) -- 0.0%
       400,000  GEO Group (The), Inc. ..................................      5.88%        01/15/22           411,500
                                                                                                       --------------

                SPECIALTY CHEMICALS -- 0.1%
       900,000  Valvoline, Inc. (a).....................................      5.50%        07/15/24           947,250
                                                                                                       --------------

                SPECIALTY STORES -- 0.7%
     7,575,000  PetSmart, Inc. (a) (b)..................................      7.13%        03/15/23         7,461,375
                                                                                                       --------------

                SYSTEMS SOFTWARE -- 0.5%
       975,000  BMC Software Finance, Inc. (a) (b)......................      8.13%        07/15/21           945,750
     4,527,000  BMC Software, Inc. .....................................      7.25%        06/01/18         4,594,905
                                                                                                       --------------
                                                                                                            5,540,655
                                                                                                       --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.8%
     1,850,000  Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (a)...      5.88%        06/15/21         1,952,137
    12,850,000  Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
                   (a) (b)..............................................      7.13%        06/15/24        14,076,853
     3,000,000  Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (a)...      6.02%        06/15/26         3,244,767
                                                                                                       --------------
                                                                                                           19,273,757
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.7%
     1,500,000  Ashtead Capital, Inc. (a) (b)...........................      6.50%        07/15/22         1,576,875
       306,000  United Rentals North America, Inc. (b)..................      7.63%        04/15/22           321,109
     5,000,000  United Rentals North America, Inc. .....................      5.75%        11/15/24         5,306,249
       250,000  United Rentals North America, Inc. .....................      5.50%        07/15/25           260,313
       339,000  United Rentals North America, Inc. .....................      5.50%        05/15/27           342,390
                                                                                                       --------------
                                                                                                            7,806,936
                                                                                                       --------------

                TRUCKING -- 0.3%
     2,300,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (a).............................................      5.13%        06/01/22         2,245,375
       875,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (b).............................................      5.50%        04/01/23           852,031
       250,000  Hertz (The) Corp. ......................................      7.38%        01/15/21           243,125
       100,000  Hertz (The) Corp. (a)...................................      5.50%        10/15/24            84,500
                                                                                                       --------------
                                                                                                            3,425,031
                                                                                                       --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 1.8%
     5,119,000  SBA Communications Corp. (a)............................      4.88%        09/01/24         5,009,453
     4,000,000  Sprint Capital Corp. ...................................      6.90%        05/01/19         4,280,000
     2,750,000  Sprint Communications, Inc. (a).........................      9.00%        11/15/18         3,018,125
     2,250,000  Sprint Communications, Inc. (b).........................      7.00%        08/15/20         2,413,125
       150,000  T-Mobile USA, Inc. .....................................      6.00%        03/01/23           159,000
     2,500,000  T-Mobile USA, Inc. .....................................      6.63%        04/01/23         2,663,000


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
$    2,000,000  T-Mobile USA, Inc. .....................................      6.84%        04/28/23    $    2,140,000
                                                                                                       --------------
                                                                                                           19,682,703
                                                                                                       --------------
                TOTAL CORPORATE BONDS................................................................     615,821,271
                (Cost $608,448,356)                                                                    --------------

FOREIGN CORPORATE BONDS -- 15.1%

                AEROSPACE & DEFENSE -- 0.2%
     2,000,000  Bombardier, Inc. (a)....................................      7.75%        03/15/20         2,137,500
                                                                                                       --------------

                ALUMINUM -- 0.2%
     2,250,000  Alcoa Nederland Holding BV (a)..........................      7.00%        09/30/26         2,469,375
                                                                                                       --------------

                AUTOMOBILE MANUFACTURERS -- 0.4%
     4,000,000  Fiat Chrysler Automobiles NV ...........................      5.25%        04/15/23         4,120,000
                                                                                                       --------------

                BUILDING PRODUCTS -- 1.7%
       250,000  Allegion PLC ...........................................      5.88%        09/15/23           267,500
     6,880,000  Cemex SAB de C.V. (a)...................................      7.25%        01/15/21         7,370,200
     9,000,000  Cemex SAB de C.V. (a)...................................      7.75%        04/16/26        10,023,750
     1,100,000  Masonite International Corp. (a)........................      5.63%        03/15/23         1,144,000
                                                                                                       --------------
                                                                                                           18,805,450
                                                                                                       --------------

                CABLE & SATELLITE -- 2.7%
     2,000,000  Virgin Media Finance PLC (a)............................      6.38%        04/15/23         2,110,000
     2,480,000  Virgin Media Finance PLC (a)............................      6.00%        10/15/24         2,593,162
     1,654,000  Virgin Media Finance PLC (a)............................      5.75%        01/15/25         1,685,013
     2,000,000  Virgin Media Secured Finance PLC (a)....................      5.25%        01/15/26         2,014,240
     7,073,000  Virgin Media Secured Finance PLC (a)....................      5.50%        08/15/26         7,196,777
     3,154,000  Ziggo Bond Finance BV (a)...............................      6.00%        01/15/27         3,136,968
    10,670,000  Ziggo Secured Finance BV (a)............................      5.50%        01/15/27        10,656,662
                                                                                                       --------------
                                                                                                           29,392,822
                                                                                                       --------------

                CASINOS & GAMING -- 0.7%
       250,000  International Game Technology PLC (a)...................      5.63%        02/15/20           265,625
     3,329,000  International Game Technology PLC (a)...................      6.25%        02/15/22         3,564,094
     4,080,000  MCE Finance Ltd. (a)....................................      5.00%        02/15/21         4,120,800
                                                                                                       --------------
                                                                                                            7,950,519
                                                                                                       --------------

                DIVERSIFIED CHEMICALS -- 0.0%
       250,000  INEOS Group Holdings SA (a).............................      5.88%        02/15/19           254,125
                                                                                                       --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.1%
       950,000  Ritchie Bros Auctioneers, Inc. (a)......................      5.38%        01/15/25           972,563
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 2.2%
    22,750,000  SFR Group SA (a) (b)....................................      6.00%        05/15/22        23,489,375
                                                                                                       --------------

                INTERNET SOFTWARE & SERVICES -- 0.3%
     2,507,000  Open Text Corp. (a).....................................      5.63%        01/15/23         2,619,815
     1,000,000  Open Text Corp. (a).....................................      5.88%        06/01/26         1,050,000
                                                                                                       --------------
                                                                                                            3,669,815
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 1.2%
     6,250,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (a).............................................      6.75%        01/31/21         6,492,188


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                METAL & GLASS CONTAINERS (CONTINUED)
$    5,300,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (a).............................................      7.25%        05/15/24    $    5,697,500
       500,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (a).............................................      6.00%        02/15/25           504,375
                                                                                                       --------------
                                                                                                           12,694,063
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 0.7%
     2,650,000  JBS USA LUX SA / JBS USA Finance, Inc. (a)..............      7.25%        06/01/21         2,750,700
     4,831,000  JBS USA LUX SA / JBS USA Finance, Inc. (a) (b)..........      5.88%        07/15/24         5,012,163
                                                                                                       --------------
                                                                                                            7,762,863
                                                                                                       --------------

                PAPER PACKAGING -- 0.1%
     1,000,000  Cascades, Inc. (a)......................................      5.50%        07/15/22         1,018,750
                                                                                                       --------------

                PHARMACEUTICALS -- 3.8%
     4,084,000  Capsugel SA (a) (b) (c).................................      7.00%        05/15/19         4,106,973
       970,000  Concordia International Corp. (a).......................      9.00%        04/01/22           826,925
     5,080,000  Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (a).....      6.00%        07/15/23         4,356,100
     3,585,000  Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (a).....      6.00%        02/01/25         2,935,218
       500,000  Grifols Worldwide Operations Ltd. ......................      5.25%        04/01/22           521,370
     4,250,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.75%        08/01/22         3,963,125
     1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.63%        10/15/23           891,250
     1,750,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.50%        04/15/25         1,515,938
    20,336,000  Valeant Pharmaceuticals International, Inc. (a).........      6.75%        08/15/18        20,158,059
     2,040,000  Valeant Pharmaceuticals International, Inc. (a).........      5.38%        03/15/20         1,762,050
     1,000,000  Valeant Pharmaceuticals International, Inc. (a).........      7.50%        07/15/21           872,500
                                                                                                       --------------
                                                                                                           41,909,508
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 0.2%
       825,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a)...............      5.50%        10/01/21           856,969
       813,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a)...............      5.00%        02/01/25           808,935
                                                                                                       --------------
                                                                                                            1,665,904
                                                                                                       --------------

                RESTAURANTS -- 0.3%
     3,000,000  1011778 B.C. ULC / New Red Finance, Inc. (a) (b)........      6.00%        04/01/22         3,133,260
                                                                                                       --------------

                SECURITY & ALARM SERVICES -- 0.3%
     2,500,000  Garda World Security Corp. (a) (b)......................      7.25%        11/15/21         2,406,250
     1,000,000  Garda World Security Corp. (a)..........................      7.25%        11/15/21           962,500
                                                                                                       --------------
                                                                                                            3,368,750
                                                                                                       --------------

                TOTAL FOREIGN CORPORATE BONDS........................................................     164,814,642
                (Cost $163,257,918)                                                                    --------------


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (d)     MATURITY (e)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 30.1%

                AEROSPACE & DEFENSE -- 0.1%
       978,974  TransDigm, Inc., Term Loan F - Extended ................      3.78%        06/15/23           976,086
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (d)     MATURITY (e)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                APPAREL RETAIL -- 0.1%
$    1,380,164  Neiman Marcus Group (The), Inc., Other Term Loan .......      4.25%        10/25/20    $    1,140,761
                                                                                                       --------------

                APPLICATION SOFTWARE -- 0.8%
     2,689,894  Epicor Software Corp., Term B Loan .....................      4.75%        06/01/22         2,699,981
       405,128  Informatica Corp. (Ithacalux S.A.R.L.), Dollar Term
                   Loan ................................................      4.50%        08/05/22           403,406
       468,687  JDA Software Group (RP Crown Parent, Inc.),
                   Term Loan B .........................................      4.50%        09/21/23           471,968
     5,232,000  Kronos, Inc., 1st Lien Term Loan .......................      5.00%        10/31/23         5,287,616
       262,320  Triple Point Technologies, Inc., Term Loan .............      5.25%        07/10/20           232,809
                                                                                                       --------------
                                                                                                            9,095,780
                                                                                                       --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.1%
     1,167,123  Victory Capital Holdings (VCH Holdings LLC), Initial
                   Term Loan ...........................................      8.50%        10/29/21         1,169,072
                                                                                                       --------------

                BROADCASTING -- 0.3%
     2,656,676  Tribune Media Co., Extended Term Loan B ................      3.75%        01/31/24         2,674,396
       637,859  Tribune Media Co., Term B Loan .........................      3.78%        12/27/20           640,889
                                                                                                       --------------
                                                                                                            3,315,285
                                                                                                       --------------

                BUILDING PRODUCTS -- 0.0%
       486,891  Jeld-Wen, Inc., Term Loan B ............................      4.75%        07/01/22           489,530
                                                                                                       --------------

                CABLE & SATELLITE -- 0.1%
       918,750  Cablevision Systems Corp. (CSC Holdings, Inc.), Term
                   Loan B ..............................................      3.77%        10/01/24           924,492
                                                                                                       --------------

                CASINOS & GAMING -- 3.6%
     3,118,500  Amaya Holdings B.V., 2nd Lien Term Loan ................      8.00%        07/31/22         3,126,296
    14,403,707  Amaya Holdings B.V., Initial Term B Loan (First Lien)...      5.00%        08/01/21        14,471,261
     8,221,192  Caesars Entertainment Resort Properties LLC,
                   Term B Loan .........................................      7.00%        10/11/20         8,291,647
    13,560,275  Caesars Growth Partners LLC, Term B Loan (First Lien)...      6.25%        05/08/21        13,625,228
                                                                                                       --------------
                                                                                                           39,514,432
                                                                                                       --------------

                CONSUMER FINANCE -- 0.0%
       490,224  Walter Investment Management Corp., Tranche B Term
                   Loan ................................................      4.75%        12/18/20           470,615
                                                                                                       --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.6%
     6,016,667  Brickman Group Holdings, Inc., Second Lien Term Loan ...      7.50%        12/31/21         6,041,756
                                                                                                       --------------

                ELECTRIC UTILITIES -- 1.8%
     1,480,611  Lightstone Generation LLC, Term Loan B .................      6.50%        12/31/23         1,498,201
       141,011  Lightstone Generation LLC, Term Loan C .................      6.50%        12/31/23           142,686
     2,400,000  Vistra Energy Corp. (TXU/TEX/TCEH), 2016 Incremental
                   Term Loan (f)  ......................................      4.02%        12/31/23         2,424,000
    12,240,507  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan B (f) ....      5.00%        08/04/23        12,271,108
     2,791,695  Vistra Energy Corp. (TXU/TEX/TCEH), Term Loan C (f) ....      5.00%        08/04/23         2,798,674
                                                                                                       --------------
                                                                                                           19,134,669
                                                                                                       --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.0%
       186,382  PSSI (Packers Holdings LLC), Term Loan B ...............      4.75%        12/02/21           188,711
                                                                                                       --------------

                FOOD RETAIL -- 0.9%
     6,969,246  Albertsons LLC, Term Loan B4 ...........................      3.78%        08/22/21         6,997,542
       997,500  Albertsons LLC, Term Loan B5 ...........................      4.25%        12/22/22         1,004,363
     2,331,856  Albertsons LLC, Term Loan B6 ...........................      4.06%        06/22/23         2,345,264
                                                                                                       --------------
                                                                                                           10,347,169
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (d)     MATURITY (e)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE EQUIPMENT -- 0.2%
$    1,989,899  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan ...................................      4.25%        06/08/20    $    1,938,162
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 1.5%
       271,034  Acadia Healthcare Co., Inc., Term Loan B1 ..............      3.78%        02/11/22           273,406
       989,310  Acadia Healthcare Co., Inc., Term Loan B2 ..............      3.78%        02/15/23           997,551
     3,939,656  Kindred Healthcare, Inc., New Term Loan ................      4.31%        04/09/21         3,942,926
     2,000,000  Select Medical Corp., Series E Tranche B Term Loan .....  6.02% - 7.75%    06/01/18         2,011,260
     8,786,812  Select Medical Corp., Term Loan F ......................  6.00% - 7.75%    02/28/21         8,819,763
                                                                                                       --------------
                                                                                                           16,044,906
                                                                                                       --------------

                HEALTH CARE SERVICES -- 2.1%
       785,362  21st Century Oncology, Inc., Tranche B Term Loan .......      7.13%        04/30/22           728,816
     1,236,225  Air Medical Group Holdings, Inc., Initial Term Loan ....      4.25%        04/28/22         1,231,329
       597,000  Air Medical Group Holdings, Inc., Term Loan B1..........      5.00%        04/28/22           596,254
        97,656  AMAG Pharmaceuticals, Inc., Initial Term Loan ..........      4.75%        08/17/21            97,412
     1,978,557  CareCore National LLC, Term Loan .......................      5.50%        03/05/21         1,968,664
       694,750  CHG Healthcare Services, Inc., Term Loan B .............      4.75%        05/31/23           701,524
     2,947,500  Curo Health Services Holdings, Inc., Term B Loan (First
                   Lien) ...............................................  6.50% - 6.54%    02/07/22         2,969,606
       199,500  ExamWorks Group, Inc., Term Loan B .....................      4.25%        07/27/23           200,310
     3,487,642  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien) ........................................      5.25%        07/01/21         3,189,030
     3,246,423  Surgery Centers Holdings, Inc., Term Loan B ............      4.75%        11/03/20         3,282,945
     8,888,765  U.S. Renal Care, Inc., Term Loan B .....................      5.25%        12/30/22         8,370,994
                                                                                                       --------------
                                                                                                           23,336,884
                                                                                                       --------------

                HYPERMARKETS & SUPER CENTERS -- 0.9%
       805,232  BJ's Wholesale Club, Inc., 1st Lien Term Loan ..........      4.50%        01/31/24           802,970
     8,463,623  BJ's Wholesale Club, Inc., 2nd Lien Term Loan ..........      8.50%        01/26/25         8,548,259
                                                                                                       --------------
                                                                                                            9,351,229
                                                                                                       --------------

                INDUSTRIAL CONGLOMERATES -- 1.0%
    10,886,285  Gardner Denver, Inc., Initial Dollar Term Loan .........  4.25% - 4.57%    07/30/20        10,753,799
                                                                                                       --------------

                INSURANCE BROKERS -- 0.3%
       428,571  Amwins Group LLC, Term Loan B (Second Lien) ............      7.75%        01/31/25           435,000
     2,500,000  Confie Seguros Holding II Co., Term Loan B .............      5.75%        03/30/22         2,509,375
                                                                                                       --------------
                                                                                                            2,944,375
                                                                                                       --------------

                LEISURE FACILITIES -- 0.1%
       328,524  Life Time Fitness, Inc., Term Loan B ...................      4.00%        06/10/22           328,662
       957,875  Planet Fitness Holdings LLC, Term Loan B ...............  4.28% - 4.50%    03/31/21           962,664
                                                                                                       --------------
                                                                                                            1,291,326
                                                                                                       --------------


                LIFE SCIENCES TOOLS & SERVICES -- 0.8%
       987,147  Immucor, Inc., Term B-2 Loan ...........................      5.00%        08/19/18           962,468
     5,833,333  inVentiv Health, Inc., Term Loan B .....................      4.75%        09/30/23         5,881,925
     1,959,799  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                   Inc.), Initial Term Loan ............................      4.75%        06/30/21         1,944,277
                                                                                                       --------------
                                                                                                            8,788,670
                                                                                                       --------------

                MANAGED HEALTH CARE -- 0.0%
       445,418  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term
                   Loan B ..............................................      5.00%        06/15/23           451,636
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (d)     MATURITY (e)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                MOVIES & ENTERTAINMENT -- 0.2%
$      784,075  Creative Artists Agency LLC (CAA Holdings LLC),
                   Term Loan B .........................................      5.00%        12/17/21    $      792,896
     1,460,380  WME IMG Worldwide, Inc., Term Loan (First Lien) ........  5.25% - 5.29%    05/06/21         1,464,761
                                                                                                       --------------
                                                                                                            2,257,657
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
     1,027,778  American Energy Marcellus Holdings LLC (Ascent Resources
                   - Marcellus LLC), Initial Loan (Second Lien) ........      8.50%        08/04/21           105,347
     1,000,000  Fieldwood Energy LLC, Closing Date Loan (Second Lien)...      8.38%        09/30/20           785,000
                                                                                                       --------------
                                                                                                              890,347
                                                                                                       --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.1%
       893,837  First Data Corp., Term Loan 2021........................      3.78%        03/24/21           899,003
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 1.1%
    11,820,375  Amplify Snack Brands, Inc., Term Loan B ................      6.50%        08/31/23        11,608,554
                                                                                                       --------------

                PAPER PACKAGING -- 0.3%
     2,765,382  Reynolds Group Holdings, Inc., Term Loan B .............      4.25%        02/05/23         2,772,019
                                                                                                       --------------

                PHARMACEUTICALS -- 3.0%
    15,932,485  Concordia Healthcare Corp., Initial Dollar Term Loan ...      5.25%        10/21/21        12,382,568
     5,400,000  Horizon Pharma, Inc., Incremental Term Loan ............      5.50%        05/07/21         5,436,018
     3,381,455  Horizon Pharma, Inc., Term Loan B ......................      5.00%        04/30/21         3,398,362
       497,449  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Initial
                   Dollar Term Loan ....................................      4.25%        03/11/21           500,434
    10,614,743  Valeant Pharmaceuticals International, Inc., Series F-1
                   Tranche B Term Loan .................................      5.50%        04/01/22        10,655,928
                                                                                                       --------------
                                                                                                           32,373,310
                                                                                                       --------------

                PROPERTY & CASUALTY INSURANCE -- 0.1%
       600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien) .......................................      6.75%        02/28/22           601,002
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.8%
     9,122,009  DTZ Worldwide Ltd., 2015-1 Additional Term Loan ........  4.25% - 4.29%    11/04/21         9,171,907
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 1.9%
    12,652,114  Acosta, Inc., Term Loan B ..............................      4.29%        09/26/21        12,209,290
     7,135,022  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien) ........................................  4.09% - 4.25%    07/23/21         7,092,640
       800,000  Information Resources, Inc., Second Lien Term Loan .....      9.25%        12/31/24           796,000
       800,000  Information Resources, Inc., Term Loan B ...............      5.25%        12/31/23           807,000
                                                                                                       --------------
                                                                                                           20,904,930
                                                                                                       --------------

                RESTAURANTS -- 1.3%
       698,550  Focus Brands, Inc., Term Loan B ........................      5.00%        10/15/23           708,735
       720,000  Landry's Restaurants, Inc., Term Loan B ................      4.00%        09/19/23           726,041
     1,685,000  Portillo's Holdings LLC, Second Lien Term Loan .........      9.00%        08/15/22         1,701,850
     8,170,867  Portillo's Holdings LLC, Term B Loan (First Lien) ......      5.50%        08/02/21         8,252,576
     2,408,750  Red Lobster Management LLC, Initial Term Loan (First
                   Lien) ...............................................      6.25%        07/28/21         2,438,860
                                                                                                       --------------
                                                                                                           13,828,062
                                                                                                       --------------

                RETAIL REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.2%
     2,250,000  Capital Automotive LLC, Term Loan (Second Lien) ........      6.00%        04/30/20         2,265,008
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (d)     MATURITY (e)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SEMICONDUCTORS -- 0.8%
$    8,942,046  Micron Technology, Inc., Term Loan B ...................      4.53%        04/26/22    $    9,060,170
                                                                                                       --------------

                SOFT DRINKS -- 0.6%
     7,001,522  Keurig Green Mountain, Inc. (Maple Holdings Acquisition
                   Corp.), Term B USD Loan .............................      5.31%        03/03/23         7,096,322
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 1.5%
       703,543  Asurion LLC, New Term Loan B-2 .........................      4.03%        07/08/20           709,552
     8,205,882  Asurion LLC, Term Loan (Second Lien) ...................      8.50%        03/03/21         8,318,713
     4,460,582  Asurion LLC, Term Loan B4 ..............................      4.25%        08/04/22         4,507,061
     2,434,237  Asurion LLC, Term Loan B5 ..............................      4.75%        11/03/23         2,458,068
                                                                                                       --------------
                                                                                                           15,993,394
                                                                                                       --------------

                SPECIALTY STORES -- 0.8%
       256,115  Coinstar, Inc., (Aspen Merger Sub, Inc.), Term Loan B...      5.25%        09/27/23           259,237
     2,418,731  PetSmart, Inc., Term Loan B ............................      4.00%        03/10/22         2,395,632
     3,406,249  Toys "R" US-Delaware, Inc., Term B-2 Loan ..............      5.25%        05/25/18         3,183,140
     3,694,935  Toys "R" US-Delaware, Inc., Term B4 Loan ...............      9.75%        04/25/20         3,040,931
                                                                                                       --------------
                                                                                                            8,878,940
                                                                                                       --------------

                SYSTEMS SOFTWARE -- 1.6%
     4,069,575  Applied Systems, Inc., Initial Term Loan (Second
                   Lien) ...............................................      7.50%        01/24/22         4,086,097
     4,722,826  Avast Software B.V. (Sybil Software LLC), Term Loan B...      5.00%        08/31/22         4,787,765
     5,598,050  BMC Software Finance, Inc., Initial US Term Loan .......      5.00%        09/10/20         5,582,320
     2,669,042  Compuware Corp., Term Loan B3 ..........................      6.25%        12/15/21         2,671,044
                                                                                                       --------------
                                                                                                           17,127,226
                                                                                                       --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.4%
     4,326,087  Vertiv, Inc. (Cortes NP Acquisition), Term Loan B ......  6.00% - 6.04%    10/15/23         4,347,717
                                                                                                       --------------

                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................     327,784,913
                (Cost $329,592,458)                                                                    --------------


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
RIGHTS -- 0.0%

                ELECTRIC UTILITIES -- 0.0%
         1,737  Vistra Energy Corp. (f) (g)..........................................................           2,552
         2,702  Vistra Energy Corp. (f) (g) (h)......................................................               0
                                                                                                       --------------
                TOTAL RIGHTS ........................................................................           2,552
                (Cost $3,018)                                                                          --------------

MONEY MARKET FUNDS -- 1.1%

   11,990,407   Morgan Stanley Institutional Liquidity Fund - Treasury
                Portfolio - Institutional Class - 0.41% (i) .........................................      11,990,407
                (Cost $11,990,407)                                                                     --------------

                TOTAL INVESTMENTS -- 102.7%..........................................................   1,120,413,785
                (Cost $1,113,292,157) (j)                                                              --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT NOTES SOLD SHORT -- (7.4%)

$  (17,000,000) United States Treasury Note ............................      1.00%        03/15/18    $  (17,013,277)
   (31,750,000) United States Treasury Note ............................      0.75%        10/31/18       (31,535,433)
    (3,650,000) United States Treasury Note ............................      1.25%        11/30/18        (3,655,490)
    (4,775,000) United States Treasury Note ............................      1.50%        10/31/19        (4,785,448)
    (2,000,000) United States Treasury Note ............................      1.63%        12/31/19        (2,009,648)
      (500,000) United States Treasury Note ............................      2.00%        11/30/20          (505,469)
      (700,000) United States Treasury Note ............................      2.25%        04/30/21          (712,715)
    (5,000,000) United States Treasury Note ............................      1.75%        11/30/21        (4,968,260)
    (5,000,000) United States Treasury Note ............................      2.00%        12/31/21        (5,022,070)
    (1,000,000) United States Treasury Note ............................      2.00%        08/15/25          (968,613)
   (10,000,000) United States Treasury Note ............................      2.00%        11/15/26        (9,611,130)
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT NOTES SOLD SHORT...............................................     (80,787,553)
                (Proceeds $81,007,432)                                                                 --------------

                NET OTHER ASSETS AND LIABILITIES -- 4.7%.............................................      51,825,393
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $1,091,451,625
                                                                                                       ==============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2017, securities noted as such amounted to $472,487,157 or 43.3% of net assets.

(b) This security or a portion of this security is segregated as collateral for investments sold short.

(c) These notes are Senior Payment-In-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.00% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2016 through January 31, 2017), this security paid all of its interest in cash.

(d) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at January 31, 2017. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(e) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(f) On October 3, 2016, Texas Competitive Electric Holdings (TCEH), completed their reorganization in the form of a tax free spin off from their parent company, Energy Future Holdings. As part of the reorganization, first lien claim holders received equity in a new entity, TCEH Corp., cash held by the new entity, tax receivable rights, and a beneficial interest in an unsecured claim up to the parent company, Energy Future Holdings. Effective November 7, 2016, TCEH Corp. changed its name to Vistra Energy Corp.

(g)   Non-income producing security.

(h) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2017, securities noted as such amounted to $0 or 0.0% of net assets.

(i)   Interest rate shown reflects yield as of January 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)


(j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,840,348 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,718,720.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                              ASSETS TABLE
                                                                             LEVEL 2         LEVEL 3
                                              TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                            1/31/2017         PRICES          INPUTS          INPUTS
                                          --------------  --------------  --------------  --------------
Corporate Bonds*........................  $  615,821,271  $           --  $  615,821,271  $           --
Foreign Corporate Bonds*................     164,814,642              --     164,814,642              --
Senior Floating-Rate Loan Interests*....     327,784,913              --     327,784,913              --
Rights*.................................           2,552              --           2,552              --**
Money Market Funds......................      11,990,407      11,990,407              --              --
                                          --------------  --------------  --------------  --------------
Total Investments.......................  $1,120,413,785  $   11,990,407  $1,108,423,378  $           --**
                                          ==============  ==============  ==============  ==============

                                           LIABILITIES TABLE
                                                                             LEVEL 2         LEVEL 3
                                              TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                            1/31/2017         PRICES          INPUTS          INPUTS
                                          --------------  --------------  --------------  --------------
U.S. Government Notes Sold Short........  $  (80,787,553) $           --  $  (80,787,553) $           --
                                          ==============  ==============  ==============  ==============

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

Level 3 Rights that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2017 (UNAUDITED)


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2016
   Rights                                            $        --*
Net Realized Gain (Loss)                                      --
Change in Unrealized Appreciation /(Depreciation)             --
Purchases                                                     --
Sales                                                         --
Transfers In                                                  --
Transfers Out                                                 --
                                                     -----------
ENDING BALANCE AT JANUARY 31, 2017
   Rights                                                     --*
                                                     -----------
Total Level 3 holdings                               $        --*
                                                     ===========

* Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), which trades under the ticker "HYLS" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee of the Fund's investment advisor, First Trust Advisor L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be

(1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments includes Senior Loans.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2017 (UNAUDITED)

      widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

           11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2017 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of January 31, 2017.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of January 31, 2017.

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
CORPORATE BONDS -- 36.8%

                AEROSPACE/DEFENSE -- 0.4%
$    2,215,000  United Technologies Corp. (a)...........................      1.24%        11/01/19    $   2,226,230
                                                                                                       -------------

                AGRICULTURE -- 0.4%
     1,985,000  Reynolds American, Inc. ................................      2.30%        08/21/17        1,994,204
                                                                                                       -------------

                AUTO MANUFACTURERS -- 5.8%
       330,000  American Honda Finance Corp., Medium-Term Note (a)......      1.48%        07/13/18          331,300
     1,000,000  American Honda Finance Corp., Medium-Term Note (a)......      1.19%        11/19/18        1,001,634
     1,000,000  American Honda Finance Corp., Medium-Term Note (a)......      1.74%        02/22/19        1,011,749
       250,000  Daimler Finance North America LLC (a) (b)...............      1.30%        03/10/17          250,088
     2,200,000  Daimler Finance North America LLC (a) (b)...............      1.23%        08/01/17        2,201,762
     1,417,000  Daimler Finance North America LLC (a) (b)...............      1.74%        07/05/19        1,426,691
     3,000,000  Daimler Finance North America LLC (a) (b)...............      1.66%        10/30/19        3,002,927
       500,000  Daimler Finance North America LLC (a) (b)...............      1.64%        01/06/20          501,796
     2,000,000  Ford Motor Credit Co. LLC (a)...........................      1.63%        03/27/17        2,001,707
     1,000,000  Ford Motor Credit Co. LLC ..............................      1.68%        09/08/17        1,000,693
     1,000,000  Ford Motor Credit Co. LLC (a)...........................      1.95%        01/09/18        1,003,742
     1,000,000  Ford Motor Credit Co. LLC (a)...........................      1.86%        06/15/18        1,004,700
     1,500,000  Ford Motor Credit Co. LLC (a)...........................      1.78%        03/12/19        1,502,817
       300,000  Ford Motor Credit Co. LLC (a)...........................      2.01%        01/09/20          301,039
     1,000,000  Ford Motor Credit Co. LLC, Medium-Term Note (a).........      2.59%        01/08/19        1,017,762
     3,022,000  General Motors Financial Co., Inc. .....................      2.63%        07/10/17        3,036,382
     1,000,000  General Motors Financial Co., Inc. (a)..................      3.08%        01/15/19        1,023,769
     2,000,000  General Motors Financial Co., Inc. (a)..................      2.27%        10/04/19        2,019,178
     1,500,000  Nissan Motor Acceptance Corp. (a) (b)...................      1.81%        04/06/18        1,507,989
     1,500,000  Nissan Motor Acceptance Corp. (a) (b)...................      1.48%        09/13/19        1,500,473
     2,000,000  Toyota Motor Credit Corp., Medium-Term Note (a).........      1.39%        04/06/18        2,004,414
       800,000  Toyota Motor Credit Corp., Medium-Term Note (a).........      1.73%        02/19/19          810,266
     1,000,000  Toyota Motor Credit Corp., Medium-Term Note (a).........      1.46%        10/18/19        1,004,469
     2,495,000  Volkswagen Group of America Finance LLC (b).............      1.25%        05/23/17        2,493,194
                                                                                                       -------------
                                                                                                          32,960,541
                                                                                                       -------------

                BANKS -- 12.1%
     2,000,000  Bank of America Corp. ..................................      5.42%        03/15/17        2,009,548
     1,000,000  Bank of America Corp. ..................................      3.88%        03/22/17        1,003,921
       296,000  Bank of America Corp. (a)...............................      2.06%        01/15/19          298,660
     1,030,000  Bank of America Corp., Medium-Term Note (a).............      1.54%        08/25/17        1,032,215
     2,433,000  Bank of America Corp., Medium-Term Note (a).............      2.07%        03/22/18        2,453,021
     2,522,000  Bank of America Corp., Medium-Term Note (a).............      1.87%        04/01/19        2,536,274
     1,000,000  Bank of New York Mellon (The) Corp., Medium-Term
                   Note (a).............................................      1.78%        08/17/20        1,014,790
     3,575,000  BB&T Corp., Medium-Term Note (a)........................      1.82%        06/15/18        3,601,916
     1,000,000  Branch Banking & Trust Co., Medium-Term Note (a)........      1.42%        05/01/19        1,001,685
     2,625,000  Capital One N.A./Mclean VA (a)..........................      1.56%        02/05/18        2,634,104
     1,285,000  Capital One N.A./Mclean VA (a)..........................      1.72%        09/13/19        1,291,178
     1,400,000  Citigroup, Inc. (a).....................................      1.49%        03/10/17        1,399,924
     1,140,000  Citigroup, Inc. (a).....................................      1.41%        05/01/17        1,140,552
     1,800,000  Citigroup, Inc. (a).....................................      1.73%        04/27/18        1,806,528
     1,000,000  Citigroup, Inc. (a).....................................      2.61%        05/15/18        1,016,443
     1,500,000  Citigroup, Inc. (a).....................................      1.88%        06/07/19        1,510,822
     1,000,000  Citigroup, Inc. (a).....................................      1.80%        01/10/20        1,001,933
     1,000,000  Citigroup, Inc. (a).....................................      2.07%        08/02/21        1,010,410
     1,000,000  Citigroup, Inc. (a).....................................      2.02%        12/08/21        1,000,710
     1,500,000  Citizens Bank N.A./Providence RI, Medium-Term Note .....      1.60%        12/04/17        1,500,191


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    1,500,000  Fifth Third Bank/Cincinnati OH (a)......................      1.59%        09/27/19    $   1,500,966
     1,500,000  Goldman Sachs Group, (The), Inc. (a)....................      1.59%        05/22/17        1,502,303
     1,000,000  Goldman Sachs Group, (The), Inc. (a)....................      2.24%        04/30/18        1,009,175
     1,500,000  Goldman Sachs Group, (The), Inc. (a)....................      2.08%        04/25/19        1,510,399
     1,000,000  Goldman Sachs Group, (The), Inc. (a)....................      1.76%        12/13/19        1,000,966
     1,500,000  Goldman Sachs Group, (The), Inc. (a)....................      2.20%        04/23/20        1,517,863
       333,000  Goldman Sachs Group, (The), Inc. (a)....................      2.14%        04/26/22          333,037
     2,000,000  Goldman Sachs Group, (The), Inc., Medium-Term
                   Note (a).............................................      1.57%        06/04/17        2,003,016
       500,000  JPMorgan Chase & Co. (a)................................      1.94%        01/25/18          502,873
     1,500,000  JPMorgan Chase & Co. (a)................................      1.84%        03/22/19        1,511,127
     1,000,000  JPMorgan Chase Bank N.A. (a)............................      1.44%        09/21/18        1,002,181
     3,500,000  JPMorgan Chase Bank N.A. (a)............................      1.59%        09/23/19        3,506,717
     1,000,000  KeyBank N.A. (a)........................................      1.73%        11/22/21        1,003,039
     1,850,000  Morgan Stanley .........................................      4.75%        03/22/17        1,859,259
     3,000,000  Morgan Stanley (a)......................................      1.89%        01/24/19        3,020,783
       500,000  Morgan Stanley (a)......................................      2.18%        01/27/20          506,988
     1,000,000  Morgan Stanley (a)......................................      2.21%        01/20/22        1,005,170
     1,510,000  Morgan Stanley, Global Medium-Term Note (a).............      2.32%        04/25/18        1,526,856
     1,000,000  Morgan Stanley, Global Medium-Term Note (a).............      2.26%        02/01/19        1,017,799
       325,000  National City Bank/Cleveland OH (a).....................      1.32%        06/07/17          325,165
       800,000  PNC Bank N.A. (a).......................................      1.19%        08/01/17          800,269
     1,700,000  US Bank N.A./Cincinnati OH, Medium-Term Note (a)........      1.62%        01/29/18        1,706,594
     1,605,000  Wachovia Corp. (a)......................................      1.23%        06/15/17        1,605,666
     1,000,000  Wells Fargo & Co. (a)...................................      1.67%        04/23/18        1,003,614
     2,000,000  Wells Fargo & Co., Medium-Term Note (a).................      1.72%        01/30/20        2,001,854
     1,500,000  Wells Fargo Bank N.A. (a)...............................      1.50%        09/07/17        1,502,966
       500,000  Wells Fargo Bank N.A., Medium-Term Note (a).............      1.78%        01/22/18          503,318
     1,000,000  Wells Fargo Bank N.A., Medium-Term Note (a).............      1.45%        11/28/18        1,003,230
       500,000  Wells Fargo Bank N.A., Medium-Term Note (a).............      1.60%        12/06/19          501,967
                                                                                                       -------------
                                                                                                          68,059,985
                                                                                                       -------------

                BEVERAGES -- 0.9%
     1,400,000  Anheuser-Busch InBev Finance, Inc. (a)..................      2.14%        02/01/21        1,424,937
       936,000  Molson Coors Brewing Co. ...............................      2.00%        05/01/17          938,034
     2,500,000  PepsiCo, Inc. (a).......................................      1.27%        10/04/19        2,505,570
                                                                                                       -------------
                                                                                                           4,868,541
                                                                                                       -------------

                BIOTECHNOLOGY -- 0.7%
     4,000,000  Amgen, Inc. (a).........................................      1.30%        05/22/17        4,004,536
                                                                                                       -------------

                CHEMICALS -- 0.3%
       800,000  Rohm & Haas Co. ........................................      6.00%        09/15/17          822,821
     1,000,000  Sherwin-Williams (The) Co. .............................      1.35%        12/15/17          998,839
                                                                                                       -------------
                                                                                                           1,821,660
                                                                                                       -------------

                COMPUTERS -- 0.5%
       950,000  Hewlett Packard Enterprise Co. (a)......................      2.74%        10/05/17          958,066
     2,000,000  NetApp, Inc. ...........................................      2.00%        12/15/17        2,007,260
                                                                                                       -------------
                                                                                                           2,965,326
                                                                                                       -------------

                DIVERSIFIED FINANCIAL SERVICES -- 2.0%
       800,000  American Express Co. (a)................................      1.51%        05/22/18          802,402
     1,500,000  American Express Credit Corp. (a).......................      1.54%        03/18/19        1,504,640
       500,000  American Express Credit Corp., Medium-Term Note ........      1.13%        06/05/17          500,031


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
$    2,199,000  American Express Credit Corp., Medium-Term Note (a).....      1.21%        06/05/17    $   2,201,205
     2,000,000  American Express Credit Corp., Medium-Term Note (a).....      1.61%        10/30/19        2,003,924
     2,000,000  Synchrony Financial ....................................      1.88%        08/15/17        2,001,618
     2,500,000  Synchrony Financial (a).................................      2.29%        11/09/17        2,515,112
                                                                                                       -------------
                                                                                                          11,528,932
                                                                                                       -------------

                ELECTRIC -- 2.0%
     1,240,000  American Electric Power Co., Inc. ......................      1.65%        12/15/17        1,240,050
     2,500,000  Duke Energy Corp. (a)...................................      1.38%        04/03/17        2,502,003
     1,500,000  Exelon Corp. ...........................................      1.55%        06/09/17        1,500,047
     1,095,000  Exelon Generation Co. LLC ..............................      6.20%        10/01/17        1,128,414
     1,000,000  NextEra Energy Capital Holdings, Inc. ..................      2.06%        09/01/17        1,003,894
     3,000,000  Pacific Gas & Electric Co. (a)..........................      1.13%        11/30/17        3,002,447
     1,000,000  Southern (The) Co. .....................................      1.30%        08/15/17        1,000,042
                                                                                                       -------------
                                                                                                          11,376,897
                                                                                                       -------------

                ELECTRONICS -- 0.1%
       565,000  Honeywell International, Inc. (a).......................      1.32%        10/30/19          566,278
                                                                                                       -------------

                FOOD -- 0.8%
     1,260,000  Kraft Heinz Foods Co. ..................................      2.25%        06/05/17        1,264,512
     2,580,000  Kraft Heinz Foods Co. ..................................      1.60%        06/30/17        2,581,935
       120,000  Kroger (The) Co. .......................................      6.40%        08/15/17          123,097
       500,000  Mondelez International, Inc. (a)........................      1.41%        02/01/19          500,121
                                                                                                       -------------
                                                                                                           4,469,665
                                                                                                       -------------

                GAS -- 0.4%
     2,393,000  CenterPoint Energy, Inc. ...............................      5.95%        02/01/17        2,393,000
                                                                                                       -------------

                HEALTH CARE PRODUCTS -- 0.3%
     1,400,000  Medtronic, Inc. (a).....................................      1.76%        03/15/20        1,419,071
                                                                                                       -------------

                HEALTH CARE SERVICES -- 0.9%
     2,300,000  Anthem, Inc. ...........................................      5.88%        06/15/17        2,337,796
     2,800,000  Roche Holdings, Inc. (a) (b)............................      1.34%        09/30/19        2,807,017
                                                                                                       -------------
                                                                                                           5,144,813
                                                                                                       -------------

                INSURANCE -- 1.2%
       750,000  Berkshire Hathaway Finance Corp. (a)....................      1.27%        01/11/19          751,652
       750,000  Berkshire Hathaway Finance Corp. (a)....................      1.34%        01/10/20          752,436
     1,500,000  MetLife, Inc. ..........................................      1.90%        12/15/17        1,505,940
     1,675,000  Metropolitan Life Global Funding I (a) (b)..............      1.42%        12/19/18        1,679,025
     1,351,000  Prudential Financial, Inc., Medium-Term Note (a)........      1.69%        08/15/18        1,356,654
       526,000  Reinsurance Group of America, Inc. .....................      5.63%        03/15/17          528,669
                                                                                                       -------------
                                                                                                           6,574,376
                                                                                                       -------------

                MACHINERY-CONSTRUCTION & MINING -- 0.3%
     1,700,000  Caterpillar Financial Services Corp., Medium-Term
                   Note (a).............................................      1.53%        01/10/20        1,705,721
                                                                                                       -------------

                MACHINERY-DIVERSIFIED -- 0.4%
       500,000  John Deere Capital Corp., Medium-Term Note (a)..........      1.28%        10/15/18          500,396
     2,000,000  Roper Technologies, Inc. ...............................      1.85%        11/15/17        2,004,980
                                                                                                       -------------
                                                                                                           2,505,376
                                                                                                       -------------

                MEDIA -- 1.1%
     3,000,000  NBCUniversal Enterprise, Inc. (a) (b)...................      1.71%        04/15/18        3,020,736


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                MEDIA (CONTINUED)
$    3,121,000  Time Warner Cable LLC ..................................      5.85%        05/01/17    $   3,155,290
                                                                                                       -------------
                                                                                                           6,176,026
                                                                                                       -------------

                OIL & GAS -- 1.2%
     1,004,000  Chevron Corp. (a).......................................      1.10%        03/02/18        1,003,466
     1,500,000  Chevron Corp. (a).......................................      1.41%        05/16/18        1,507,011
     2,000,000  ConocoPhillips Co. .....................................      1.05%        12/15/17        1,993,806
     2,500,000  Pioneer Natural Resources Co. ..........................      6.65%        03/15/17        2,515,705
                                                                                                       -------------
                                                                                                           7,019,988
                                                                                                       -------------

                PHARMACEUTICALS -- 0.3%
     1,506,000  Bayer US Finance LLC (a) (b)............................      1.29%        10/06/17        1,504,000
                                                                                                       -------------

                PIPELINES -- 1.1%
     2,500,000  Enterprise Products Operating LLC ......................      6.30%        09/15/17        2,574,120
     1,125,000  Kinder Morgan Energy Partners, L.P. ....................      6.00%        02/01/17        1,125,000
     2,287,000  Kinder Morgan, Inc. ....................................      7.00%        06/15/17        2,331,940
                                                                                                       -------------
                                                                                                           6,031,060
                                                                                                       -------------

                RETAIL -- 0.3%
       812,000  Dollar General Corp. ...................................      4.13%        07/15/17          822,053
     1,000,000  Lowe's Cos., Inc. (a)...................................      1.26%        04/15/19        1,000,325
                                                                                                       -------------
                                                                                                           1,822,378
                                                                                                       -------------

                TELECOMMUNICATIONS -- 2.1%
     3,700,000  AT&T, Inc. (a)..........................................      1.42%        03/30/17        3,702,412
       950,000  AT&T, Inc. (a)..........................................      1.85%        11/27/18          956,232
     1,900,000  Verizon Communications, Inc. (a)........................      1.35%        06/09/17        1,902,483
     4,000,000  Verizon Communications, Inc. (a)........................      1.76%        06/17/19        4,037,161
     1,000,000  Verizon Communications, Inc. (a)........................      1.28%        08/15/19          998,279
                                                                                                       -------------
                                                                                                          11,596,567
                                                                                                       -------------

                TRANSPORTATION -- 0.5%
     1,002,000  Ryder System, Inc., Medium-Term Note ...................      2.50%        03/01/17        1,003,307
     1,700,000  Ryder System, Inc., Medium-Term Note ...................      3.50%        06/01/17        1,715,514
                                                                                                       -------------
                                                                                                           2,718,821
                                                                                                       -------------

                TRUCKING & LEASING -- 0.7%
     4,000,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)..      3.75%        05/11/17        4,026,136
                                                                                                       -------------

                TOTAL CORPORATE BONDS................................................................    207,480,128
                (Cost $207,103,414)                                                                    -------------


                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
COMMERCIAL PAPER -- 33.3%

                AEROSPACE/DEFENSE -- 0.5%
     3,000,000  Arconic, Inc. ..........................................      1.39%        02/01/17        3,000,000
                                                                                                       -------------

                AGRICULTURE -- 1.1%
     4,000,000  BAT International Finance PLC ..........................      1.06%        02/17/17        3,998,169
     2,000,000  BAT International Finance PLC ..........................      1.13%        02/23/17        1,998,655
                                                                                                       -------------
                                                                                                           5,996,824
                                                                                                       -------------

                AUTO MANUFACTURERS -- 0.7%
     2,000,000  VW Credit, Inc. ........................................      1.16%        02/07/17        1,999,623


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
COMMERCIAL PAPER (CONTINUED)

                AUTO MANUFACTURERS (CONTINUED)
$    2,000,000  VW Credit, Inc. ........................................      1.15%        02/27/17    $   1,998,382
                                                                                                       -------------
                                                                                                           3,998,005
                                                                                                       -------------

                BUILDING MATERIALS -- 0.5%
     3,000,000  Johnson Controls International PLC .....................      0.98%        02/03/17        2,999,842
                                                                                                       -------------

                CHEMICALS -- 1.9%
     2,000,000  Albemarle Corp. ........................................      1.54%        03/09/17        1,997,000
     1,500,000  Albemarle Corp. ........................................      1.54%        03/23/17        1,496,875
     4,000,000  Monsanto Co. ...........................................      1.23%        03/02/17        3,996,133
     3,000,000  Valspar (The) Corp. ....................................      1.08%        03/02/17        2,997,462
                                                                                                       -------------
                                                                                                          10,487,470
                                                                                                       -------------

                COMMERCIAL SERVICES -- 0.5%
     3,000,000  Moody's Corp. ..........................................      1.08%        02/16/17        2,998,687
                                                                                                       -------------

                ELECTRIC -- 2.4%
     1,800,000  Dominion Resources, Inc. ...............................      1.18%        04/20/17        1,795,514
     3,000,000  Entergy Corp. ..........................................      1.33%        02/02/17        2,999,891
     2,000,000  Entergy Corp. ..........................................      1.21%        02/07/17        1,999,607
     3,000,000  Entergy Corp. ..........................................  1.20% - 1.28%    02/14/17        2,998,660
     1,000,000  Entergy Corp. ..........................................      1.28%        02/22/17          999,271
     3,000,000  Southern (The) Co. .....................................      1.08%        02/13/17        2,998,950
                                                                                                       -------------
                                                                                                          13,791,893
                                                                                                       -------------

                ELECTRONICS -- 1.4%
     3,750,000  Arrow Electronics, Inc. ................................      1.34%        02/06/17        3,749,322
     2,000,000  Arrow Electronics, Inc. ................................      1.34%        02/21/17        1,998,555
     2,000,000  Arrow Electronics, Inc. ................................      1.33%        03/06/17        1,997,617
                                                                                                       -------------
                                                                                                           7,745,494
                                                                                                       -------------

                FOOD -- 0.3%
     1,500,000  Kraft Heinz Foods Co. ..................................      1.03%        02/08/17        1,499,708
                                                                                                       -------------

                GAS -- 1.6%
     1,000,000  NiSource Finance Corp. .................................      1.18%        02/01/17        1,000,000
     2,000,000  NiSource Finance Corp. .................................      1.18%        02/02/17        1,999,935
     2,000,000  NiSource Finance Corp. .................................      1.21%        02/08/17        1,999,541
     2,000,000  NiSource Finance Corp. .................................      1.13%        02/21/17        1,998,778
     2,000,000  Sempra Global ..........................................      1.13%        02/28/17        1,998,350
                                                                                                       -------------
                                                                                                           8,996,604
                                                                                                       -------------

                HEALTH CARE SERVICES -- 1.6%
     3,000,000  Anthem, Inc. ...........................................      1.03%        02/01/17        3,000,000
     3,000,000  Humana, Inc. ...........................................      1.13%        02/03/17        2,999,816
     3,000,000  Humana, Inc. ...........................................      1.09%        02/16/17        2,998,675
                                                                                                       -------------
                                                                                                           8,998,491
                                                                                                       -------------

                LODGING -- 2.4%
     2,000,000  Marriott International, Inc. ...........................      1.20%        03/06/17        1,997,854
     2,000,000  Marriott International, Inc. ...........................      1.23%        03/21/17        1,996,800
     2,500,000  Wyndham Worldwide Corp. ................................      1.18%        02/01/17        2,500,000
     1,000,000  Wyndham Worldwide Corp. ................................      1.23%        02/08/17          999,767
     3,000,000  Wyndham Worldwide Corp. ................................      1.28%        02/09/17        2,999,166
     2,000,000  Wyndham Worldwide Corp. ................................      1.28%        02/14/17        1,999,097


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
COMMERCIAL PAPER (CONTINUED)

                LODGING (CONTINUED)
$    1,000,000  Wyndham Worldwide Corp. ................................      1.34%        02/17/17    $     999,422
                                                                                                       -------------
                                                                                                          13,492,106
                                                                                                       -------------

                MEDIA -- 1.4%
     3,000,000  Viacom, Inc. ...........................................      1.49%        02/03/17        2,999,759
     1,750,000  Viacom, Inc. ...........................................      1.39%        02/13/17        1,749,212
     3,000,000  Viacom, Inc. ...........................................      1.38%        03/02/17        2,996,737
                                                                                                       -------------
                                                                                                           7,745,708
                                                                                                       -------------

                MISCELLANEOUS MANUFACTURING -- 3.0%
     4,000,000  ITT, Inc. ..............................................      1.08%        02/06/17        3,999,416
     2,000,000  ITT, Inc. ..............................................      1.08%        02/08/17        1,999,592
     2,000,000  ITT, Inc. ..............................................      1.09%        02/10/17        1,999,470
     3,000,000  Pentair Finance S.A. ...................................      1.54%        02/06/17        2,999,376
     3,000,000  Pentair Finance S.A. ...................................  1.44% - 1.49%    02/07/17        2,999,283
     3,000,000  Pentair Finance S.A. ...................................      1.49%        02/08/17        2,999,154
                                                                                                       -------------
                                                                                                          16,996,291
                                                                                                       -------------

                OIL & GAS -- 3.0%
     3,000,000  Canadian Natural Resources Ltd. ........................      1.39%        02/02/17        2,999,887
     2,000,000  Canadian Natural Resources Ltd. ........................      1.17%        02/07/17        1,999,620
     2,000,000  Canadian Natural Resources Ltd. ........................      1.39%        02/13/17        1,999,100
     1,000,000  Canadian Natural Resources Ltd. ........................      1.42%        02/16/17          999,425
     1,000,000  Canadian Natural Resources Ltd. ........................      1.38%        03/07/17          998,725
     1,000,000  Eni Finance USA, Inc. ..................................      1.08%        02/14/17          999,621
     3,000,000  Motiva Enterprises LLC .................................      1.13%        02/01/17        3,000,000
     1,000,000  Motiva Enterprises LLC .................................      1.11%        02/08/17          999,790
     3,000,000  Motiva Enterprises LLC .................................      1.23%        03/01/17        2,997,200
                                                                                                       -------------
                                                                                                          16,993,368
                                                                                                       -------------

                OIL & GAS SERVICES -- 0.7%
     2,000,000  FMC Technologies, Inc. .................................      1.18%        03/13/17        1,997,443
     2,000,000  FMC Technologies, Inc. .................................      1.28%        04/19/17        1,994,652
                                                                                                       -------------
                                                                                                           3,992,095
                                                                                                       -------------

                PIPELINES -- 6.1%
     4,500,000  Enbridge Energy Partners, L.P. .........................  1.44% - 1.54%    02/09/17        4,498,555
     3,000,000  Energy Transfer Partners, L.P. .........................      1.57%        02/02/17        2,999,872
     4,000,000  Energy Transfer Partners, L.P. .........................      1.57%        02/15/17        3,997,620
     4,000,000  Enterprise Products Operating LLC ......................      1.08%        02/13/17        3,998,600
     1,450,000  ONEOK Partners, L.P. ...................................      1.28%        02/02/17        1,449,950
     4,000,000  ONEOK Partners, L.P. ...................................      1.28%        02/22/17        3,997,083
     2,000,000  ONEOK Partners, L.P. ...................................      1.28%        02/28/17        1,998,125
     3,000,000  Plains All American Pipeline, L.P. .....................      1.49%        02/07/17        2,999,275
     3,000,000  Plains All American Pipeline, L.P. .....................      1.57%        02/09/17        2,998,980
     2,150,000  Plains Midstream Canada ULC ............................      1.49%        02/01/17        2,150,000
     3,000,000  Plains Midstream Canada ULC ............................      1.59%        02/08/17        2,999,095
                                                                                                       -------------
                                                                                                          34,087,155
                                                                                                       -------------

                RETAIL -- 2.2%
     2,000,000  AutoNation, Inc. .......................................      1.18%        02/01/17        2,000,000
     3,000,000  AutoNation, Inc. .......................................      1.23%        02/02/17        2,999,900
     3,000,000  AutoNation, Inc. .......................................      1.23%        02/06/17        2,999,500
     3,000,000  AutoNation, Inc. .......................................      1.23%        02/08/17        2,999,300


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
COMMERCIAL PAPER (CONTINUED)

                RETAIL (CONTINUED)
$    1,570,000  Dollar General Corp. ...................................      1.03%        02/09/17    $   1,569,651
                                                                                                       -------------
                                                                                                          12,568,351
                                                                                                       -------------

                TRANSPORTATION -- 2.0%
     3,000,000  Kansas City Southern ...................................      1.18%        02/01/17        3,000,000
     2,000,000  Kansas City Southern ...................................      1.13%        02/02/17        1,999,939
     3,000,000  Kansas City Southern ...................................      1.18%        02/15/17        2,998,658
     3,000,000  Kansas City Southern ...................................      1.28%        02/16/17        2,998,437
                                                                                                       -------------
                                                                                                          10,997,034
                                                                                                       -------------

                TOTAL COMMERCIAL PAPER...............................................................    187,385,126
                (Cost $187,385,126)                                                                    -------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
FOREIGN CORPORATE BONDS -- 15.5%

                AGRICULTURE -- 0.3%
     1,500,000  BAT International Finance PLC (b).......................      2.13%        06/07/17        1,503,320
                                                                                                       -------------

                AUTO MANUFACTURERS -- 0.4%
     2,525,000  Volkswagen International Finance N.V. (b)...............      2.38%        03/22/17        2,529,058
                                                                                                       -------------

                BANKS -- 9.4%
     1,000,000  ABN AMRO Bank N.V. (b)..................................      4.25%        02/02/17        1,000,000
     2,000,000  Australia & New Zealand Banking Group Ltd. (a) (b)......      1.66%        09/23/19        2,004,876
       900,000  Bank of Montreal, Medium-Term Note (a)..................      1.61%        04/09/18          903,400
       500,000  Bank of Montreal, Medium-Term Note (a)..................      1.67%        07/18/19          501,960
       250,000  Bank of Montreal, Medium-Term Note (a)..................      1.55%        12/12/19          250,690
     1,000,000  Bank of Montreal, Medium-Term Note (a)..................      1.73%        08/27/21        1,003,903
       250,000  Bank of Nova Scotia (The) (a)...........................      1.85%        01/15/19          252,555
     1,000,000  Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (b).............      1.20%        03/10/17        1,000,152
     1,000,000  Barclays Bank PLC (a)...................................      1.49%        02/17/17        1,000,271
       500,000  Canadian Imperial Bank of Commerce (a)..................      1.47%        09/06/19          500,775
     2,000,000  Commonwealth Bank of Australia (a) (b)..................      1.52%        11/07/19        2,002,524
     1,000,000  Cooperatieve Rabobank UA/NY (a).........................      1.84%        01/10/22        1,003,328
     1,000,000  Credit Agricole S.A./London (a) (b).....................      1.82%        04/15/19        1,004,434
     1,400,000  Credit Agricole S.A./London (a) (b).....................      1.92%        06/10/20        1,407,846
     2,500,000  Credit Suisse AG/New York, NY, Global Medium-Term
                   Note (a).............................................      1.43%        05/26/17        2,501,117
     2,500,000  Credit Suisse AG/New York, NY, Global Medium-Term
                   Note (a).............................................      1.73%        01/29/18        2,505,767
     3,000,000  Danske Bank A/S (a) (b).................................      1.53%        09/06/19        3,002,102
     1,833,000  Deutsche Bank AG (a)....................................      2.47%        01/18/19        1,840,952
        65,000  Deutsche Bank AG/London (a).............................      1.51%        02/13/17           64,998
       500,000  HSBC Bank PLC (a) (b)...................................      1.55%        05/15/18          501,402
     1,000,000  HSBC Holdings PLC (a)...................................      2.50%        01/05/22        1,023,189
     2,000,000  ING Bank N.V. (a) (b)...................................      1.52%        08/15/19        2,001,732
       800,000  Macquarie Bank Ltd. (a) (b).............................      1.79%        03/24/17          800,817
     1,500,000  Mitsubishi UFJ Financial Group, Inc. (a)................      2.02%        09/13/21        1,507,608
     1,000,000  Mizuho Bank Ltd. (a) (b)................................      1.45%        04/17/17        1,000,394
       500,000  Mizuho Bank Ltd. (a) (b)................................      2.22%        10/20/18          502,549
       500,000  Mizuho Financial Group, Inc. (a)........................      2.10%        09/13/21          502,858
       250,000  National Australia Bank Ltd. (a) (b)....................      1.60%        01/10/20          250,151
     1,830,000  Nordea Bank AB (a) (b)..................................      1.83%        09/17/18        1,841,303


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
FOREIGN CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    1,000,000  Nordea Bank AB (a) (b)..................................      1.62%        09/30/19    $   1,002,730
       300,000  Royal Bank of Canada, Global Medium-Term Note (a).......      1.28%        10/13/17          299,972
       500,000  Royal Bank of Canada, Global Medium-Term Note (a).......      1.73%        04/15/19          502,769
     1,000,000  Royal Bank of Canada, Global Medium-Term Note (a).......      1.52%        07/29/19        1,000,423
     1,067,000  Santander UK PLC .......................................      1.38%        03/13/17        1,067,429
       435,000  Santander UK PLC .......................................      1.65%        09/29/17          435,200
     2,200,000  Skandinaviska Enskilda Banken AB (a) (b)................      1.53%        09/13/19        2,202,977
     1,250,000  Societe Generale S.A. ..................................      2.75%        10/12/17        1,260,930
     1,000,000  Sumitomo Mitsui Banking Corp. (a).......................      1.56%        01/11/19          999,876
     1,000,000  Sumitomo Mitsui Financial Group, Inc. (a)...............      1.99%        01/11/22        1,001,380
     1,000,000  Svenska Handelsbanken AB, Medium-Term Note (a)..........      1.44%        09/06/19        1,001,070
     1,000,000  Toronto-Dominion Bank (The), Medium-Term Note (a).......      1.59%        04/30/18        1,003,881
       850,000  UBS AG/Stamford CT (a)..................................      1.49%        06/01/17          851,169
       225,000  UBS AG/Stamford CT .....................................      5.88%        12/20/17          233,523
     3,850,000  UBS AG/Stamford CT, Global Medium-Term Note (a).........      1.70%        03/26/18        3,867,979
     1,950,000  Westpac Banking Corp. (a)...............................      1.36%        05/25/18        1,951,846
       350,000  Westpac Banking Corp. (a)...............................      1.61%        05/13/19          351,269
                                                                                                       -------------
                                                                                                          52,718,076
                                                                                                       -------------

                FOOD -- 0.4%
     2,500,000  Mondelez International Holdings Netherlands BV (a) (b)..      1.65%        10/28/19        2,509,395
                                                                                                       -------------

                MISCELLANEOUS MANUFACTURING -- 0.5%
     3,000,000  Siemens Financieringsmaatschappij N.V. (a) (b)..........      1.28%        09/13/19        3,004,140
                                                                                                       -------------

                OIL & GAS -- 1.4%
       175,000  BP Capital Markets PLC (a)..............................      1.23%        02/10/17          175,020
       800,000  BP Capital Markets PLC .................................      1.85%        05/05/17          801,554
     1,040,000  BP Capital Markets PLC (a)..............................      1.33%        02/13/18        1,040,733
     1,280,000  BP Capital Markets PLC (a)..............................      1.63%        09/26/18        1,284,949
       500,000  BP Capital Markets PLC (a)..............................      1.84%        09/16/21          506,005
     2,017,000  Shell International Finance BV (a)......................      1.20%        05/10/17        2,018,563
     1,440,000  Shell International Finance BV (a)......................      1.30%        09/12/19        1,445,364
       479,000  Total Capital International S.A. (a)....................      1.45%        08/10/18          481,378
                                                                                                       -------------
                                                                                                           7,753,566
                                                                                                       -------------

                PHARMACEUTICALS -- 0.9%
     2,750,000  Actavis Funding SCS ....................................      1.85%        03/01/17        2,752,068
     2,100,000  Actavis Funding SCS (a).................................      2.03%        03/12/18        2,114,183
                                                                                                       -------------
                                                                                                           4,866,251
                                                                                                       -------------

                PIPELINES -- 0.4%
        50,000  Enbridge, Inc. (a)......................................      1.38%        06/02/17           50,017
     2,020,000  TransCanada PipeLines Ltd. .............................      1.63%        11/09/17        2,019,951
                                                                                                       -------------
                                                                                                           2,069,968
                                                                                                       -------------

                TELECOMMUNICATIONS -- 1.8%
     1,305,000  Deutsche Telekom International Finance BV (b)...........      2.25%        03/06/17        1,306,379
     2,875,000  Deutsche Telekom International Finance BV (a) (b).......      1.44%        09/19/19        2,871,591
     1,000,000  Deutsche Telekom International Finance BV (a) (b).......      1.60%        01/17/20        1,001,762
     1,535,000  Vodafone Group PLC .....................................      5.63%        02/27/17        1,539,748
     3,492,000  Vodafone Group PLC .....................................      1.63%        03/20/17        3,494,783
                                                                                                       -------------
                                                                                                          10,214,263
                                                                                                       -------------
                TOTAL FOREIGN CORPORATE BONDS........................................................     87,168,037
                (Cost $87,052,277)                                                                     -------------


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 9.5%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.7%
                Federal Home Loan Banks
$      134,613       Series 2008-1372, Class 1 .........................      4.75%        05/18/18    $     139,899
                Federal Home Loan Mortgage Corporation
        39,728       Series 2002-2510, Class HB ........................      5.50%        10/15/17           40,156
        26,365       Series 2002-2538, Class CB ........................      5.00%        12/15/17           26,659
        22,517       Series 2002-2542, Class ES ........................      5.00%        12/15/17           22,724
       136,924       Series 2003-2595, Class AE ........................      5.00%        04/15/18          138,864
       626,026       Series 2003-2614, Class BY ........................      4.50%        05/15/18          636,495
        95,620       Series 2003-2629, Class AD ........................      4.50%        06/15/18           97,911
        74,014       Series 2003-2656, Class BG ........................      5.00%        10/15/32           74,796
        33,467       Series 2003-2672, Class NH ........................      4.00%        09/15/18           33,928
       236,524       Series 2003-2695, Class DG ........................      4.00%        10/15/18          240,220
       570,718       Series 2004-2764, Class UE ........................      5.00%        10/15/32          583,723
       144,362       Series 2004-2773, Class HS ........................      4.50%        04/15/19          147,821
        95,136       Series 2004-2804, Class VC ........................      5.00%        07/15/21           96,626
       229,352       Series 2004-2828, Class JE ........................      4.50%        07/15/19          236,590
       129,804       Series 2004-2861, Class BL ........................      4.00%        09/15/19          132,603
       428,666       Series 2004-2874, Class BC ........................      5.00%        10/15/19          442,382
       634,698       Series 2004-2877, Class JH ........................      4.75%        03/15/19          646,683
       740,912       Series 2004-2895, Class EK ........................      4.00%        11/15/19          756,745
       883,464       Series 2004-2900, Class PC ........................      4.50%        12/15/19          911,134
        95,871       Series 2005-2920, Class HD ........................      4.50%        01/15/20           98,225
        87,767       Series 2005-2945, Class HB ........................      5.00%        03/15/20           90,506
       194,375       Series 2005-2981, Class BC ........................      4.50%        05/15/20          199,039
       284,471       Series 2005-2995, Class JK ........................      4.50%        06/15/20          290,468
        23,186       Series 2005-3005, Class GA ........................      4.50%        02/15/20           23,595
        60,649       Series 2005-3064, Class OG ........................      5.50%        06/15/34           61,345
       598,222       Series 2007-3266, Class D .........................      5.00%        01/15/22          613,655
       113,389       Series 2007-3294, Class DB ........................      4.50%        03/15/22          116,776
       284,887       Series 2010-3659, Class EB ........................      2.00%        06/15/18          285,631
       244,122       Series 2010-3705, Class CA ........................      3.00%        08/15/20          248,125
       403,205       Series 2010-3726, Class DA ........................      2.00%        08/15/20          404,809
     6,630,032       Series 2010-3726, Class ND ........................      3.50%        06/15/39        6,793,528
     1,332,335       Series 2010-3740, Class NP ........................      2.00%        01/15/37        1,339,012
       150,188       Series 2010-3755, Class AJ ........................      2.00%        11/15/20          151,076
       168,790       Series 2010-3766, Class HE ........................      3.00%        11/15/20          171,850
       693,519       Series 2010-3768, Class DE ........................      2.25%        11/15/28          695,760
     1,509,385       Series 2010-3770, Class EB ........................      2.00%        01/15/38        1,519,381
       179,248       Series 2010-3772, Class HE ........................      2.50%        10/15/18          180,511
       191,022       Series 2010-3773, Class GK ........................      2.50%        12/15/20          193,619
       452,605       Series 2011-3790, Class AP ........................      4.50%        01/15/37          472,647
        24,258       Series 2011-3794, Class JH ........................      3.50%        12/15/23           24,343
       227,303       Series 2011-3812, Class BE ........................      2.75%        09/15/18          229,495
       161,438       Series 2011-3814, Class KE ........................      2.25%        02/15/18          161,881
       351,702       Series 2011-3820, Class NA ........................      4.50%        02/15/38          364,353
       123,163       Series 2011-3821, Class A .........................      4.00%        01/15/29          126,183
       637,274       Series 2011-3825, Class AB ........................      3.00%        08/15/20          644,887
        23,251       Series 2011-3826, Class MB ........................      1.50%        07/15/18           23,270


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      100,345       Series 2011-3841, Class JK ........................      3.00%        10/15/38    $     102,385
        61,026       Series 2011-3848, Class GA ........................      4.00%        12/15/28           61,789
     1,755,200       Series 2011-3887, Class VA ........................      4.00%        12/15/23        1,796,541
       279,573       Series 2011-3895, Class CD ........................      2.00%        10/15/18          280,918
        64,283       Series 2011-3977, Class GA ........................      1.50%        07/15/19           64,343
       848,157       Series 2012-4011, Class KM ........................      2.00%        03/15/22          855,825
       697,808       Series 2014-4305, Class KN ........................      2.50%        03/15/38          706,011
       692,388       Series 2014-4419, Class TB ........................      3.00%        02/15/40          697,924
     1,609,663       Series 2015-4459, Class NC ........................      5.00%        07/15/25        1,647,487
                Federal National Mortgage Association
        54,339       Series 2003-44, Class CD ..........................      3.50%        03/25/33           54,717
       105,261       Series 2003-81, Class HC ..........................      4.75%        09/25/18          107,885
        43,926       Series 2003-120, Class BY .........................      4.00%        12/25/18           44,620
        59,873       Series 2004-27, Class HB ..........................      4.00%        05/25/19           61,095
       183,690       Series 2004-79, Class FA (a).......................      1.06%        08/25/32          183,729
       353,737       Series 2004-90, Class LH ..........................      5.00%        04/25/34          364,022
       881,656       Series 2004-90, Class XQ ..........................      4.50%        09/25/34          904,947
        13,158       Series 2005-110, Class GK .........................      5.50%        08/25/34           13,543
       108,996       Series 2008-18, Class HD ..........................      4.00%        12/25/18          110,514
        46,202       Series 2008-51, Class BC ..........................      4.50%        06/25/23           47,045
       186,958       Series 2008-53, Class CA ..........................      5.00%        07/25/23          193,220
        83,368       Series 2009-11, Class DK ..........................      5.00%        12/25/18           84,920
     1,145,403       Series 2009-14, Class EB ..........................      4.50%        03/25/24        1,172,454
       173,736       Series 2009-31, Class A ...........................      4.00%        02/25/24          175,282
       346,295       Series 2009-78, Class LE ..........................      4.00%        09/25/19          351,464
        83,047       Series 2009-96, Class JA ..........................      3.50%        10/25/24           84,983
       112,505       Series 2010-10, Class NB ..........................      3.00%        01/25/39          113,616
        68,433       Series 2010-12, Class AC ..........................      2.50%        12/25/18           68,812
       131,111       Series 2010-81, Class LE ..........................      3.00%        07/25/39          132,167
       202,027       Series 2010-83, Class AJ ..........................      2.75%        11/25/18          203,685
       127,490       Series 2010-103, Class GA .........................      2.00%        04/25/20          127,429
       217,671       Series 2010-110, Class AE .........................      9.75%        11/25/18          228,314
       849,049       Series 2010-116, Class AD .........................      2.00%        08/25/20          854,492
        58,254       Series 2010-123, Class HA .........................      2.50%        03/25/24           58,620
       275,863       Series 2010-144, Class YG .........................      2.25%        11/25/23          277,073
       484,482       Series 2010-145, Class MA .........................      2.00%        12/25/20          486,900
        51,082       Series 2010-153, Class AC .........................      2.00%        11/25/18           51,315
       589,904       Series 2011-3, Class EG ...........................      2.00%        05/25/20          592,616
       368,773       Series 2011-13, Class AD ..........................      2.00%        07/25/21          371,833
         4,681       Series 2011-15, Class AB ..........................      9.75%        08/25/19            4,906
       175,069       Series 2011-15, Class HT ..........................      5.50%        03/25/26          184,045
       101,847       Series 2011-33, Class PA ..........................      4.50%        02/25/38          102,122
     2,506,016       Series 2011-36, Class QC ..........................      3.00%        12/25/28        2,540,316
       193,140       Series 2011-60, Class UC ..........................      2.50%        09/25/39          194,893
        77,255       Series 2011-68, Class AH ..........................      4.50%        12/25/20           79,306


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      155,047       Series 2011-71, Class KC ..........................      1.75%        08/25/21    $     155,419
       120,557       Series 2011-86, Class DC ..........................      2.00%        09/25/21          120,881
        38,899       Series 2011-89, Class LE ..........................      3.00%        03/25/39           39,404
       514,960       Series 2011-98, Class AE ..........................      2.50%        11/25/37          520,552
       629,189       Series 2011-103, Class JD .........................      2.75%        04/25/36          630,717
       849,045       Series 2011-111, Class DA .........................      3.00%        12/25/38          864,148
        82,565       Series 2011-117, Class DH .........................      3.00%        06/25/29           84,117
                Government National Mortgage Association
       102,637       Series 2000-9, Class FG (a)........................      1.37%        02/16/30          103,525
       157,047       Series 2005-78, Class A ...........................      5.00%        07/16/33          162,544
        10,992       Series 2005-98, Class DA ..........................      5.50%        12/20/34           11,053
       188,020       Series 2006-17, Class KY ..........................      5.00%        04/20/36          192,791
       173,861       Series 2009-10, Class JA ..........................      4.50%        03/16/34          177,626
       214,326       Series 2009-43, Class AB ..........................      5.00%        03/16/34          219,871
        49,771       Series 2009-55, Class HC ..........................      3.50%        06/20/39           50,279
       282,934       Series 2009-77, Class KC ..........................      4.50%        05/20/38          290,180
       150,574       Series 2009-87, Class BD ..........................      3.00%        10/20/38          152,480
        27,371       Series 2009-113, Class MJ .........................      4.00%        03/16/23           27,475
        31,188       Series 2010-2, Class PM ...........................      4.50%        06/20/37           31,276
       264,481       Series 2010-4, Class JC ...........................      3.00%        08/16/39          270,350
        27,843       Series 2010-23, Class LA ..........................      3.00%        10/20/37           28,116
       104,492       Series 2010-23, Class MH ..........................      4.50%        02/20/38          107,088
       106,047       Series 2010-30, Class PN ..........................      4.00%        03/20/38          108,210
       242,838       Series 2010-30, Class QA ..........................      3.00%        06/20/38          245,194
       262,265       Series 2010-30, Class QC ..........................      3.50%        06/20/38          264,965
        64,347       Series 2010-39, Class ME ..........................      4.00%        03/20/38           65,542
       197,990       Series 2010-39, Class MG ..........................      4.25%        03/20/38          202,323
        29,513       Series 2010-43, Class AP ..........................      5.00%        09/20/37           29,655
       145,169       Series 2010-45, Class HJ ..........................      4.00%        05/16/35          147,209
        89,165       Series 2010-45, Class KA ..........................      2.50%        05/16/35           89,536
       907,381       Series 2010-45, Class YM ..........................      3.50%        05/16/35          918,401
       237,395       Series 2010-57, Class YH ..........................      2.50%        05/20/37          238,668
       302,002       Series 2010-85, Class NK ..........................      3.25%        01/20/38          307,651
       295,590       Series 2010-87, Class HE ..........................      3.00%        11/20/38          302,121
       100,270       Series 2010-94, Class PH ..........................      3.00%        12/20/37          101,275
       118,056       Series 2010-101, Class PL .........................      3.50%        04/20/38          119,744
       567,800       Series 2010-114, Class NJ .........................      3.00%        04/20/38          576,024
       372,047       Series 2010-125, Class TE .........................      3.00%        06/20/39          380,236
       573,150       Series 2010-142, Class AJ .........................      3.00%        09/20/39          580,848
        49,679       Series 2010-164, Class GN .........................      4.00%        07/20/35           49,825
        67,133       Series 2010-164, Class LE .........................      3.00%        10/20/38           68,387
       212,760       Series 2010-164, Class LH .........................      3.50%        10/20/38          217,800
         9,338       Series 2010-167, Class CT .........................      4.25%        09/20/33            9,342
       325,617       Series 2011-21, Class AP ..........................      4.50%        05/20/38          334,643
       265,742       Series 2011-24, Class NE ..........................      3.50%        04/20/39          271,453
       193,328       Series 2011-37, Class PG ..........................      3.00%        05/20/40          196,256
       315,028       Series 2011-40, Class CA ..........................      3.00%        12/16/25          321,157
       764,559       Series 2014-180, Class PA .........................      2.50%        04/20/43          770,651
                                                                                                       -------------
                                                                                                          48,927,060
                                                                                                       -------------


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.0%
                Government National Mortgage Association
$       26,371       Series 2014-28, Class A ...........................      2.00%        01/16/46    $      26,298
                                                                                                       -------------

                PASS-THROUGH SECURITIES -- 0.8%
                Federal Home Loan Mortgage Corporation
        14,060       Pool B18688 .......................................      5.00%        02/01/20           14,536
        66,010       Pool E01591 .......................................      5.50%        02/01/19           67,906
       185,880       Pool E92651 .......................................      5.50%        11/01/17          187,866
         6,851       Pool E99249 .......................................      5.50%        09/01/18            6,982
        80,957       Pool E99582 .......................................      5.00%        09/01/18           83,388
       238,915       Pool G11728 .......................................      5.50%        02/01/20          248,391
       224,864       Pool G11777 .......................................      5.00%        10/01/20          234,683
       106,588       Pool G11879 .......................................      5.00%        10/01/20          111,025
       318,239       Pool G11966 .......................................      5.50%        11/01/20          333,270
        16,254       Pool G12255 .......................................      5.50%        07/01/21           17,249
         1,248       Pool G12631 .......................................      5.50%        04/01/17            1,249
       134,918       Pool G13204 .......................................      6.00%        11/01/22          144,073
       109,949       Pool G13235 .......................................      4.50%        08/01/20          113,393
       517,712       Pool G14075 .......................................      4.50%        08/01/18          530,309
       146,688       Pool G18010 .......................................      5.50%        09/01/19          152,718
       282,043       Pool J02535 .......................................      5.00%        09/01/20          293,436
                Federal National Mortgage Association
        12,608       Pool 256889 .......................................      5.50%        09/01/17           12,676
        14,899       Pool 723399 .......................................      4.50%        09/01/18           15,292
        84,826       Pool 725445 .......................................      4.50%        05/01/19           87,205
        90,134       Pool 725793 .......................................      5.50%        09/01/19           93,154
       116,548       Pool 725934 .......................................      5.00%        11/01/19          119,949
       269,237       Pool 735646 .......................................      4.50%        07/01/20          278,177
        33,185       Pool 739798 .......................................      4.50%        09/01/18           34,060
       151,513       Pool 773440 .......................................      5.00%        07/01/19          155,433
        22,803       Pool 775019 .......................................      4.50%        05/01/19           23,405
       147,865       Pool 847919 .......................................      5.50%        11/01/20          156,356
        19,924       Pool 889191 .......................................      4.50%        04/01/21           20,487
        32,282       Pool 889847 .......................................      4.50%        04/01/21           33,212
       133,410       Pool AL0217 .......................................      5.00%        11/01/18          136,601
       297,419       Pool AL8539 .......................................      4.50%        01/01/27          305,263
       133,158       Pool MA0772 .......................................      4.00%        06/01/21          137,052
                Government National Mortgage Association
       108,456       Pool 781783 .......................................      5.50%        08/15/19          112,092
       281,867       Pool 783524 .......................................      5.00%        09/15/24          297,866
                                                                                                       -------------
                                                                                                           4,558,754
                                                                                                       -------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................     53,512,112
                (Cost $53,569,504)                                                                     -------------

MORTGAGE-BACKED SECURITIES -- 4.6%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
                Banc of America Funding Trust
       914,088       Series 2010-R5, Class 2A1 (a) (b)..................      3.42%        06/26/35          916,367
                RBSSP Resecuritization Trust
       329,664       Series 2009-12, Class 20A1 (a) (b).................      3.31%        12/25/35          334,730


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Wells Fargo Mortgage Loan Trust
$      525,923       Series 2010-RR1, Class 1A1 (a) (b).................      3.01%        02/27/37    $     530,447
                                                                                                       -------------
                                                                                                           1,781,544
                                                                                                       -------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 4.3%
                Banc of America Commercial Mortgage Trust
       323,586       Series 2007-4, Class A1A (a).......................      5.77%        02/10/51          327,432
                Bear Stearns Commercial Mortgage Securities Trust
     1,549,659       Series 2007-PW16, Class A4 (a).....................      5.70%        06/11/40        1,550,698
     3,038,109       Series 2007-PW17, Class A1A (a)....................      5.65%        06/11/50        3,084,108
     1,913,853       Series 2007-PW17, Class A4 (a).....................      5.69%        06/11/50        1,938,079
       235,110       Series 2007-T26, Class A1A (a).....................      5.45%        01/12/45          235,342
                CFCRE Commercial Mortgage Trust
        37,445       Series 2011-C2, Class A2 ..........................      3.06%        12/15/47           37,416
                Citigroup Commercial Mortgage Trust
       735,029       Series 2010-RR3, Class MLSR (a) (b)................      5.74%        06/14/50          735,481
                COBALT CMBS Commercial Mortgage Trust
     2,699,858       Series 2007-C3, Class A1A (a)......................      5.76%        05/15/46        2,719,959
                Commercial Mortgage Loan Trust
     3,312,682       Series 2008-LS1, Class A1A (a).....................      6.09%        12/10/49        3,379,667
                Commercial Mortgage Trust
         6,119       Series 2012-CR1, Class A2 .........................      2.35%        05/15/45            6,118
       200,000       Series 2012-CR4, Class A2 .........................      1.80%        10/15/45          200,592
                GS Mortgage Securities Trust
        11,669       Series 2011-GC5, Class A2 .........................      3.00%        08/10/44           11,663
                JP Morgan Chase Commercial Mortgage Securities Corp.
       142,524       Series 2012-C8, Class A2 ..........................      1.80%        10/15/45          142,806
                JP Morgan Chase Commercial Mortgage Securities Trust
       443,685       Series 2007-CB18, Class A1A (a)....................      5.43%        06/12/47          443,455
                LB-UBS Commercial Mortgage Trust
     3,715,827       Series 2007-C7, Class A3 (a).......................      5.87%        09/15/45        3,790,919
                Morgan Stanley Capital I Trust
       330,854       Series 2007-T27, Class A1A (a).....................      5.64%        06/11/42          333,932
     2,135,004       Series 2007-T27, Class A4 (a)......................      5.64%        06/11/42        2,145,828
       925,995       Series 2012-C4, Class A2 ..........................      2.11%        03/15/45          925,495
                Morgan Stanley Re-REMIC Trust
       475,052       Series 2009-GG10, Class A4A (a) (b)................      5.80%        08/12/45          475,555
       792,822       Series 2010-GG10, Class A4A (a) (b)................      5.80%        08/15/45          793,705
                UBS-Citigroup Commercial Mortgage Trust
            61       Series 2011-C1, Class A2 ..........................      2.80%        01/10/45               61
                Wachovia Bank Commercial Mortgage Trust
       613,593       Series 2007-C32, Class A1A (a).....................      5.72%        06/15/49          614,454
                WFRBS Commercial Mortgage Trust
       208,434       Series 2012-C6, Class A2 ..........................      2.19%        04/15/45          208,432
        73,923       Series 2014-C20, Class A1 .........................      1.28%        05/15/47           73,742
                                                                                                       -------------
                                                                                                          24,174,939
                                                                                                       -------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................     25,956,483
                (Cost $26,300,943)                                                                     -------------


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  -------------
MUNICIPAL BONDS -- 0.7%

                INDIANA -- 0.7%
$    4,000,000  City of Whiting IN (a)..................................      1.41%        12/01/44    $   3,980,000
                                                                                                       -------------
                TOTAL MUNICIPAL BONDS................................................................      3,980,000
                (Cost $3,980,000)                                                                      -------------

CERTIFICATES OF DEPOSIT -- 0.5%

                BANKS -- 0.5%
     1,500,000  Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY (a).......      1.37%        04/27/17        1,501,182
     1,500,000  Credit Suisse AG/New York NY (a)........................      1.75%        09/12/17        1,502,703
                                                                                                       -------------
                TOTAL CERTIFICATES OF DEPOSIT........................................................      3,003,885
                (Cost $3,001,674)                                                                      -------------

ASSET-BACKED SECURITIES -- 0.4%

                Aegis Asset Backed Securities Trust
       186,867       Series 2005-3, Class M1 (a)........................      1.23%        08/25/35          185,618
                Ameriquest Mortgage Securities, Inc.
       130,539       Series 2005-R11, Class A2D (a).....................      1.09%        01/25/36          129,571
                Bear Stearns Asset Backed Securities I Trust
       225,881       Series 2005-FR1, Class M1 (a)......................      1.51%        06/25/35          225,151
                Citigroup Mortgage Loan Trust
       285,247       Series 2005-OPT3, Class M2 (a).....................      1.43%        05/25/35          284,426
                First Franklin Mortgage Loan Trust
        27,856       Series 2005-FF6, Class M1 (a)......................      1.39%        05/25/36           27,852
                Long Beach Mortgage Loan Trust
       384,864       Series 2005-1, Class M2 (a)........................      1.55%        02/25/35          385,158
                Option One Mortgage Loan Trust
       240,013       Series 2005-1, Class A1A (a).......................      1.26%        02/25/35          238,942
       265,000       Series 2005-4, Class A4 (a)........................      1.12%        11/25/35          264,876
       143,865       Series 2005-5, Class A3 (a)........................      0.97%        12/25/35          143,533
                RAMP
       170,210       Series 2005-EFC5, Class M1 (a).....................      1.16%        10/25/35          170,120
                USAA Auto Owner Trust
        68,786       Series 2014-1, Class A4 ...........................      0.94%        05/15/19           68,768
                                                                                                       -------------
                TOTAL ASSET-BACKED SECURITIES........................................................      2,124,015
                (Cost $2,121,509)                                                                      -------------

U.S. GOVERNMENT NOTES -- 0.2%

      1,000,000 U.S. Treasury Note .....................................      0.63%        06/30/17        1,000,041
                                                                                                       -------------
                TOTAL U.S. GOVERNMENT NOTES..........................................................      1,000,041
                (Cost $999,300)                                                                        -------------

                TOTAL INVESTMENTS -- 101.5%..........................................................    571,609,827
                (Cost $571,513,747) (c)
                NET OTHER ASSETS AND LIABILITIES -- (1.5)%...........................................     (8,310,589)
                                                                                                       -------------
                NET ASSETS -- 100.0%.................................................................  $ 563,299,238
                                                                                                       =============


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2017 (UNAUDITED)


--------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at January 31, 2017.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2017, securities noted as such amounted to $65,959,753 or 11.7% of net assets.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $576,764 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $480,684.

--------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                   LEVEL 2          LEVEL 3
                                                  TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                 VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                1/31/2017          PRICES           INPUTS           INPUTS
                                              --------------   --------------   --------------   --------------
Corporate Bonds*...........................   $  207,480,128   $           --   $  207,480,128   $           --
Commercial Paper*..........................      187,385,126               --      187,385,126               --
Foreign Corporate Bonds*...................       87,168,037               --       87,168,037               --
U.S. Government Agency Mortgage- Backed
    Securities.............................       53,512,112               --       53,512,112               --
Mortgage-Backed Securities.................       25,956,483               --       25,956,483               --
Municipal Bonds**..........................        3,980,000               --        3,980,000               --
Certificates of Deposit*...................        3,003,885               --        3,003,885               --
Asset-Backed Securities....................        2,124,015               --        2,124,015               --
U.S. Government Notes......................        1,000,041               --        1,000,041               --
                                              --------------   --------------   --------------   --------------
Total Investments..........................   $  571,609,827   $           --   $  571,609,827   $           --
                                              ==============   ==============   ==============   ==============

*  See Portfolio of Investments for industry breakout.
** See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), which trades under the ticker "FTSM" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper, fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2017 (UNAUDITED)

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management (for corporate debt only);

           11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);

           12) the borrower's/issuer's competitive position within the industry;

           13) the borrowers's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2017 (UNAUDITED)

                  curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 43.4%

                CAPITAL MARKETS -- 43.4%
        99,848  First Trust Emerging Markets Local Currency Bond ETF (a).............................  $    4,069,305
        68,081  First Trust Low Duration Opportunities ETF (a).......................................       3,551,786
       360,985  First Trust Preferred Securities and Income ETF (a)..................................       6,948,961
       182,532  First Trust Senior Loan Fund (a).....................................................       8,850,977
       182,569  First Trust Tactical High Yield ETF (a)..............................................       8,850,945
         3,481  iShares 20+ Year Treasury Bond ETF ..................................................         418,068
         6,604  iShares 7-10 Year Treasury Bond ETF .................................................         693,750
        30,963  iShares J.P. Morgan USD Emerging Markets Bond ETF ...................................       3,471,881
           545  iShares MBS ETF .....................................................................          58,010
         4,091  Vanguard Mortgage-Backed Securities ETF .............................................         214,287
                                                                                                       --------------
                TOTAL EXCHANGE-TRADED FUNDS..........................................................      37,127,970
                (Cost $36,791,389)                                                                     --------------

COMMON STOCKS -- 24.3%

                BANKS -- 0.2%
         2,822  NBT Bancorp, Inc. ...................................................................         114,968
         2,383  WesBanco, Inc. ......................................................................          98,895
                                                                                                       --------------
                                                                                                              213,863
                                                                                                       --------------

                CAPITAL MARKETS -- 0.6%
        19,059  Federated Investors, Inc., Class B ..................................................         495,725
                                                                                                       --------------

                COMMUNICATIONS EQUIPMENT -- 0.8%
        21,634  Cisco Systems, Inc. .................................................................         664,596
                                                                                                       --------------

                DIVERSIFIED CONSUMER SERVICES -- 0.1%
         1,068  Capella Education Co. ...............................................................          91,314
                                                                                                       --------------

                ELECTRIC UTILITIES -- 3.4%
         6,284  ALLETE, Inc. ........................................................................         410,659
         3,726  Alliant Energy Corp. ................................................................         140,284
         4,212  American Electric Power Co., Inc. ...................................................         269,821
         2,853  Duke Energy Corp. ...................................................................         224,075
         2,402  Emera, Inc. (CAD) ...................................................................          83,878
         4,815  Eversource Energy ...................................................................         266,366
        15,314  Hawaiian Electric Industries, Inc. ..................................................         512,713
         2,380  Hydro One Ltd. (CAD) (b) ............................................................          43,988
         3,355  NextEra Energy, Inc. ................................................................         415,081
        12,607  Xcel Energy, Inc.  ..................................................................         520,920
                                                                                                       --------------
                                                                                                            2,887,785
                                                                                                       --------------

                FOOD PRODUCTS -- 0.8%
        33,213  Flowers Foods, Inc. .................................................................         667,913
                                                                                                       --------------

                GAS UTILITIES -- 1.2%
         1,189  Atmos Energy Corp. ..................................................................          90,578
         1,347  Chesapeake Utilities Corp. ..........................................................          88,094


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2017 (UNAUDITED)

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                GAS UTILITIES (CONTINUED)
         2,523  New Jersey Resources Corp. ..........................................................  $       95,117
         3,128  Northwest Natural Gas Co. ...........................................................         184,239
         5,390  Southwest Gas Holdings, Inc. ........................................................         434,272
         3,817  UGI Corp. ...........................................................................         176,994
                                                                                                       --------------
                                                                                                            1,069,294
                                                                                                       --------------

                HEALTH CARE PROVIDERS & SERVICES -- 0.7%
        15,752  Owens & Minor, Inc. .................................................................         565,182
                                                                                                       --------------

                HOTELS, RESTAURANTS & LEISURE -- 1.4%
        10,865  Carnival Corp. ......................................................................         601,704
         3,614  Cracker Barrel Old Country Store, Inc. ..............................................         571,229
                                                                                                       --------------

                                                                                                            1,172,933
                                                                                                       --------------

                HOUSEHOLD PRODUCTS -- 0.8%
         7,548  Procter & Gamble (The) Co. ..........................................................         661,205
                                                                                                       --------------

                INDUSTRIAL CONGLOMERATES -- 0.7%
         3,594  3M Co. ..............................................................................         628,303
                                                                                                       --------------

                INSURANCE -- 1.9%
        19,484  AmTrust Financial Services, Inc. ....................................................         514,183
        10,872  Arthur J. Gallagher & Co. ...........................................................         585,240
         9,972  Principal Financial Group, Inc.  ....................................................         569,301
                                                                                                       --------------
                                                                                                            1,668,724
                                                                                                       --------------

                INTERNET & DIRECT MARKETING RETAIL -- 0.1%
         5,013  PetMed Express, Inc.  ...............................................................         106,225
                                                                                                       --------------

                IT SERVICES -- 0.7%
        10,521  Paychex, Inc.  ......................................................................         634,311
                                                                                                       --------------

                MULTILINE RETAIL -- 0.7%
         9,142  Target Corp. ........................................................................         589,477
                                                                                                       --------------

                MULTI-UTILITIES -- 3.6%
         9,476  Avista Corp. ........................................................................         366,153
         7,048  Consolidated Edison, Inc.  ..........................................................         524,018
         3,782  National Grid PLC, ADR ..............................................................         221,134
         8,341  NorthWestern Corp.  .................................................................         476,355
         6,083  Public Service Enterprise Group, Inc. ...............................................         269,173
         3,676  SCANA Corp.   .......................................................................         252,541
         2,527  Sempra Energy .......................................................................         258,740
        11,810  WEC Energy Group, Inc. ..............................................................         697,380
                                                                                                       --------------
                                                                                                            3,065,494
                                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS -- 2.4%
         9,289  Enbridge Income Fund Holdings, Inc. (CAD) ...........................................         244,066
         2,046  Enbridge, Inc. ......................................................................          87,160
         7,311  Inter Pipeline Ltd. (CAD) ...........................................................         158,552
        24,544  Kinder Morgan, Inc. .................................................................         548,313


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2017 (UNAUDITED)

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                OIL, GAS & CONSUMABLE FUELS (CONTINUED)
         4,512  Targa Resources Corp. ...............................................................  $      259,981
        15,380  TransCanada Corp. ...................................................................         726,243
                                                                                                       --------------
                                                                                                            2,024,315
                                                                                                       --------------

                PHARMACEUTICALS -- 0.8%
        15,984  Sanofi, ADR .........................................................................         651,828
                                                                                                       --------------

                SOFTWARE -- 0.8%
        10,594  Microsoft Corp.  ....................................................................         684,902
                                                                                                       --------------

                SPECIALTY RETAIL -- 0.1%
         5,108  Cato (The) Corp., Class A ...........................................................         129,692
                                                                                                       --------------

                TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
        16,586  Coach, Inc. .........................................................................         619,488
        10,926  VF Corp. ............................................................................         562,470
                                                                                                       --------------
                                                                                                            1,181,958
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.8%
         4,399  Watsco, Inc. ........................................................................         671,903
                                                                                                       --------------

                TRANSPORTATION INFRASTRUCTURE -- 0.3%
         3,159  Grupo Aeroportuario del Pacifico, S.A.B. de C.V., ADR ...............................         244,254
                                                                                                       --------------
                TOTAL COMMON STOCKS..................................................................      20,771,196
                (Cost $20,227,612)                                                                     --------------

    UNITS                                            DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS -- 15.1%

                CHEMICALS -- 0.5%
        15,559  Westlake Chemical Partners, L.P.  ...................................................         392,865
                                                                                                       --------------

                GAS UTILITIES -- 0.6%
        10,520  AmeriGas Partners, L.P. .............................................................         517,690
                                                                                                       --------------

                INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.8%
        21,854  NextEra Energy Partners, L.P. (c)  ..................................................         689,057
                                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS -- 13.2%
         7,112  Alliance Holdings GP, L.P. ..........................................................         213,076
        19,629  Alliance Resource Partners, L.P. ....................................................         467,170
         3,546  Buckeye Partners, L.P.  .............................................................         247,192
         5,937  Dominion Midstream Partners L.P.   ..................................................         188,797
        42,581  Enbridge Energy Partners, L.P.   ....................................................         824,794
        64,741  Enterprise Products Partners, L.P.   ................................................       1,834,112
         8,092  EQT Midstream Partners, L.P.  .......................................................         633,280
        28,107  Holly Energy Partners, L.P. .........................................................       1,038,554
        13,735  Magellan Midstream Partners, L.P.  ..................................................       1,099,212
        12,561  NGL Energy Partners, L.P.   .........................................................         307,116
         9,981  ONEOK Partners, L.P.  ...............................................................         430,580
         5,377  Phillips 66 Partners, L.P. ..........................................................         302,026


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2017 (UNAUDITED)

    UNITS                                            DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

                OIL, GAS & CONSUMABLE FUELS (CONTINUED)
        28,457  Plains All American Pipeline, L.P. ..................................................  $      893,265
         5,851  Shell Midstream Partners, L.P.  .....................................................         189,982
        24,547  Spectra Energy Partners, L.P.  ......................................................       1,112,960
         6,504  Tallgrass Energy Partners, L.P. .....................................................         321,818
        15,281  TC PipeLines, L.P. ..................................................................         918,082
         2,072  TransMontaigne Partners, L.P.  ......................................................          92,121
         4,499  Williams Partners, L.P. .............................................................         184,639
                                                                                                       --------------
                                                                                                           11,298,776
                                                                                                       --------------
                TOTAL MASTER LIMITED PARTNERSHIPS....................................................      12,898,388
                (Cost $12,106,288)                                                                     --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 9.5%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.3%
                Federal Home Loan Mortgage Corporation
$       19,917       Series 1998-192, Class IO, IO, STRIPS .............      6.50%        02/01/28             3,875
           264       Series 2003-2637, Class F (d)......................      1.17%        06/15/18               264
        13,973       Series 2004-2776, Class QP ........................      4.00%        01/15/34            14,207
         4,784       Series 2004-2844, Class BC ........................      5.00%        08/15/19             4,872
       203,040       Series 2005-2953, Class LZ ........................      6.00%        03/15/35           246,895
        48,822       Series 2005-3064, Class OG ........................      5.50%        06/15/34            49,383
       148,895       Series 2006-3114, Class GI, IO (d).................      5.83%        02/15/36            32,925
        12,276       Series 2006-3200, Class PO, PO ....................       (e)         08/15/36            10,820
        16,792       Series 2007-3373, Class TO, PO ....................       (e)         04/15/37            15,494
        20,774       Series 2009-3589, Class ZW ........................      4.50%        10/15/39            22,238
        18,000       Series 2010-3626, Class ME ........................      5.00%        01/15/40            20,279
         9,135       Series 2011-3795, Class CA ........................      4.50%        05/15/39             9,332
       132,862       Series 2011-3816, Class D .........................      3.50%        08/15/28           135,799
        29,342       Series 2011-3917, Class AI, IO ....................      4.50%        07/15/26             3,088
        40,864       Series 2012-4101, Class QN ........................      3.50%        09/15/42            42,568
                Federal National Mortgage Association
        10,075       Series 1992-205, Class Z ..........................      7.00%        11/25/22            10,955
        38,197       Series 1993-247, Class 2, IO, STRIPS ..............      7.50%        10/25/23             5,872
        94,875       Series 1997-22, Class PC ..........................      4.50%        03/18/27           100,863
        39,532       Series 2002-1, Class HC ...........................      6.50%        02/25/22            43,299
             8       Series 2002-19, Class PE ..........................      6.00%        04/25/17                 8
         6,327       Series 2002-94, Class HQ ..........................      4.50%        01/25/18             6,388
       133,917       Series 2003-339, Class 12, IO, STRIPS .............      6.00%        06/25/33            27,622
       170,292       Series 2003-74, Class PV ..........................      5.00%        08/25/33           184,175
        13,814       Series 2003-97, Class CA ..........................      5.00%        10/25/18            14,087
        20,483       Series 2003-W2, Class 1A1 .........................      6.50%        07/25/42            23,066
        98,441       Series 2004-T2, Class 1PO, PO .....................       (e)         11/25/43            90,684
        55,167       Series 2005-45, Class SR, IO (d)...................      5.95%        06/25/35            10,219
        16,865       Series 2006-125, Class FA (d)......................      1.05%        01/25/37            16,787
        70,166       Series 2007-32, Class KT ..........................      5.50%        04/25/37            78,439
        20,029       Series 2007-42, Class AO, PO ......................       (e)         05/25/37            18,562
        45,600       Series 2008-24, Class WH ..........................      6.00%        02/25/38            58,478


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$       23,686       Series 2008-44, Class PO, PO ......................       (e)         05/25/38    $       22,035
        15,354       Series 2010-83, Class AK ..........................      3.00%        11/25/18            15,515
       334,980       Series 2011-30, Class MD ..........................      4.00%        02/25/39           349,163
       135,528       Series 2012-409, Class C17, IO, STRIPS.............      4.00%        11/25/41            28,232
       112,463       Series 2015-14, Class IK, IO ......................      0.75%        03/25/45            13,586
       209,442       Series 2015-72, Class PC ..........................      3.00%        10/25/43           213,889
                Government National Mortgage Association
        63,360       Series 1999-30, Class S, IO (d)....................      7.83%        08/16/29            13,539
        38,329       Series 2003-52, Class AP, PO ......................       (e)         06/16/33            32,301
        29,049       Series 2005-17, Class AD ..........................      5.00%        02/20/35            31,151
         1,070       Series 2005-91, Class PC ..........................      5.50%        01/20/35             1,090
       144,779       Series 2006-17, Class TW ..........................      6.00%        04/20/36           167,888
        54,915       Series 2009-61, Class PK ..........................      5.00%        03/16/38            55,355
       189,279       Series 2010-111, Class JA .........................      2.50%        09/16/40           191,233
       101,523       Series 2011-21, Class QH ..........................      4.50%        10/16/37           104,397
       135,156       Series 2011-29, Class JA ..........................      4.50%        04/20/40           138,345
        78,805       Series 2011-30, Class BK ..........................      2.50%        01/20/39            79,529
        49,698       Series 2012-34, Class SD, IO (d)...................      5.28%        03/16/42             9,661
        60,719       Series 2013-20, Class KI, IO ......................      5.00%        01/20/43            10,696
        68,792       Series 2013-67, Class PI, IO ......................      4.00%        12/16/42            10,613
                                                                                                       --------------
                                                                                                            2,789,761
                                                                                                       --------------
                PASS-THROUGH SECURITIES -- 6.2%
                Federal Home Loan Mortgage Corporation
        87,773       Pool A47829 .......................................      4.00%        08/01/35            92,465
       110,772       Pool A80290 .......................................      5.00%        11/01/35           122,804
        77,988       Pool A94951 .......................................      4.00%        11/01/40            82,613
        40,536       Pool A95134 .......................................      4.50%        11/01/40            43,635
        47,798       Pool A97601 .......................................      4.50%        03/01/41            52,033
        62,903       Pool B13731 .......................................      5.00%        05/01/19            64,780
        54,060       Pool G06501 .......................................      4.00%        04/01/41            57,076
        78,766       Pool G11805 .......................................      5.50%        12/01/19            81,105
        90,582       Pool G13124 .......................................      6.00%        12/01/22            98,548
        91,983       Pool G13465 .......................................      6.00%        01/01/24            98,782
        24,949       Pool G13790 .......................................      4.50%        04/01/25            26,319
        66,061       Pool G14184 .......................................      5.00%        07/01/25            70,297
       363,496       Pool G14348 .......................................      4.00%        10/01/26           381,654
        58,148       Pool G15725 .......................................      4.50%        09/01/26            61,270
        65,051       Pool G18072 .......................................      4.50%        09/01/20            67,967
       372,288       Pool G60762 .......................................      5.00%        07/01/41           406,382
       299,701       Pool J09465 .......................................      4.00%        04/01/24           314,451
       161,853       Pool J14484 .......................................      4.00%        02/01/21           166,275
        17,213       Pool O20138 .......................................      5.00%        11/01/30            18,810
        49,564       Pool Q05201 .......................................      4.00%        12/01/41            52,315
       214,347       Pool U90316 .......................................      4.00%        10/01/42           226,875
                Federal National Mortgage Association
        44,246       Pool 687073 .......................................      5.50%        01/01/18            44,759
       120,614       Pool 724888 .......................................      5.50%        06/01/33           130,241
        72,991       Pool 977130 .......................................      5.50%        08/01/23            77,903
        17,856       Pool 983629 .......................................      4.50%        05/01/23            18,872
        85,684       Pool 995400 .......................................      7.00%        06/01/23            92,921


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      137,936       Pool 995700 .......................................      6.50%        03/01/27    $      156,136
        42,191       Pool AB2265 .......................................      4.00%        02/01/41            44,677
       191,845       Pool AD0354 .......................................      4.50%        10/01/24           204,690
        75,628       Pool AH1568 .......................................      4.50%        12/01/40            81,759
        14,555       Pool AI1191 .......................................      4.50%        04/01/41            15,733
        52,017       Pool AI7800 .......................................      4.50%        07/01/41            56,276
        36,186       Pool AJ5299 .......................................      4.00%        11/01/41            38,323
        62,679       Pool AJ5300 .......................................      4.00%        11/01/41            66,250
        51,347       Pool AK3103 .......................................      4.00%        02/01/42            54,199
       148,684       Pool AL1024 .......................................      4.50%        07/01/26           156,979
        95,240       Pool AL3302 .......................................      5.50%        08/01/25            99,133
        64,010       Pool AL3484 .......................................      4.50%        10/01/42            69,232
        57,849       Pool AL6304 .......................................      5.50%        09/01/25            61,522
        27,942       Pool AO4133 .......................................      3.50%        06/01/42            28,715
       319,900       Pool AP2109 .......................................      4.00%        08/01/32           339,024
        21,249       Pool AP4795 .......................................      3.50%        09/01/42            21,832
        20,457       Pool AT2887 .......................................      3.50%        04/01/43            21,016
        27,726       Pool AU3741 .......................................      3.50%        08/01/43            28,488
        79,585       Pool AU4726 .......................................      4.00%        09/01/43            84,117
       193,928       Pool MA1373 .......................................      3.50%        03/01/43           199,437
                Government National Mortgage Association
        28,497       Pool 3500 .........................................      5.50%        01/20/34            31,973
        12,427       Pool 3513 .........................................      5.00%        02/20/34            13,874
        33,331       Pool 3555 .........................................      5.00%        05/20/34            37,211
        87,446       Pool 3975 .........................................      5.50%        04/20/37            97,028
        46,103       Pool 609116 .......................................      4.50%        02/15/44            50,171
       282,534       Pool 782175 .......................................      6.00%        07/15/22           302,880
                                                                                                       --------------
                                                                                                            5,311,827
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................       8,101,588
                (Cost $8,076,253)                                                                      --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                             RATE         MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
$25 PAR PREFERRED SECURITIES -- 2.7%

                BANKS -- 0.6%
        11,552  Citigroup, Inc., Series K (d) ..........................      6.88%          (f)              321,260
         7,169  People's United Financial, Inc., Series A (d) ..........      5.63%          (f)              186,036
                                                                                                       --------------
                                                                                                              507,296
                                                                                                       --------------

                CAPITAL MARKETS -- 0.7%
         6,708  Goldman Sachs Group (The), Inc., Series K (d) ..........      6.38%          (f)              179,238
         5,474  Legg Mason, Inc. .......................................      6.38%        03/15/56           140,791
        11,738  Morgan Stanley, Series F (d)............................      6.88%          (f)              323,264
                                                                                                       --------------
                                                                                                              643,293
                                                                                                       --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.2%
         7,181  KKR Financial Holdings LLC, Series A ...................      7.38%          (f)              186,778
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2017 (UNAUDITED)

                                                                             STATED         STATED
    SHARES                            DESCRIPTION                             RATE         MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                FOOD PRODUCTS -- 0.4%
         6,717  CHS, Inc., Series 2 (d) ................................      7.10%          (f)       $      184,651
         6,840  CHS, Inc., Series 3 (d) ................................      6.75%          (f)              184,406
                                                                                                       --------------
                                                                                                              369,057
                                                                                                       --------------

                INSURANCE -- 0.2%
         5,319  AmTrust Financial Services, Inc. .......................      7.50%        09/15/55           137,443
                                                                                                       --------------

                INTERNET SOFTWARE & SERVICES -- 0.2%
         5,332  eBay, Inc. .............................................      6.00%        02/01/56           138,152
                                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS -- 0.4%
         6,895  NuStar Energy L.P., Series A (d) .......................      8.50%          (f)              184,097
         5,305  NuStar Logistics L.P. (d) ..............................      7.63%        01/15/43           137,930
                                                                                                       --------------
                                                                                                              322,027
                                                                                                       --------------
                TOTAL $25 PAR PREFERRED SECURITIES ..................................................       2,304,046
                (Cost $2,291,811)                                                                      --------------


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS -- 2.1%

                EQUITY REAL ESTATE INVESTMENT TRUSTS -- 2.1%
         6,390  Life Storage, Inc. ..................................................................         520,466
         5,739  LTC Properties, Inc. ................................................................         267,839
         6,842  National Health Investors, Inc. .....................................................         506,240
         2,556  Public Storage ......................................................................         549,539
                                                                                                       --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS..................................................       1,844,084
                (Cost $1,817,844)                                                                      --------------


  PRINCIPAL
    VALUE
    (LOCAL                                                                   STATED         STATED         VALUE
  CURRENCY)                           DESCRIPTION                            COUPON        MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN SOVEREIGN BONDS -- 1.9%

                AUSTRALIA -- 0.0%
        20,000  Australia Government Bond, Series 137 (AUD).............      2.75%        04/21/24            15,430
                                                                                                       --------------

                BRAZIL -- 0.3%
       745,000  Brazil Notas Do Tesouro Nacional, Series NTNF (BRL).....     10.00%        01/01/25           226,328
                                                                                                       --------------

                CHILE -- 0.1%
    50,000,000  Chile Government International Bond (CLP)...............      5.50%        08/05/20            81,718
                                                                                                       --------------

                COLOMBIA -- 0.1%
   165,000,000  Colombian TES, Series B (COP)...........................      5.00%        11/21/18            55,496
                                                                                                       --------------

                CZECH REPUBLIC -- 0.1%
     1,650,000  Czech Republic Government Bond, Series 89 (CZK).........      2.40%        09/17/25            77,319
                                                                                                       --------------

                HUNGARY -- 0.1%
    32,900,000  Hungary Government Bond, Series 19/A (HUF)..............      6.50%        06/24/19           130,299
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                   STATED         STATED         VALUE
  CURRENCY)                           DESCRIPTION                            COUPON        MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN SOVEREIGN BONDS (CONTINUED)

                INDONESIA -- 0.2%
   790,000,000  Indonesia Treasury Bond, Series FR56 (IDR)..............      8.38%        09/15/26    $       62,255
 1,637,000,000  Indonesia Treasury Bond, Series FR70 (IDR)..............      8.38%        03/15/24           127,564
                                                                                                       --------------
                                                                                                              189,819
                                                                                                       --------------

                ISRAEL -- 0.0%
        50,000  Israel Government Bond, Series 1026 (ILS)...............      6.25%        10/30/26            17,971
                                                                                                       --------------

                MALAYSIA -- 0.0%
       150,000  Malaysia Government Bond, Series 0111 (MYR).............      4.16%        07/15/21            34,608
                                                                                                       --------------

                MEXICO -- 0.1%
     1,170,000  Mexican Bonos, Series M 20 (MXN)........................     10.00%        12/05/24            64,990
                                                                                                       --------------

                PERU -- 0.1%
       240,000  Peru Government Bond (PEN)..............................      7.84%        08/12/20            80,311
                                                                                                       --------------

                POLAND -- 0.1%
       150,000  Poland Government Bond, Series 1019 (PLN)...............      5.50%        10/25/19            40,546
       160,000  Poland Government Bond, Series 1023 (PLN)...............      4.00%        10/25/23            41,210
                                                                                                       --------------
                                                                                                               81,756
                                                                                                       --------------

                ROMANIA -- 0.2%
       730,000  Romania Government Bond, Series 10Y (RON)...............      5.85%        04/26/23           199,117
                                                                                                       --------------

                SOUTH AFRICA -- 0.3%
     1,552,000  South Africa Government Bond, Series R186 (ZAR).........     10.50%        12/21/26           127,846
     1,580,000  South Africa Government Bond, Series R207 (ZAR).........      7.25%        01/15/20           115,149
       300,000  South Africa Government Bond, Series R209 (ZAR).........      6.25%        03/31/36            16,026
                                                                                                       --------------
                                                                                                              259,021
                                                                                                       --------------

                THAILAND -- 0.1%
     1,780,000  Thailand Government Bond (THB)..........................      3.63%        06/16/23            54,233
                                                                                                       --------------

                TURKEY -- 0.1%
       175,000  Turkey Government Bond (TRY)............................     10.50%        01/15/20            46,172
        60,000  Turkey Government Bond (TRY)............................      8.00%        03/12/25            13,596
                                                                                                       --------------
                                                                                                               59,768
                                                                                                       --------------
                TOTAL FOREIGN SOVEREIGN BONDS........................................................       1,628,184
                (Cost $1,626,500)                                                                      --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES -- 0.3%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
                ABN AMRO Mortgage Corp.
$       11,839       Series 2003-6, Class 2A2 ..........................      4.50%        05/25/18            11,882
                Banc of America Alternative Loan Trust
        32,452       Series 2004-7, Class 4A1 ..........................      5.00%        08/25/19            32,881
                BCAP LLC Trust
        34,283       Series 2011-R11, Class 30A5 (d) (g)................      3.21%        01/26/34            33,858


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                JPMorgan Resecuritization Trust
$        9,479       Series 2009-7, Class 5A1 (d) (g)...................      6.00%        02/27/37    $        9,505
                Residential Accredit Loans, Inc.
        18,085       Series 2003-QS5, Class A2 (d)......................     13.34%        03/25/18            18,760
        13,380       Series 2003-QS20, Class CB ........................      5.00%        11/25/18            13,487
                Wells Fargo Alternative Loan Trust
         1,323       Series 2007-PA5, Class 2A1 ........................      6.00%        11/25/22             1,328
                                                                                                       --------------
                                                                                                              121,701
                                                                                                       --------------
                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 0.1%
                Morgan Stanley Re-REMIC Trust
       100,000       Series 2010-GG10, Class A4B (d) (g)................      5.87%        08/15/45           100,210
                                                                                                       --------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................         221,911
                (Cost $223,014)                                                                        --------------

ASSET-BACKED SECURITIES -- 0.1%

                Ameriquest Mortgage Securities, Inc.
        14,889       Series 2004-R6, Class A1 (d).......................      1.18%        07/25/34            14,769
                First Alliance Mortgage Loan Trust
        52,662       Series 1999-1, Class A1 ...........................      7.18%        06/20/30            52,970
                Home Equity Asset Trust
         2,057       Series 2004-5, Class A3 (d)........................      1.81%        11/25/34             2,061
                Lehman XS Trust
        15,129       Series 2005-2, Class 1A2 (d).......................      1.47%        08/25/35            14,606
                                                                                                       --------------

                TOTAL ASSET-BACKED SECURITIES........................................................          84,406
                (Cost $83,113)                                                                         --------------

                TOTAL INVESTMENTS -- 99.4%...........................................................      84,981,773
                (Cost $83,243,824) (h)
                NET OTHER ASSETS AND LIABILITIES -- 0.6%.............................................         533,452
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $   85,515,225
                                                                                                       ==============

-----------------------------

(a)   Investment in an affiliated fund.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(d) Floating or variable rate security. The interest rate shown reflects the rate in effect at January 31, 2017.

(e)   Zero coupon security.

(f)   Perpetual maturity.

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2017, securities noted as such amounted to $143,573 or 0.2% of net assets.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,304,703 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $566,754.


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2017 (UNAUDITED)


ADR   - American Depositary Receipt

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO    - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities.

Currency Abbreviations:
AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
CLP   Chilean Peso
COP   Colombian Peso
CZK   Czech Koruna
HUF   Hungarian Forint
IDR   Indonesian Rupiah
ILS   Israeli Shekel
MYR   Malaysian Ringgit
MXN   Mexican Peso
PEN   Peruvian Nuevo Sol
PLN   Polish Zloty
RON   Romanian Leu
RUB   Russian Ruble
THB   Thai Baht
TRY   Turkish Lira
USD   United States Dollar
ZAR   South African Rand

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                               ASSETS TABLE

                                                                                 LEVEL 2         LEVEL 3
                                                  TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                1/31/2017        PRICES          INPUTS          INPUTS
                                              -------------   -------------   -------------   -------------
Exchange-Traded Funds*.....................   $  37,127,970   $  37,127,970   $          --   $          --
Common Stocks*.............................      20,771,196      20,771,196              --              --
Master Limited Partnerships*...............      12,898,388      12,898,388              --              --
U.S. Government Agency Mortgage-Backed
   Securities..............................       8,101,588              --       8,101,588              --
$25 Par Preferred Securities*..............       2,304,046       2,304,046              --              --
Real Estate Investment Trusts*.............       1,844,084       1,844,084              --              --
Foreign Sovereign Bonds**..................       1,628,184              --       1,628,184              --
Mortgage-Backed Securities.................         221,911              --         221,911              --
Asset-Backed Securities....................          84,406              --          84,406              --
                                              -------------   -------------   -------------   -------------
Total Investments..........................      84,981,773      74,945,684      10,036,089              --
Futures Contracts..........................           2,358           2,358              --              --
Forward Foreign Currency Contracts***......             722              --             722              --
                                              -------------   -------------   -------------   -------------
Total .....................................   $  84,984,853   $  74,948,042   $  10,036,811   $          --
                                              =============   =============   =============   =============

                                             LIABILITIES TABLE

                                                                                 LEVEL 2         LEVEL 3
                                                  TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                1/31/2017        PRICES          INPUTS          INPUTS
                                              -------------   -------------   -------------   -------------
Forward Foreign Currency Contracts*** .....   $      (9,210)  $          --   $      (9,210)  $          --
                                              =============   =============   =============   =============

*   See Portfolio of Investments for industry breakout.
**  See Portfolio of Investments for country breakout.
*** See the table of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

OPEN FUTURES CONTRACTS AT JANUARY 31, 2017 (see Note 2D - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                           UNREALIZED
                                                   NUMBER OF          EXPIRATION           NOTIONAL       APPRECIATION/
     FUTURES CONTRACTS           POSITION          CONTRACTS             MONTH              VALUE         (DEPRECIATION)
----------------------------   -------------   -----------------   -----------------   ----------------   -------------
U.S. 10-Year Treasury Notes        Long                4               Mar-2017        $        495,517   $       2,358
                                                                                       ================   =============


                                          FORWARD FOREIGN CURRENCY CONTRACTS
                                  ----------------------------------------------------
                                                                        PURCHASE VALUE    SALE VALUE
                                                                            AS OF            AS OF         UNREALIZED
  SETTLEMENT                           AMOUNT                            JANUARY 31,      JANUARY 31,     APPRECIATION/)
     DATE         COUNTERPARTY     PURCHASED (a)     AMOUNT SOLD (a)         2017            2017         (DEPRECIATION
---------------   -------------   ----------------   ----------------   --------------   --------------   -------------
   02/23/17           BNYM        USD       99,675   HUF   29,000,000   $       99,675   $      101,046   $      (1,371)
   02/23/17           BNYM        USD       26,812   MXN      590,000           26,812           28,206          (1,394)
   02/23/17           BNYM        USD       51,098   PLN      210,000           51,098           52,419          (1,321)
   02/23/17           BNYM        USD      189,131   RON      800,000          189,131          192,165          (3,034)
   02/23/17           BNYM        USD       46,703   TRY      180,500           46,703           47,556            (853)
   02/23/17           BNYM        CLP   27,500,000   USD       41,698           42,337           41,698             639
   02/23/17           BNYM        COP  150,000,000   USD       51,003           51,086           51,003              83
   02/27/17           BNYM        RUB    5,700,000   USD       95,422           94,185           95,422          (1,237)
                                                                                                          -------------
Net Unrealized Appreciation (Depreciation) ............................................................   $      (8,488)
                                                                                                          =============

(a)   Please see Portfolio of Investments for currency descriptions.

    Counterparty Abbreviations:
    BNYM   Bank of New York Mellon (The)


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Common stocks, preferred stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2017 (UNAUDITED)

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2017 (UNAUDITED)

                  an assessment of the issuer's management (for corporate debt only);

           11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only)

           12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           13)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5)    price quotes from dealers and/or third-party pricing services;

            6)    relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            8)    an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2017 (UNAUDITED)

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, and exchange-listed stock index options.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2017 (UNAUDITED)

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option. As of January 31, 2017, the Fund had no open option contracts.

F. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

G. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

H. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

I. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2017 (UNAUDITED)

distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.

J. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments for the fiscal year-to-date period (November 1, 2016 through January 31, 2017) are as follows:

                                                                        SHARE ACTIVITY
                                                       ------------------------------------------------
                                                       BALANCE AT                           BALANCE AT    VALUE AT
                SECURITY NAME                           10/31/16    PURCHASES     SALES       1/31/17      1/31/17
-----------------------------------------------------  -----------  ---------  -----------  -----------  -----------
First Trust Emerging Markets Local Currency Bond ETF        26,250     82,258       (8,660)      99,848  $ 4,069,305
First Trust Low Duration Opportunities ETF                      --     99,914      (31,833)      68,081    3,551,786
First Trust Preferred Securities and Income ETF            106,640    366,259     (111,914)     360,985    6,948,961
First Trust Senior Loan Fund                                43,048    164,920      (25,436)     182,532    8,850,977
First Trust Tactical High Yield ETF                         14,322    168,247           --      182,569    8,850,945
                                                                                                         -----------
                                                                                                         $32,271,974
                                                                                                         ===========


                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (November 1, 2016 through January 31, 2017), the notional values of forward foreign currency contracts opened and closed were $1,868,010 and $1,434,502, respectively.

For the fiscal year-to-date period (November 1, 2016 through January 31, 2017), the notional value of futures contracts opened and closed were $560,850 and $65,333, respectively.

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 83.3%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 35.2%
                Federal Home Loan Mortgage Corporation
$        1,729       Series 1989-74, Class F ...........................      6.00%        10/15/20    $        1,795
            42       Series 1990-172, Class J ..........................      7.00%        07/15/21                42
           106       Series 1990-186, Class E ..........................      6.00%        08/15/21               110
           220       Series 1990-188, Class H ..........................      7.00%        09/15/21               232
       136,478       Series 1992-133, Class B, IO, STRIPS ..............      8.50%        06/01/22            23,291
         6,210       Series 1992-205, Class A (a).......................      1.22%        05/15/23             6,241
        41,368       Series 1993-1498, Class I (a)......................      1.92%        04/15/23            42,326
        33,332       Series 1993-1552, Class I (a)......................      1.90%        08/15/23            33,091
           975       Series 1993-1577, Class PK ........................      6.50%        09/15/23             1,052
       235,638       Series 1993-1630, Class PK ........................      6.00%        11/15/23           255,481
        16,831       Series 1993-1643, Class PK ........................      6.50%        12/15/23            18,255
         3,647       Series 1998-2089, Class PJ, IO ....................      7.00%        10/15/28               415
        19,018       Series 1998-2102, Class Z .........................      6.00%        12/15/28            21,231
        86,795       Series 2002-48, Class 1A (a).......................      5.23%        07/25/33            99,554
       150,747       Series 2002-2410, Class OG ........................      6.38%        02/15/32           184,909
       252,714       Series 2002-2427, Class GE ........................      6.00%        03/15/32           287,004
       533,145       Series 2002-2437, Class SA, IO (a).................      7.13%        01/15/29           106,316
         5,140       Series 2002-2519, Class AH ........................      5.00%        11/15/17             5,192
        25,077       Series 2003-58, Class 2A ..........................      6.50%        09/25/43            28,713
       271,107       Series 2003-225, Class PO, PO, STRIPS .............       (b)         11/15/33           215,882
        83,194       Series 2003-2557, Class HL ........................      5.30%        01/15/33            91,119
       179,956       Series 2003-2564, Class AC ........................      5.50%        02/15/33           202,903
       698,264       Series 2003-2574, Class PE ........................      5.50%        02/15/33           781,906
     1,273,715       Series 2003-2581, Class LL ........................      5.25%        03/15/33         1,403,542
           966       Series 2003-2586, Class ND ........................      4.50%        03/15/18               980
       723,117       Series 2003-2613, Class LL ........................      5.00%        05/15/33           800,016
       291,479       Series 2003-2626, Class ZX ........................      5.00%        06/15/33           332,590
       776,583       Series 2004-2793, Class PE ........................      5.00%        05/15/34           850,351
     1,717,358       Series 2004-2801, Class SE, IO (a).................      6.28%        07/15/32           410,479
        54,980       Series 2004-2863, Class PO, PO ....................       (b)         10/15/31            52,454
       355,226       Series 2004-2890, Class ZA ........................      5.00%        11/15/34           388,615
       616,630       Series 2004-2907, Class DZ ........................      4.00%        12/15/34           635,242
       242,300       Series 2005-232, Class IO, IO, STRIPS .............      5.00%        08/01/35            48,839
     1,064,566       Series 2005-234, Class IO, IO, STRIPS .............      4.50%        10/01/35           206,905
       274,000       Series 2005-2973, Class GE ........................      5.50%        05/15/35           330,378
       287,138       Series 2005-3031, Class BI, IO (a).................      5.92%        08/15/35            60,161
        16,610       Series 2005-3074, Class ZH ........................      5.50%        11/15/35            19,922
        22,074       Series 2005-3077, Class TO, PO ....................       (b)         04/15/35            19,747
       237,620       Series 2006-72, Class A1 (a).......................      0.98%        03/25/36           234,614
       153,174       Series 2006-237, Class PO, PO, STRIPS..............       (b)         05/15/36           133,344
       863,906       Series 2006-238, Class 8, IO, STRIPS ..............      5.00%        04/15/36           164,897
       704,596       Series 2006-243, Class 11, IO, STRIPS (a)..........      7.30%        08/15/36           201,167
        86,831       Series 2006-3100, Class PO, PO ....................       (b)         01/15/36            77,488
       434,424       Series 2006-3114, Class GI, IO (a).................      5.83%        02/15/36            96,062
       192,559       Series 2006-3117, Class EO, PO ....................       (b)         02/15/36           169,830
        19,017       Series 2006-3117, Class OK, PO ....................       (b)         02/15/36            16,076
        27,177       Series 2006-3117, Class ZU ........................      6.00%        02/15/36            30,691
         7,650       Series 2006-3122, Class ZW ........................      6.00%        03/15/36             8,718
         9,419       Series 2006-3134, Class PO, PO ....................       (b)         03/15/36             8,493
        21,033       Series 2006-3138, Class PO, PO ....................       (b)         04/15/36            18,476
        67,413       Series 2006-3150, Class DZ ........................      5.50%        05/15/36            74,914


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      465,076       Series 2006-3152, Class MO, PO ....................       (b)         03/15/36    $      409,729
        58,624       Series 2006-3178, Class BO, PO ....................       (b)         06/15/36            50,420
       181,223       Series 2006-3200, Class PO, PO ....................       (b)         08/15/36           159,727
       124,026       Series 2007-3274, Class B .........................      6.00%        02/15/37           134,727
       162,852       Series 2007-3314, Class OW, PO ....................       (b)         05/15/37           144,457
           199       Series 2007-3317, Class PG ........................      5.00%        04/15/36               201
        34,883       Series 2007-3340, Class PF (a).....................      1.07%        07/15/37            34,736
       142,341       Series 2007-3346, Class FA (a).....................      1.00%        02/15/19           142,287
        61,641       Series 2007-3349, Class DP ........................      6.00%        09/15/36            63,568
        62,752       Series 2007-3349, Class MY ........................      5.50%        07/15/37            69,862
        62,503       Series 2007-3373, Class TO, PO ....................       (b)         04/15/37            57,671
       284,957       Series 2007-3380, Class FS (a).....................      1.12%        11/15/36           285,771
       255,870       Series 2007-3403, Class OB, PO ....................       (b)         12/15/37           235,358
       431,711       Series 2008-3420, Class AZ ........................      5.50%        02/15/38           477,538
        77,817       Series 2009-3523, Class SD (a).....................     17.55%        06/15/36           107,471
       549,552       Series 2009-3542, Class ZP ........................      5.00%        06/15/39           626,866
        50,000       Series 2009-3550, Class LL ........................      4.50%        07/15/39            55,613
       713,589       Series 2009-3571, Class SB, IO (a).................      5.33%        09/15/34            54,945
       145,351       Series 2009-3607, Class BO, PO ....................       (b)         04/15/36           132,474
        74,681       Series 2009-3611, Class PO, PO ....................       (b)         07/15/34            68,436
     3,386,622       Series 2010-3632, Class PA ........................      4.50%        05/15/37         3,471,419
       173,662       Series 2010-3637, Class LJ ........................      3.50%        02/15/25           177,732
        87,000       Series 2010-3645, Class WD ........................      4.50%        02/15/40            94,450
       661,000       Series 2010-3667, Class PL ........................      5.00%        05/15/40           723,941
        44,049       Series 2010-3699, Class FD (a).....................      1.37%        07/15/40            44,175
       120,617       Series 2010-3699, Class QI, IO ....................      5.50%        02/15/39             5,501
       400,000       Series 2010-3714, Class PB ........................      4.75%        08/15/40           449,309
        13,016       Series 2010-3716, Class PC ........................      2.50%        04/15/38            13,220
     4,113,117       Series 2010-3722, Class AI, IO ....................      3.50%        09/15/20           182,071
     2,942,705       Series 2010-3726, Class ND ........................      3.50%        06/15/39         3,015,272
       300,502       Series 2010-3735, Class JI, IO ....................      4.50%        10/15/30            47,844
       235,000       Series 2010-3739, Class MB ........................      4.00%        06/15/37           244,697
       583,601       Series 2010-3740, Class SC, IO (a).................      5.23%        10/15/40            88,753
     2,309,769       Series 2010-3751, Class MC ........................      4.00%        07/15/37         2,338,261
        36,658       Series 2010-3752, Class KF (a).....................      1.27%        12/15/37            36,832
     4,404,784       Series 2010-3755, Class AI, IO ....................      3.50%        11/15/20           200,467
     2,916,492       Series 2010-3764, Class QA ........................      4.00%        10/15/29         3,023,806
        65,711       Series 2010-3770, Class GZ ........................      4.50%        10/15/40            70,770
     1,501,861       Series 2010-3775, Class LI, IO ....................      3.50%        11/15/20            68,488
       285,000       Series 2010-3780, Class AV ........................      4.00%        04/15/31           302,889
       113,774       Series 2011-3785, Class LS (a).....................      8.37%        01/15/41           129,863
        11,411       Series 2011-3795, Class ED ........................      3.00%        10/15/39            11,660
       600,000       Series 2011-3796, Class PB ........................      5.00%        01/15/41           688,507
       421,953       Series 2011-3804, Class DA ........................      3.50%        04/15/28           429,351
        22,730       Series 2011-3812, Class BE ........................      2.75%        09/15/18            22,949
       930,031       Series 2011-3816, Class D .........................      3.50%        08/15/28           950,593
       358,586       Series 2011-3819, Class ZQ ........................      6.00%        04/15/36           403,005
        12,873       Series 2011-3820, Class DA ........................      4.00%        11/15/35            13,209
       648,984       Series 2011-3820, Class GZ ........................      5.00%        03/15/41           743,013
       300,000       Series 2011-3820, Class NC ........................      4.50%        03/15/41           329,720


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       20,702       Series 2011-3824, Class FA (a).....................      0.92%        03/15/26    $       20,672
       104,489       Series 2011-3828, Class SY (a).....................     10.90%        02/15/41           142,880
        54,597       Series 2011-3842, Class BS (a).....................     18.89%        04/15/41            95,192
       300,000       Series 2011-3844, Class PC ........................      5.00%        04/15/41           338,505
       650,116       Series 2011-3860, Class PZ ........................      5.00%        05/15/41           757,381
        92,058       Series 2011-3862, Class TO, PO ....................       (b)         05/15/41            83,984
        48,148       Series 2011-3864, Class FW (a).....................      1.17%        02/15/41            48,363
       525,000       Series 2011-3890, Class ME ........................      5.00%        07/15/41           610,935
       569,141       Series 2011-3901, Class CD ........................      2.00%        10/15/18           571,490
       139,419       Series 2011-3902, Class MA ........................      4.50%        07/15/39           144,058
     1,143,611       Series 2011-3925, Class ZD ........................      4.50%        09/15/41         1,285,485
     4,121,554       Series 2011-3926, Class SH, IO (a).................      5.78%        05/15/40           495,757
     2,698,870       Series 2011-3935, Class LI, IO ....................      3.00%        10/15/21           118,907
     7,635,420       Series 2011-3956, Class KI, IO ....................      3.00%        11/15/21           358,882
     2,844,286       Series 2011-3968, Class AI, IO ....................      3.00%        12/15/21           135,472
     1,533,733       Series 2012-267, Class S5, IO, STRIPS (a)..........      5.23%        08/15/42           321,838
       195,208       Series 2012-278, Class F1, STRIPS (a)..............      1.22%        09/15/42           194,594
     6,511,621       Series 2012-3994, Class AI, IO ....................      3.00%        02/15/22           306,303
       806,877       Series 2012-3999, Class WA (a).....................      5.46%        08/15/40           891,969
       678,000       Series 2012-4000, Class PY ........................      4.50%        02/15/42           736,147
        19,000       Series 2012-4012, Class GC ........................      3.50%        06/15/40            19,472
        39,704       Series 2012-4015, Class KB ........................      1.75%        05/15/41            34,956
     1,550,285       Series 2012-4021, Class IP, IO ....................      3.00%        03/15/27           134,357
       888,904       Series 2012-4026, Class GZ ........................      4.50%        04/15/42         1,000,963
     2,904,604       Series 2012-4030, Class IL, IO ....................      3.50%        04/15/27           305,663
       241,132       Series 2012-4038, Class CS (a).....................      9.69%        04/15/42           274,072
     6,690,189       Series 2012-4054, Class AI, IO ....................      3.00%        04/15/27           601,437
        21,939       Series 2012-4076, Class QB ........................      1.75%        11/15/41            21,386
       518,757       Series 2012-4090, Class YZ ........................      4.50%        08/15/42           569,980
       105,240       Series 2012-4097, Class ES, IO (a).................      5.33%        08/15/42            20,297
       747,000       Series 2012-4098, Class PE ........................      4.00%        08/15/42           783,441
     1,129,560       Series 2012-4103, Class HI, IO ....................      3.00%        09/15/27           104,683
       111,206       Series 2012-4116, Class AS, IO (a).................      5.38%        10/15/42            22,165
     5,327,162       Series 2012-4132, Class AI, IO ....................      4.00%        10/15/42         1,006,603
     1,433,923       Series 2012-4136, Class TU, IO (a).................      4.50%        08/15/42           268,060
       589,523       Series 2012-4145, Class YI, IO ....................      3.00%        12/15/27            49,709
     1,159,198       Series 2013-299, Class S1, IO, STRIPS (a)..........      5.23%        01/15/43           233,938
     1,598,748       Series 2013-304, Class C37, IO, STRIPS ............      3.50%        12/15/27           160,270
     5,296,248       Series 2013-304, Class C40, IO, STRIPS ............      3.50%        09/15/26           523,909
       702,650       Series 2013-4177, Class GL ........................      3.00%        03/15/33           690,235
       500,000       Series 2013-4211, Class PB ........................      3.00%        05/15/43           470,526
     1,499,991       Series 2013-4213, Class MZ ........................      4.00%        06/15/43         1,577,667
       399,697       Series 2013-4239, Class IO, IO ....................      3.50%        06/15/27            43,457
     1,100,000       Series 2013-4247, Class AY ........................      4.50%        09/15/43         1,206,055
       117,088       Series 2013-4261, Class GS (a).....................      8.87%        01/15/41           123,226
     1,012,606       Series 2013-4278, Class HI, IO ....................      4.00%        12/15/28           113,090
       799,508       Series 2014-326, Class S2, IO, STRIPS (a)..........      5.18%        03/15/44           161,591
       233,162       Series 2014-4316, Class XZ ........................      4.50%        03/15/44           261,766
       338,588       Series 2014-4352, Class ZX ........................      4.00%        04/15/44           357,775
    13,352,228       Series 2014-4387, Class IE, IO ....................      2.50%        11/15/28         1,123,832


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      324,078       Series 2015-4520, Class AI, IO ....................      3.50%        10/15/35    $       55,178
       507,056       Series 2015-4522, Class JZ ........................      2.00%        01/15/45           468,177
       222,104       Series 2016-4546, Class PZ ........................      4.00%        12/15/45           221,402
       375,966       Series 2016-4546, Class ZT ........................      4.00%        01/15/46           371,519
     2,123,385       Series 2016-4559, Class ML ........................      3.50%        10/15/27         2,128,231
       115,405       Series 2016-4568, Class MZ ........................      4.00%        04/15/46           111,498
     4,527,062       Series 2016-4591, Class GI, IO ....................      4.00%        12/15/44           884,497
       771,702       Series 2016-4600, Class WT ........................      3.50%        07/15/36           775,296
     1,480,239       Series 2016-4615, Class GT (a).....................      4.00%        10/15/42         1,375,006
                Federal National Mortgage Association
        65,447       Series 1989-81, Class G ...........................      9.00%        11/25/19            68,471
           389       Series 1990-11, Class G ...........................      6.50%        02/25/20               401
        23,198       Series 1990-13, Class E ...........................      9.00%        02/25/20            24,971
        80,377       Series 1990-79, Class J ...........................      9.00%        07/25/20            85,785
        49,714       Series 1990-98, Class J ...........................      9.00%        08/25/20            52,907
         1,521       Series 1990-108, Class G ..........................      7.00%        09/25/20             1,611
         1,940       Series 1990-109, Class J ..........................      7.00%        09/25/20             2,024
        28,928       Series 1990-112, Class G ..........................      8.50%        09/25/20            30,885
       110,979       Series 1991-30, Class PN ..........................      9.00%        10/25/21           117,385
           236       Series 1992-44, Class ZQ ..........................      8.00%        07/25/22               244
        14,287       Series 1992-185, Class ZB .........................      7.00%        10/25/22            15,532
         1,583       Series 1993-3, Class K ............................      7.00%        02/25/23             1,728
        33,738       Series 1993-39, Class Z ...........................      7.50%        04/25/23            37,400
         3,710       Series 1993-46, Class FH (a).......................      2.16%        04/25/23             3,658
       107,314       Series 1993-214, Class 2, IO, STRIPS ..............      7.50%        03/25/23            16,262
       869,307       Series 1993-222, Class 2, IO, STRIPS...............      7.00%        06/25/23           128,798
        49,217       Series 1993-230, Class FA (a)......................      1.37%        12/25/23            49,343
           615       Series 1994-24, Class H, PO .......................       (b)         11/25/23               577
       106,862       Series 1996-51, Class AY, IO ......................      7.00%        12/18/26            23,129
       130,957       Series 1997-10, Class SA, IO (a)...................      8.13%        03/18/27            28,951
        61,468       Series 1998-37, Class VZ ..........................      6.00%        06/17/28            66,808
         7,684       Series 1999-49, Class SC, IO (a)...................      7.13%        10/25/17                92
     1,401,096       Series 2000-45, Class SD, IO (a)...................      7.18%        12/18/30           249,150
        16,421       Series 2001-8, Class SE, IO (a)....................      7.83%        02/17/31             1,231
       414,072       Series 2001-34, Class SR, IO (a)...................      7.33%        08/18/31            55,002
         5,597       Series 2001-42, Class SB (a).......................      8.50%        09/25/31             6,877
        33,869       Series 2001-46, Class F (a)........................      1.17%        09/18/31            33,831
        17,779       Series 2001-314, Class 1, PO, STRIPS...............       (b)         07/25/31            15,728
         5,880       Series 2002-22, Class G ...........................      6.50%        04/25/32             6,462
       207,812       Series 2002-30, Class Z ...........................      6.00%        05/25/32           236,151
           413       Series 2002-74, Class LE ..........................      5.00%        11/25/17               417
       215,696       Series 2002-320, Class 2, IO, STRIPS...............      7.00%        04/25/32            61,750
       225,774       Series 2002-323, Class 6, IO, STRIPS...............      6.00%        01/25/32            44,019
       617,954       Series 2002-324, Class 2, IO, STRIPS...............      6.50%        07/25/32           149,252
       261,680       Series 2002-329, Class 1, PO, STRIPS...............       (b)         01/25/33           231,698
        71,434       Series 2003-14, Class AT ..........................      4.00%        03/25/33            74,154
        49,902       Series 2003-21, Class OA ..........................      4.00%        03/25/33            52,125
       182,749       Series 2003-32, Class UI, IO ......................      6.00%        05/25/33            47,948
        19,476       Series 2003-38, Class FA (a).......................      1.14%        03/25/23            19,473
       463,421       Series 2003-45, Class JB ..........................      5.50%        06/25/33           510,533


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$       80,493       Series 2003-63, Class F1 (a).......................      1.07%        11/25/27    $       80,949
     3,071,173       Series 2003-63, Class IP, IO ......................      6.00%        07/25/33           727,508
        82,217       Series 2003-109, Class YB .........................      6.00%        11/25/33            96,478
        60,424       Series 2003-119, Class ME .........................      4.50%        04/25/33            61,745
       818,802       Series 2003-343, Class 2, IO, STRIPS...............      4.50%        10/25/33           164,649
       123,208       Series 2003-348, Class 17, IO, STRIPS..............      7.50%        12/25/33            30,529
       172,427       Series 2003-348, Class 18, IO, STRIPS (a)..........      7.50%        12/25/33            43,225
       377,202       Series 2003-W1, Class 1A1 (a)......................      5.57%        12/25/42           412,362
       149,429       Series 2003-W3, Class 2A5 .........................      5.36%        06/25/42           163,000
       217,389       Series 2003-W6, Class 1A41 ........................      5.40%        10/25/42           239,822
        34,844       Series 2003-W10, Class 1A4 ........................      4.51%        06/25/43            36,402
       130,578       Series 2003-W12, Class 1A8 ........................      4.55%        06/25/43           140,276
       335,573       Series 2004-25, Class LC ..........................      5.50%        04/25/34           372,902
       214,767       Series 2004-25, Class UC ..........................      5.50%        04/25/34           241,796
        32,209       Series 2004-28, Class ZH ..........................      5.50%        05/25/34            38,701
         9,561       Series 2004-36, Class TA ..........................      5.50%        08/25/33             9,984
        55,000       Series 2004-60, Class AC ..........................      5.50%        04/25/34            61,247
         2,403       Series 2004-60, Class JB ..........................      5.50%        04/25/34             2,371
       941,165       Series 2004-W4, Class A7 ..........................      5.50%        06/25/34         1,014,975
        23,867       Series 2004-W9, Class 1A3 .........................      6.05%        02/25/44            27,544
     1,100,000       Series 2004-W10, Class A6 .........................      5.75%        08/25/34         1,240,897
       975,549       Series 2005-2, Class TB, IO (a)....................      0.40%        07/25/33            14,923
        45,119       Series 2005-29, Class ZT ..........................      5.00%        04/25/35            48,022
       228,072       Series 2005-40, Class SA, IO (a)...................      5.93%        05/25/35            40,835
       107,798       Series 2005-43, Class PB ..........................      5.00%        02/25/34           111,707
       116,360       Series 2005-45, Class SR, IO (a)...................      5.95%        06/25/35            21,554
        56,013       Series 2005-48, Class AR ..........................      5.50%        02/25/35            58,624
         7,905       Series 2005-48, Class MD ..........................      5.00%        04/25/34             8,000
        20,673       Series 2005-67, Class SC (a).......................     12.75%        08/25/35            26,363
        15,533       Series 2005-68, Class BC ..........................      5.25%        06/25/35            16,315
         6,151       Series 2005-70, Class KJ ..........................      5.50%        09/25/34             6,339
       123,938       Series 2005-79, Class NS, IO (a)...................      5.32%        09/25/35            21,137
        28,200       Series 2005-87, Class SC (a).......................     12.55%        10/25/35            39,466
        66,548       Series 2005-90, Class ES (a).......................     14.95%        10/25/35            84,444
        41,175       Series 2005-95, Class WZ ..........................      6.00%        11/25/35            52,540
       129,504       Series 2005-102, Class DS (a)......................     17.68%        11/25/35           187,127
       375,712       Series 2005-359, Class 6, IO, STRIPS ..............      5.00%        11/25/35            74,893
       304,468       Series 2005-362, Class 13, IO, STRIPS..............      6.00%        08/25/35            63,027
        39,475       Series 2005-W1, Class 1A2 .........................      6.50%        10/25/44            45,323
       110,981       Series 2006-5, Class 2A2 (a).......................      1.00%        02/25/35           117,811
    89,205,330       Series 2006-5, Class N2, IO (a)....................      1.98%        02/25/35         1,335,555
       411,115       Series 2006-8, Class HK, PO .......................       (b)         03/25/36           359,175
       167,153       Series 2006-8, Class WQ, PO .......................       (b)         03/25/36           144,939
       150,008       Series 2006-15, Class IS, IO (a)...................      5.81%        03/25/36            29,849
        63,927       Series 2006-22, Class AO, PO ......................       (b)         04/25/36            56,163
        95,563       Series 2006-27, Class OH, PO ......................       (b)         04/25/36            87,882
        19,029       Series 2006-31, Class PZ ..........................      6.00%        05/25/36            24,383
        75,264       Series 2006-42, Class CF (a).......................      1.22%        06/25/36            75,334
        16,087       Series 2006-44, Class GO, PO ......................       (b)         06/25/36            14,624
        56,328       Series 2006-44, Class P, PO .......................       (b)         12/25/33            51,431


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$       48,328       Series 2006-60, Class CO, PO ......................       (b)         06/25/35    $       47,356
       110,186       Series 2006-60, Class DO, PO ......................       (b)         04/25/35           107,559
        26,444       Series 2006-65, Class QO, PO ......................       (b)         07/25/36            23,318
        15,093       Series 2006-79, Class DO, PO ......................       (b)         08/25/36            13,689
        85,474       Series 2006-81, Class EO, PO ......................       (b)         09/25/36            76,979
       617,572       Series 2006-84, Class PK ..........................      5.50%        02/25/36           644,517
       169,068       Series 2006-91, Class PO, PO ......................       (b)         09/25/36           146,895
        43,512       Series 2006-110, Class PO, PO .....................       (b)         11/25/36            39,825
       282,574       Series 2006-117, Class GF (a)......................      1.12%        12/25/36           281,825
        71,258       Series 2006-124, Class UO, PO .....................       (b)         01/25/37            60,317
         1,535       Series 2006-126, Class DZ .........................      5.50%        01/25/37             1,622
        41,806       Series 2006-377, Class 1, PO, STRIPS...............       (b)         10/25/36            37,272
       865,885       Series 2006-378, Class 31, IO, STRIPS..............      4.50%        06/25/21            41,577
       313,274       Series 2007-7, Class KA ...........................      5.75%        08/25/36           365,457
        55,264       Series 2007-14, Class OP, PO ......................       (b)         03/25/37            50,146
       117,850       Series 2007-25, Class FB (a).......................      1.10%        04/25/37           117,510
     3,450,889       Series 2007-28, Class ZA ..........................      6.00%        04/25/37         3,793,242
        70,166       Series 2007-32, Class KT ..........................      5.50%        04/25/37            78,439
       362,270       Series 2007-60, Class ZS ..........................      4.75%        07/25/37           420,576
        88,997       Series 2007-67, Class SA, IO (a)...................      5.98%        04/25/37             4,859
       703,395       Series 2007-116, Class PB .........................      5.50%        08/25/35           782,821
       110,830       Series 2008-3, Class FZ (a)........................      1.32%        02/25/38           114,973
        15,668       Series 2008-8, Class ZA ...........................      5.00%        02/25/38            16,916
       117,424       Series 2008-16, Class AB ..........................      5.50%        12/25/37           124,789
        47,937       Series 2008-17, Class IP, IO ......................      6.50%        02/25/38             9,059
         9,519       Series 2008-51, Class B ...........................      4.50%        06/25/23             9,691
       101,733       Series 2009-10, Class AB ..........................      5.00%        03/25/24           106,375
       196,390       Series 2009-14, Class BS, IO (a)...................      5.48%        03/25/24            14,795
       558,967       Series 2009-47, Class PE ..........................      4.00%        07/25/39           583,248
       300,000       Series 2009-50, Class GX ..........................      5.00%        07/25/39           344,368
       107,624       Series 2009-70, Class CO, PO ......................       (b)         01/25/37            93,753
        21,839       Series 2009-81, Class GC ..........................      3.50%        12/25/19            22,108
       378,022       Series 2009-86, Class OT, PO ......................       (b)         10/25/37           331,221
        47,000       Series 2009-92, Class DB ..........................      5.00%        11/25/39            53,486
       151,485       Series 2009-106, Class SN, IO (a)..................      5.48%        01/25/40            27,279
       215,035       Series 2009-109, Class PZ .........................      4.50%        01/25/40           247,364
       239,808       Series 2009-115, Class HZ .........................      5.00%        01/25/40           253,242
     3,273,949       Series 2009-397, Class 2, IO, STRIPS ..............      5.00%        09/25/39           655,413
     1,563,621       Series 2009-398, Class C13, IO, STRIPS.............      4.00%        06/25/24           135,198
       200,000       Series 2010-2, Class LC ...........................      5.00%        02/25/40           223,821
       106,817       Series 2010-3, Class DZ ...........................      4.50%        02/25/40           118,343
       272,823       Series 2010-19, Class MI, IO ......................      5.00%        03/25/39            11,914
       558,033       Series 2010-21, Class KO, PO ......................       (b)         03/25/40           506,269
        27,292       Series 2010-49, Class SC (a).......................     11.12%        03/25/40            32,893
       552,663       Series 2010-68, Class BI, IO ......................      5.50%        07/25/50           117,464
       490,123       Series 2010-106, Class BI, IO .....................      3.50%        09/25/20            20,990
       273,275       Series 2010-117, Class EO, PO .....................       (b)         10/25/40           240,206
         6,853       Series 2010-123, Class HA .........................      2.50%        03/25/24             6,897
       738,435       Series 2010-129, Class SM, IO (a)..................      5.23%        11/25/40           124,345
       771,102       Series 2010-137, Class IM, IO .....................      5.00%        10/25/38            64,625


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$        2,971       Series 2010-145, Class PE .........................      3.25%        10/25/24    $        3,037
       678,556       Series 2011-9, Class AZ ...........................      5.00%        05/25/40           745,683
       507,000       Series 2011-10, Class AY ..........................      6.00%        02/25/41           637,735
        14,341       Series 2011-23, Class AB ..........................      2.75%        06/25/20            14,461
       952,410       Series 2011-30, Class LS, IO (a)...................      1.79%        04/25/41            63,200
     9,580,000       Series 2011-30, Class MD ..........................      4.00%        02/25/39         9,985,602
       100,338       Series 2011-30, Class ZB ..........................      5.00%        04/25/41           115,006
     2,470,188       Series 2011-47, Class AI, IO ......................      5.50%        01/25/40           263,958
        57,486       Series 2011-60, Class OA, PO ......................       (b)         08/25/39            53,192
     3,936,431       Series 2011-67, Class EI, IO ......................      4.00%        07/25/21           159,665
        22,430       Series 2011-70, Class CQ ..........................      4.50%        06/25/36            22,631
        93,608       Series 2011-70, Class NK ..........................      3.00%        04/25/37            94,701
       316,659       Series 2011-72, Class TI, IO ......................      4.00%        09/25/40            25,451
     1,146,850       Series 2011-86, Class DI, IO ......................      3.50%        09/25/21            65,938
        55,424       Series 2011-90, Class QI, IO ......................      5.00%        05/25/34             4,452
       750,000       Series 2011-105, Class MB .........................      4.00%        10/25/41           771,726
       148,240       Series 2011-107, Class CA .........................      3.50%        11/25/29           152,134
       627,902       Series 2011-111, Class PZ .........................      4.50%        11/25/41           717,449
       144,361       Series 2011-113, Class GA .........................      2.00%        11/25/21           144,945
    13,342,284       Series 2011-118, Class IC, IO .....................      3.50%        11/25/21           709,532
           481       Series 2011-134, Class PA .........................      4.00%        09/25/40               495
     7,099,672       Series 2011-141, Class EI, IO .....................      3.00%        07/25/21           224,480
     3,548,758       Series 2012-8, Class TI, IO .......................      3.00%        10/25/21           163,169
     1,190,547       Series 2012-14, Class HS, IO (a)...................      5.68%        03/25/42           240,277
       146,583       Series 2012-28, Class PT ..........................      4.00%        03/25/42           153,946
       103,963       Series 2012-52, Class BZ ..........................      4.00%        05/25/42           111,879
       727,672       Series 2012-66, Class DI, IO ......................      3.50%        06/25/27            78,015
     1,751,495       Series 2012-101, Class AI, IO .....................      3.00%        06/25/27           157,714
     1,656,528       Series 2012-114, Class HS, IO (a)..................      5.38%        03/25/40           213,322
    12,923,941       Series 2012-118, Class DI, IO .....................      3.50%        01/25/40         1,529,921
       287,705       Series 2012-118, Class IB, IO .....................      3.50%        11/25/42            56,092
     1,433,290       Series 2012-122, Class SD, IO (a)..................      5.33%        11/25/42           300,537
     1,789,666       Series 2012-134, Class GI, IO .....................      4.50%        03/25/29           386,777
     1,622,866       Series 2012-149, Class CI, IO .....................      3.00%        01/25/28           148,633
       247,139       Series 2012-409, Class C17, IO, STRIPS.............      4.00%        11/25/41            51,482
     1,732,215       Series 2013-13, Class IK, IO ......................      2.50%        03/25/28           145,304
        33,735       Series 2013-23, Class ZB ..........................      3.00%        03/25/43            34,291
         7,000       Series 2013-35, Class LP ..........................      3.00%        01/25/43             6,851
     2,970,238       Series 2013-43, Class IX, IO ......................      4.00%        05/25/43           705,516
     1,829,999       Series 2013-55, Class AI, IO ......................      3.00%        06/25/33           269,286
       111,334       Series 2013-70, Class JZ ..........................      3.00%        07/25/43           102,836
       195,852       Series 2013-106, Class KN .........................      3.00%        10/25/43           180,037
     8,282,955       Series 2013-417, Class C21, IO, STRIPS.............      4.00%        12/25/42         1,563,227
       396,932       Series 2014-29, Class GI, IO ......................      3.00%        05/25/29            45,832
     5,565,753       Series 2014-44, Class NI, IO ......................      4.50%        08/25/29           700,829
       657,359       Series 2014-68, Class GI, IO ......................      4.50%        10/25/43           108,500
     4,200,638       Series 2014-84, Class LI, IO ......................      3.50%        12/25/26           492,017
       575,000       Series 2015-16, Class MY ..........................      3.50%        04/25/45           553,822
     5,543,162       Series 2015-76, Class BI, IO ......................      4.00%        10/25/39           713,139
    13,525,419       Series 2015-97, Class AI, IO ......................      4.00%        09/25/41         2,336,216


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$    2,078,496       Series 2016-71, Class NI, IO ......................      3.50%        04/25/46    $      340,234
       821,491       Series 2016-74, Class HI, IO ......................      3.50%        10/25/46           175,569
                Government National Mortgage Association
       134,830       Series 1999-30, Class S, IO (a)....................      7.83%        08/16/29            28,810
       902,407       Series 2001-22, Class SE, IO (a)...................      0.65%        05/16/31            18,981
        60,992       Series 2001-60, Class PZ ..........................      6.00%        12/20/31            71,609
       187,492       Series 2001-65, Class SH, IO (a)...................      6.83%        12/16/31            41,011
       464,553       Series 2002-7, Class ST, IO (a)....................      6.73%        08/17/27            89,581
     1,049,063       Series 2002-11, Class SQ, IO (a)...................      1.00%        02/20/32            46,114
       435,939       Series 2002-20, Class LS, IO (a)...................      1.20%        03/20/32            23,262
        91,019       Series 2002-20, Class PM ..........................      4.50%        03/20/32            98,609
       143,444       Series 2002-24, Class AG, IO (a)...................      7.18%        04/16/32            27,702
       429,707       Series 2002-45, Class SV, IO (a)...................      7.33%        06/16/32            92,567
       139,374       Series 2002-72, Class ZB ..........................      6.00%        10/20/32           174,243
       165,910       Series 2003-4, Class MZ ...........................      5.50%        01/20/33           181,226
       873,667       Series 2003-11, Class SM, IO (a)...................      6.93%        02/16/33           194,392
       477,389       Series 2003-42, Class SA, IO (a)...................      5.83%        07/16/31            72,233
     1,798,000       Series 2003-42, Class SH, IO (a)...................      5.77%        05/20/33           321,716
        94,393       Series 2003-62, Class MZ ..........................      5.50%        07/20/33           108,638
       119,964       Series 2004-37, Class B ...........................      6.00%        04/17/34           136,224
        61,585       Series 2004-49, Class MZ ..........................      6.00%        06/20/34            72,987
         3,531       Series 2004-53, Class GE ..........................      5.00%        08/20/32             3,558
       120,063       Series 2004-68, Class ZC ..........................      6.00%        08/20/34           135,770
       162,696       Series 2004-71, Class ST (a).......................      7.00%        09/20/34           178,715
       597,221       Series 2004-88, Class SM, IO (a)...................      5.33%        10/16/34            90,005
       341,762       Series 2004-92, Class BZ ..........................      5.50%        11/16/34           397,997
       182,743       Series 2004-105, Class JZ .........................      5.00%        12/20/34           215,417
        44,534       Series 2004-105, Class KA .........................      5.00%        12/16/34            49,067
       181,985       Series 2005-3, Class JZ ...........................      5.00%        01/16/35           187,944
       181,985       Series 2005-3, Class KZ ...........................      5.00%        01/16/35           205,294
        34,855       Series 2005-7, Class AJ (a)........................     18.93%        02/16/35            49,345
        41,963       Series 2005-41, Class PA ..........................      4.00%        05/20/35            44,564
       657,007       Series 2005-93, Class PO, PO ......................       (b)         06/20/35           601,423
        31,721       Series 2006-38, Class B ...........................      5.50%        08/20/33            31,818
       500,000       Series 2006-38, Class OH ..........................      6.50%        08/20/36           599,986
       129,540       Series 2006-61, Class ZA ..........................      5.00%        11/20/36           144,580
       326,499       Series 2007-16, Class OZ ..........................      6.00%        04/20/37           416,432
       353,360       Series 2007-27, Class SD, IO (a)...................      5.42%        05/20/37            56,029
       294,843       Series 2007-41, Class OL, PO ......................       (b)         07/20/37           267,003
       349,360       Series 2007-42, Class SB, IO (a)...................      5.97%        07/20/37            59,049
       166,909       Series 2007-68, Class NA ..........................      5.00%        11/20/37           183,178
       139,007       Series 2007-81, Class FZ (a).......................      1.13%        12/20/37           138,416
        91,237       Series 2008-6, Class CK ...........................      4.25%        10/20/37            93,780
       275,829       Series 2008-16, Class PO, PO ......................       (b)         02/20/38           238,064
        47,900       Series 2008-29, Class PO, PO ......................       (b)         02/17/33            45,518
       239,544       Series 2008-33, Class XS, IO (a)...................      6.93%        04/16/38            46,451
       463,780       Series 2008-47, Class MI, IO ......................      6.00%        10/16/37            31,554
        42,000       Series 2008-54, Class PE ..........................      5.00%        06/20/38            46,499
           180       Series 2008-85, Class HP ..........................      4.00%        04/20/38               180
       267,370       Series 2009-14, Class KI, IO ......................      6.50%        03/20/39            63,916


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      116,974       Series 2009-14, Class KS, IO (a)...................      5.52%        03/20/39    $       16,709
       280,173       Series 2009-25, Class SE, IO (a)...................      6.82%        09/20/38            53,328
       304,868       Series 2009-32, Class SZ ..........................      5.50%        05/16/39           369,791
     2,271,808       Series 2009-57, Class VB ..........................      5.00%        06/16/39         2,556,309
        86,325       Series 2009-59, Class IQ, IO ......................      5.00%        09/20/33                78
       779,380       Series 2009-69, Class ZB ..........................      6.00%        08/20/39           982,552
     1,295,823       Series 2009-72, Class SM, IO (a)...................      5.48%        08/16/39           210,149
       215,061       Series 2009-79, Class OK, PO ......................       (b)         11/16/37           197,067
        32,899       Series 2009-81, Class TZ ..........................      5.50%        09/20/39            39,491
        39,000       Series 2009-94, Class AL ..........................      5.00%        10/20/39            43,624
       180,781       Series 2009-106, Class DZ .........................      5.50%        11/20/39           210,861
        37,045       Series 2009-106, Class WZ .........................      5.50%        11/16/39            45,512
       130,469       Series 2009-113, Class MJ .........................      4.00%        03/16/23           130,962
     1,500,015       Series 2009-116, Class MS, IO (a)..................      5.73%        11/16/38           109,801
        67,323       Series 2009-118, Class KP .........................      4.50%        05/20/38            69,458
        86,532       Series 2010-2, Class QM ...........................      4.50%        10/20/37            89,004
       268,961       Series 2010-4, Class SL, IO (a)....................      5.63%        01/16/40            49,153
        42,000       Series 2010-4, Class WA ...........................      3.00%        01/16/40            42,725
        42,579       Series 2010-14, Class AO, PO ......................       (b)         12/20/32            40,516
       218,644       Series 2010-29, Class CB ..........................      5.00%        12/20/38           226,261
        12,579       Series 2010-43, Class JA ..........................      3.00%        09/20/37            12,603
       147,048       Series 2010-44, Class BE ..........................      3.00%        04/20/38           149,458
     1,046,027       Series 2010-50, Class WI, IO ......................      4.50%        10/20/37            27,880
         6,860       Series 2010-85, Class EA ..........................      4.00%        12/16/24             6,969
        90,869       Series 2010-109, Class MH .........................      3.00%        10/20/37            91,813
        67,000       Series 2010-116, Class BM .........................      4.50%        09/16/40            74,890
       407,307       Series 2010-119, Class PD .........................      3.50%        01/20/38           412,225
       340,785       Series 2010-138, Class PD .........................      3.50%        08/20/38           348,986
       508,015       Series 2010-157, Class OP, PO .....................       (b)         12/20/40           419,664
       169,620       Series 2010-162, Class PQ .........................      4.50%        06/16/39           175,358
       879,372       Series 2010-166, Class DI, IO .....................      4.50%        02/20/39           121,970
       103,874       Series 2011-4, Class PZ ...........................      5.00%        01/20/41           117,741
       399,688       Series 2011-50, Class PZ ..........................      5.00%        04/20/41           479,970
       115,493       Series 2011-59, Class JA ..........................      4.00%        11/20/38           117,610
       393,121       Series 2011-63, Class BI, IO ......................      6.00%        02/20/38            58,059
        89,716       Series 2011-88, Class DI, IO ......................      4.50%        12/20/37               678
     2,537,088       Series 2011-112, Class IP, IO .....................      0.50%        08/16/26            32,129
       239,265       Series 2011-129, Class CL .........................      5.00%        03/20/41           271,777
       578,695       Series 2011-146, Class EI, IO .....................      5.00%        11/16/41           125,906
       139,592       Series 2011-151, Class TB, IO (a)..................      3.50%        04/20/41            19,536
     5,518,828       Series 2012-10, Class LI, IO ......................      3.50%        07/20/40           727,397
       529,240       Series 2012-16, Class AG ..........................      2.50%        10/20/38           534,955
    12,653,680       Series 2012-143, Class IB, IO .....................      3.50%        12/20/39         1,290,443
       248,077       Series 2013-5, Class IA, IO .......................      3.50%        10/16/42            31,722
       303,594       Series 2013-20, Class KI, IO ......................      5.00%        01/20/43            53,482
     5,283,680       Series 2013-53, Class OI, IO ......................      3.50%        04/20/43           875,962
       278,317       Series 2013-69, Class AI, IO ......................      3.50%        05/20/43            54,648
       769,686       Series 2013-69, Class PI, IO ......................      5.00%        05/20/43           140,770
         8,000       Series 2013-117, Class VB .........................      3.50%        02/20/32             8,246
     3,301,309       Series 2013-130, Class WS, IO (a)..................      5.32%        09/20/43           547,367


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      688,000       Series 2013-183, Class PB .........................      4.50%        12/20/43    $      724,106
       160,971       Series 2013-188, Class CF (a)......................      1.23%        03/20/43           161,469
       121,157       Series 2014-91, Class JI, IO ......................      4.50%        01/20/40            19,630
       445,942       Series 2014-99, Class HI, IO ......................      4.50%        06/20/44            94,947
       249,123       Series 2015-3, Class ZD ...........................      4.00%        01/20/45           265,177
       123,748       Series 2015-95, Class IK, IO (a)...................      1.05%        05/16/37             5,204
       375,993       Series 2015-137, Class WA (a)......................      5.48%        01/20/38           420,108
     1,900,303       Series 2015-138, Class MI, IO .....................      4.50%        08/20/44           288,603
       684,985       Series 2015-151, Class KW (a)......................      6.08%        04/20/34           748,796
       164,455       Series 2016-16, Class KZ ..........................      3.00%        02/16/46           140,993
     2,771,880       Series 2016-75, Class SA, IO (a)...................      5.22%        05/20/40           415,483
     7,126,004       Series 2016-89, Class HI, IO ......................      3.50%        07/20/46         1,262,582
       843,190       Series 2016-109, Class ZM .........................      3.50%        08/20/36           838,931
     2,260,113       Series 2016-118, Class GI, IO .....................      4.50%        02/16/40           477,002
       464,000       Series 2016-141, Class PC .........................      5.00%        10/20/46           537,803
                Vendee Mortgage Trust
       108,332       Series 2010-1, Class DA ...........................      4.25%        02/15/35           111,514
                                                                                                       --------------
                                                                                                          132,662,743
                                                                                                       --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.3%
                Fannie Mae - Aces
        50,000       Series 2013-M6, Class 1AC (a)......................      3.91%        02/25/43            51,764
                Government National Mortgage Association
       385,516       Series 2013-32, Class A ...........................      1.90%        06/16/36           385,108
       532,000       Series 2013-57, Class D (a)........................      2.35%        06/16/46           464,808
       100,000       Series 2013-74, Class AG (a).......................      2.78%        12/16/53            87,572
        29,625       Series 2013-194, Class AE (a)......................      2.75%        11/16/44            29,504
                                                                                                       --------------
                                                                                                            1,018,756
                                                                                                       --------------
                PASS-THROUGH SECURITIES -- 47.8%
                Federal Home Loan Mortgage Corporation
     1,110,765       Pool A47828 .......................................      3.50%        08/01/35         1,145,381
       489,771       Pool A47829 .......................................      4.00%        08/01/35           515,953
       708,803       Pool A47937 .......................................      5.50%        08/01/35           794,607
       151,158       Pool A54675 .......................................      5.50%        01/01/36           170,669
       360,485       Pool A65324 .......................................      5.50%        09/01/37           406,791
       149,078       Pool A86143 .......................................      5.00%        05/01/39           162,372
        51,195       Pool A90319 .......................................      5.00%        12/01/39            56,303
        19,480       Pool A93093 .......................................      4.50%        07/01/40            21,070
       153,906       Pool A94843 .......................................      4.00%        11/01/40           163,167
       602,656       Pool A95441 .......................................      4.00%        12/01/40           637,975
       104,548       Pool A96380 .......................................      4.00%        01/01/41           110,336
       364,990       Pool A97294 .......................................      4.00%        02/01/41           384,024
         9,984       Pool C01310 .......................................      6.50%        03/01/32            11,313
        18,101       Pool C01444 .......................................      6.00%        01/01/33            20,669
        33,045       Pool C01574 .......................................      5.00%        06/01/33            36,289
        30,838       Pool C01848 .......................................      6.00%        06/01/34            34,981
        35,600       Pool C03458 .......................................      5.00%        02/01/40            38,759
        96,533       Pool C03949 .......................................      3.50%        05/01/42            99,164
       141,859       Pool C04269 .......................................      3.00%        10/01/42           141,242
       391,802       Pool C91353 .......................................      3.50%        01/01/31           403,410


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$        9,171      Pool G01443 ........................................      6.50%        08/01/32    $       10,538
        39,911      Pool G01737 ........................................      5.00%        12/01/34            43,824
        23,730      Pool G01829 ........................................      6.00%        03/01/35            26,996
        59,507      Pool G01840 ........................................      5.00%        07/01/35            65,363
       688,073      Pool G02017 ........................................      5.00%        12/01/35           765,785
       161,614      Pool G03072 ........................................      5.00%        11/01/36           176,375
        44,689      Pool G04452 ........................................      6.00%        07/01/38            51,321
       734,038      Pool G04593 ........................................      5.50%        01/01/37           815,867
        52,498      Pool G04632 ........................................      5.00%        11/01/36            57,404
       351,563      Pool G04814 ........................................      5.50%        10/01/38           389,877
        79,945      Pool G04913 ........................................      5.00%        03/01/38            87,234
        70,362      Pool G05173 ........................................      4.50%        11/01/31            76,689
     1,459,773      Pool G05275 ........................................      5.50%        02/01/39         1,636,121
       788,111      Pool G05792 ........................................      4.50%        02/01/40           853,153
       649,787      Pool G05927 ........................................      4.50%        07/01/40           705,471
        19,905      Pool G05938 ........................................      5.00%        01/01/36            21,736
        47,503      Pool G06252 ........................................      4.00%        02/01/41            50,133
       933,412      Pool G06359 ........................................      4.00%        02/01/41           985,488
       146,412      Pool G06501 ........................................      4.00%        04/01/41           154,581
       236,893      Pool G06687 ........................................      5.00%        07/01/41           262,694
       158,548      Pool G06739 ........................................      4.50%        09/01/41           171,341
     1,507,787      Pool G07100 ........................................      5.50%        07/01/40         1,708,184
        31,574      Pool G07219 ........................................      5.00%        10/01/41            34,324
       158,821      Pool G07266 ........................................      4.00%        12/01/42           167,530
       983,640      Pool G07329 ........................................      4.00%        01/01/43         1,040,361
        27,889      Pool G07613 ........................................      6.00%        04/01/39            32,370
       994,184      Pool G07683 ........................................      4.00%        03/01/44         1,048,302
       320,716      Pool G07806 ........................................      5.00%        06/01/41           352,095
         6,926      Pool G08113 ........................................      6.50%        02/01/36             7,800
       145,141      Pool G11769 ........................................      5.00%        10/01/20           151,127
        17,717      Pool G11880 ........................................      5.00%        12/01/20            18,572
       206,492      Pool G12797 ........................................      6.50%        02/01/22           221,534
       335,985      Pool G12959 ........................................      6.50%        10/01/22           366,402
        13,599      Pool G12978 ........................................      5.50%        12/01/22            14,584
        52,200      Pool G13581 ........................................      5.50%        11/01/21            54,195
       122,333      Pool G13623 ........................................      4.50%        08/01/24           128,762
       224,964      Pool G13733 ........................................      5.00%        11/01/24           242,325
       677,377      Pool G14106 ........................................      6.00%        10/01/24           727,201
       119,154      Pool G14167 ........................................      5.50%        07/01/23           127,956
     2,059,810      Pool G14348 ........................................      4.00%        10/01/26         2,162,711
       444,758      Pool G14791 ........................................      6.00%        05/01/21           452,014
     1,481,258      Pool G14995 ........................................      5.50%        12/01/24         1,570,269
     1,520,334      Pool G15019 ........................................      4.50%        07/01/26         1,571,557
     1,277,311      Pool G15957 ........................................      5.50%        12/01/24         1,350,613
       104,946      Pool G18100 ........................................      5.00%        02/01/21           111,490
     1,006,644      Pool G18264 ........................................      5.00%        07/01/23         1,081,000
       682,923      Pool G18287 ........................................      5.50%        12/01/23           740,092
       185,965      Pool G18306 ........................................      4.50%        04/01/24           196,330
     1,547,031      Pool G60114 ........................................      5.50%        06/01/41         1,727,346
     2,106,630      Pool G60762 ........................................      5.00%        07/01/41         2,299,563


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       77,615      Pool H09034 ........................................      5.50%        05/01/37    $       83,202
        12,830      Pool J03523 ........................................      5.00%        09/01/21            13,286
       359,642      Pool J09465 ........................................      4.00%        04/01/24           377,342
       793,223      Pool N70081 ........................................      5.50%        07/01/38           879,671
       132,768      Pool O20138 ........................................      5.00%        11/01/30           145,083
     1,779,367      Pool Q00841 ........................................      4.50%        05/01/41         1,930,835
       200,305      Pool Q03139 ........................................      4.00%        09/01/41           211,886
       110,888      Pool Q05035 ........................................      4.00%        12/01/41           117,042
       196,324      Pool Q07189 ........................................      4.00%        04/01/42           207,699
        64,596      Pool Q07479 ........................................      3.50%        04/01/42            66,355
       209,003      Pool Q11791 ........................................      3.50%        10/01/42           214,571
       135,456      Pool Q11836 ........................................      3.50%        10/01/42           139,274
       111,716      Pool U80068 ........................................      3.50%        10/01/32           115,811
       205,950      Pool U80212 ........................................      3.50%        02/01/33           213,548
        75,261      Pool U90245 ........................................      3.50%        10/01/42            77,333
       141,572      Pool U90291 ........................................      4.00%        10/01/42           149,549
       933,446      Pool U90316 ........................................      4.00%        10/01/42           988,005
     2,341,051      Pool U90690 ........................................      3.50%        06/01/42         2,405,448
       350,295      Pool U90975 ........................................      4.00%        06/01/42           370,771
       323,229      Pool U91254 ........................................      4.00%        04/01/43           342,266
       474,728      Pool U91619 ........................................      4.00%        06/01/43           502,688
        81,532      Pool U92272 ........................................      4.50%        12/01/43            89,352
       301,046      Pool U99045 ........................................      3.50%        03/01/43           309,334
       326,616      Pool U99084 ........................................      4.50%        02/01/44           357,859
       172,633      Pool U99091 ........................................      4.50%        03/01/44           189,039
       697,705      Pool V80910 ........................................      4.00%        12/01/43           736,122
                Federal National Mortgage Association
        50,493      Pool 254636 ........................................      5.00%        02/01/33            55,312
        76,282      Pool 255190 ........................................      5.50%        05/01/34            85,509
       182,822      Pool 256808 ........................................      5.50%        07/01/37           194,960
       427,374      Pool 256936.........................................      6.00%        10/01/37           453,371
        44,282      Pool 545759 ........................................      6.50%        07/01/32            51,346
        23,203      Pool 555528 ........................................      6.00%        04/01/33            26,605
        35,822      Pool 555851 ........................................      6.50%        01/01/33            41,554
       153,360      Pool 633673 ........................................      6.00%        06/01/32           174,550
       533,895      Pool 654686 ........................................      6.00%        11/01/32           618,187
        56,914      Pool 725228 ........................................      6.00%        03/01/34            65,253
        73,392      Pool 725690 ........................................      6.00%        08/01/34            83,882
        37,158      Pool 725704 ........................................      6.00%        08/01/34            42,585
       702,506      Pool 734922 ........................................      4.50%        09/01/33           762,014
     1,035,668      Pool 735415 ........................................      6.50%        12/01/32         1,191,292
        27,798      Pool 735503 ........................................      6.00%        04/01/35            31,788
        10,644      Pool 745875 ........................................      6.50%        09/01/36            12,079
       103,528      Pool 747097 ........................................      6.00%        10/01/29           113,407
       777,565      Pool 758670 ........................................      6.00%        09/01/34           909,286
        84,635      Pool 780962 ........................................      4.50%        05/01/19            86,867
       832,456      Pool 788149 ........................................      5.50%        05/01/33           974,930


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$       43,739      Pool 831663 ........................................      6.00%        08/01/36    $       49,498
       888,867      Pool 850000 ........................................      5.50%        01/01/36         1,042,437
       225,761      Pool 871039 ........................................      5.50%        02/01/37           239,665
       338,038      Pool 888001 ........................................      5.50%        10/01/36           387,798
       118,436      Pool 888435 ........................................      5.50%        06/01/22           125,690
        35,062      Pool 890149 ........................................      6.50%        10/01/38            39,691
       112,432      Pool 890231 ........................................      5.00%        07/01/25           120,624
        76,394      Pool 890378 ........................................      6.00%        05/01/24            82,753
     1,933,493      Pool 890556 ........................................      4.50%        10/01/43         2,109,548
        76,609      Pool 890588 ........................................      4.50%        09/01/41            82,837
       137,826      Pool 912926 ........................................      6.00%        07/01/37           159,507
        34,597      Pool 916916 ........................................      6.00%        05/01/37            39,300
       405,422      Pool 922386 ........................................      5.50%        01/01/37           439,902
        27,419      Pool 930562 ........................................      5.00%        02/01/39            30,555
         1,639      Pool 931150 ........................................      5.00%        05/01/39             1,802
       268,819      Pool 931565 ........................................      5.00%        07/01/39           295,934
       286,235      Pool 953115 ........................................      5.50%        11/01/38           318,299
       383,981      Pool 962556 ........................................      5.00%        04/01/23           409,677
       135,645      Pool 973561 ........................................      5.00%        03/01/23           144,633
       130,968      Pool 976871 ........................................      6.50%        08/01/36           149,778
        34,836      Pool 995002 ........................................      5.00%        07/01/37            38,153
        40,769      Pool 995097 ........................................      6.50%        10/01/37            46,150
       107,610      Pool 995149 ........................................      6.50%        10/01/38           122,171
       108,465      Pool 995228 ........................................      6.50%        11/01/38           123,194
       709,952      Pool 995252 ........................................      5.00%        12/01/23           759,188
        73,363      Pool 995259 ........................................      6.50%        11/01/23            80,394
        44,248      Pool AA0916 ........................................      5.00%        08/01/37            48,330
        10,145      Pool AA1740 ........................................      5.00%        01/01/39            11,094
         2,511      Pool AA3267 ........................................      5.00%        02/01/39             2,754
       193,388      Pool AA3303 ........................................      5.50%        06/01/38           210,353
        88,513      Pool AB1576 ........................................      4.00%        10/01/20            90,978
     1,026,720      Pool AB1801 ........................................      4.00%        11/01/40         1,083,739
       124,263      Pool AB1953 ........................................      4.00%        12/01/40           131,501
        90,421      Pool AB2092 ........................................      4.00%        01/01/41            95,540
       126,624      Pool AB2133 ........................................      4.00%        01/01/26           131,928
       302,785      Pool AB2265 ........................................      4.00%        02/01/41           320,626
       227,347      Pool AB2275 ........................................      4.50%        02/01/41           245,789
        49,985      Pool AB2467 ........................................      4.50%        03/01/41            54,151
     3,347,600      Pool AB2959 ........................................      4.50%        07/01/40         3,603,133
       114,994      Pool AB3284 ........................................      5.00%        07/01/41           126,646
       188,332      Pool AB4937 ........................................      3.50%        04/01/42           193,574
       202,873      Pool AB5174 ........................................      3.50%        05/01/42           208,487
     1,289,304      Pool AB5500 ........................................      3.50%        07/01/42         1,324,717
       215,605      Pool AB5919 ........................................      3.00%        08/01/42           214,584
       146,890      Pool AB6632 ........................................      3.50%        10/01/42           150,921
       426,826      Pool AB6671 ........................................      3.00%        10/01/42           424,803
       532,700      Pool AB7765 ........................................      3.00%        02/01/43           530,183
       233,409      Pool AB7859 ........................................      3.50%        02/01/43           239,790
       294,846      Pool AB8143 ........................................      5.00%        01/01/38           324,100
        62,833      Pool AB9382 ........................................      4.00%        05/01/43            66,492


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$    1,435,911      Pool AB9551 ........................................      3.00%        06/01/43    $    1,429,106
       710,170      Pool AB9615 ........................................      4.00%        06/01/33           752,218
        86,410      Pool AB9683 ........................................      4.00%        06/01/43            91,200
       119,700      Pool AB9959 ........................................      4.00%        07/01/43           126,516
       189,772      Pool AC1232 ........................................      5.00%        07/01/24           202,506
     1,549,825      Pool AC2946 ........................................      5.00%        09/01/39         1,701,396
       186,759      Pool AC3236 ........................................      5.00%        09/01/39           207,128
       610,782      Pool AC3267 ........................................      5.50%        09/01/39           690,908
       228,048      Pool AC5446 ........................................      5.00%        11/01/39           250,113
        83,069      Pool AD0149 ........................................      5.29%        06/01/18            85,842
        32,462      Pool AD0163 ........................................      6.00%        11/01/34            37,268
       530,028      Pool AD0194 ........................................      5.94%        11/01/17           543,891
       235,949      Pool AD0217 ........................................      6.00%        08/01/37           270,921
        22,848      Pool AD0440 ........................................      6.00%        10/01/39            26,271
       892,232      Pool AD4317 ........................................      4.00%        04/01/40           938,853
       211,739      Pool AD5583 ........................................      5.00%        04/01/40           232,453
       143,775      Pool AD6938 ........................................      4.50%        06/01/40           155,858
       363,305      Pool AD7110 ........................................      5.00%        07/01/40           398,854
        59,325      Pool AD8526 ........................................      4.50%        08/01/40            64,223
        81,122      Pool AE0383 ........................................      4.50%        09/01/25            86,049
       409,896      Pool AE0504 ........................................      4.50%        11/01/40           443,290
       235,604      Pool AE1798 ........................................      5.00%        09/01/40           258,529
       201,253      Pool AE4476 ........................................      4.00%        03/01/41           212,053
       308,775      Pool AE7005 ........................................      4.00%        10/01/40           324,881
       154,035      Pool AE8075 ........................................      4.00%        12/01/40           162,605
        72,140      Pool AE9284 ........................................      4.00%        11/01/40            75,928
        37,773      Pool AH0057 ........................................      4.50%        02/01/41            40,880
       562,164      Pool AH0943 ........................................      4.00%        12/01/40           594,174
       603,505      Pool AH1089 ........................................      4.00%        11/01/40           639,309
       242,371      Pool AH1141 ........................................      4.50%        12/01/40           261,605
        31,715      Pool AH1568 ........................................      4.50%        12/01/40            34,286
       277,267      Pool AH4404 ........................................      4.00%        01/01/41           292,100
       530,673      Pool AH7192 ........................................      5.00%        02/01/41           583,052
       180,565      Pool AH7204 ........................................      4.00%        03/01/41           190,340
        46,570      Pool AH8090 ........................................      4.50%        06/01/41            50,273
       384,870      Pool AH8871 ........................................      5.00%        04/01/41           419,696
        74,976      Pool AH9677 ........................................      5.00%        04/01/41            82,382
        85,668      Pool AI1190 ........................................      4.50%        04/01/41            92,703
       207,104      Pool AI1191 ........................................      4.50%        04/01/41           223,860
       108,597      Pool AI1969 ........................................      4.50%        05/01/41           117,621
       153,652      Pool AI6503 ........................................      5.00%        11/01/39           168,169
        65,626      Pool AI6581 ........................................      4.50%        07/01/41            70,881
        52,930      Pool AI7800 ........................................      4.50%        07/01/41            57,264
       908,203      Pool AI8448 ........................................      4.50%        08/01/41           981,428
       315,661      Pool AI8779 ........................................      4.00%        11/01/41           332,798
       548,726      Pool AI9114 ........................................      4.00%        06/01/42           581,527
     3,082,179      Pool AI9124 ........................................      4.00%        08/01/42         3,266,426
     2,367,586      Pool AI9158 ........................................      6.50%        01/01/41         2,797,608
        56,137      Pool AJ5301 ........................................      4.00%        11/01/41            59,263
        28,713      Pool AJ8203 ........................................      4.50%        01/01/42            31,132


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      643,516      Pool AJ9332 ........................................      4.00%        01/01/42    $      680,162
       131,399      Pool AJ9333 ........................................      4.00%        01/01/42           138,711
     1,034,274      Pool AK3103 ........................................      4.00%        02/01/42         1,091,726
       388,335      Pool AK4520 ........................................      4.00%        03/01/42           408,331
       312,624      Pool AK5555 ........................................      4.00%        04/01/42           329,430
        30,287      Pool AL0147 ........................................      4.00%        04/01/41            32,075
       454,586      Pool AL0241 ........................................      4.00%        04/01/41           479,125
        75,212      Pool AL0399 ........................................      6.00%        08/01/24            80,957
       200,507      Pool AL0913 ........................................      6.00%        07/01/41           228,961
        82,486      Pool AL1195 ........................................      6.00%        09/01/23            90,197
        96,536      Pool AL1953 ........................................      4.50%        01/01/27           101,915
       116,610      Pool AL2142 ........................................      6.50%        09/01/38           134,826
     2,007,991      Pool AL2392 ........................................      3.50%        08/01/42         2,063,143
       917,604      Pool AL2551 ........................................      3.50%        10/01/42           942,711
       845,975      Pool AL2589 ........................................      5.50%        05/01/25           899,384
     1,121,203      Pool AL3093 ........................................      3.50%        02/01/43         1,152,660
        42,655      Pool AL3154 ........................................      3.00%        02/01/43            42,453
       107,445      Pool AL3484 ........................................      4.50%        10/01/42           116,210
        76,187      Pool AL4741 ........................................      4.50%        01/01/44            83,236
        82,664      Pool AL4962 ........................................      6.00%        05/01/24            90,052
     1,937,528      Pool AL5315 ........................................      4.00%        06/01/42         2,045,267
       209,688      Pool AL5760 ........................................      4.00%        09/01/43           221,620
     1,098,111      Pool AL5890 ........................................      4.50%        03/01/43         1,205,162
       367,273      Pool AL6057 ........................................      6.00%        08/01/24           379,388
       143,707      Pool AL6167 ........................................      3.50%        01/01/44           147,784
       314,544      Pool AL8139 ........................................      4.00%        02/01/32           332,323
        86,871      Pool AO2976 ........................................      3.50%        05/01/42            89,310
     7,627,193      Pool AO3529 ........................................      4.00%        06/01/42         8,071,678
        91,999      Pool AO4133 ........................................      3.50%        06/01/42            94,542
       265,136      Pool AP0495 ........................................      3.50%        08/01/42           272,419
     2,087,908      Pool AP2109 ........................................      4.00%        08/01/32         2,212,727
        69,119      Pool AP4710 ........................................      3.50%        08/01/42            71,075
        44,320      Pool AP4795 ........................................      3.50%        09/01/42            45,536
       196,334      Pool AP5113 ........................................      4.00%        09/01/42           207,515
       239,320      Pool AP7963 ........................................      4.00%        09/01/42           253,448
     1,673,427      Pool AQ0535 ........................................      3.00%        11/01/42         1,665,497
     1,387,089      Pool AQ1534 ........................................      3.50%        10/01/32         1,436,810
     1,923,879      Pool AQ1584 ........................................      4.00%        11/01/42         2,040,942
     1,362,142      Pool AQ1607 ........................................      3.50%        11/01/32         1,410,680
       715,319      Pool AQ3310 ........................................      4.00%        11/01/42           757,287
       113,204      Pool AQ9715 ........................................      3.00%        01/01/43           112,105
       776,472      Pool AQ9999 ........................................      3.00%        02/01/43           768,929
        75,917      Pool AR4445 ........................................      3.00%        03/01/43            75,179
       584,843      Pool AR7961 ........................................      3.50%        03/01/33           605,685
       526,817      Pool AS5236 ........................................      4.00%        05/01/45           553,071
     1,395,015      Pool AS7211 ........................................      3.00%        04/01/46         1,381,457
     3,064,918      Pool AS9194 ........................................      4.50%        12/01/44         3,349,396
     1,883,639      Pool AS9244 ........................................      4.50%        08/01/39         2,058,223
       274,693      Pool AT0332 ........................................      3.00%        04/01/43           272,198
     1,045,033      Pool AT1747 ........................................      3.00%        04/01/43         1,040,088


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$    4,604,744      Pool AT2720 ........................................      3.00%        05/01/43    $    4,582,931
       270,873      Pool AT2887 ........................................      3.50%        04/01/43           278,282
       968,538      Pool AT3892 ........................................      3.00%        06/01/43           963,950
       622,227      Pool AT4180 ........................................      3.50%        05/01/33           644,547
       316,306      Pool AT5914 ........................................      3.50%        06/01/43           325,274
       208,899      Pool AT5915 ........................................      4.00%        06/01/43           221,211
        78,391      Pool AT6306 ........................................      4.00%        06/01/43            83,017
        89,054      Pool AT9657 ........................................      4.00%        07/01/43            93,986
       381,653      Pool AU3751 ........................................      4.00%        08/01/43           402,661
        88,657      Pool AU4386 ........................................      4.00%        10/01/43            93,544
        42,298      Pool AW7401 ........................................      5.00%        09/01/40            46,434
       340,672      Pool AX5312 ........................................      4.00%        01/01/42           359,616
       697,417      Pool AX5443 ........................................      5.00%        11/01/44           762,074
       971,351      Pool BA4113 ........................................      3.00%        04/01/46           963,732
       851,835      Pool BC4490 ........................................      5.00%        05/01/39           927,991
     3,006,067      Pool MA0443 ........................................      5.00%        05/01/30         3,281,195
       386,847      Pool MA1125 ........................................      4.00%        07/01/42           409,354
       827,444      Pool MA1177 ........................................      3.50%        09/01/42           850,861
     1,139,907      Pool MA1213 ........................................      3.50%        10/01/42         1,172,167
       606,328      Pool MA1251 ........................................      3.50%        11/01/42           623,488
       199,910      Pool MA1328 ........................................      3.50%        01/01/43           205,591
     8,001,484      Pool MA1373 ........................................      3.50%        03/01/43         8,228,778
     2,572,397      Pool MA1404 ........................................      3.50%        04/01/43         2,645,407
       472,346      Pool MA1437 ........................................      3.50%        05/01/43           485,738
     2,447,610      Pool MA1463 ........................................      3.50%        06/01/43         2,517,093
       488,937      Pool MA1508 ........................................      3.50%        07/01/43           502,809
       296,199      Pool MA1510 ........................................      4.00%        07/01/43           313,546
     1,424,547      Pool MA1546 ........................................      3.50%        08/01/43         1,465,035
        79,124      Pool MA1629 ........................................      4.50%        10/01/43            86,420
        80,506      Pool MA1664 ........................................      4.50%        11/01/43            87,978
        80,151      Pool MA1711 ........................................      4.50%        12/01/43            87,600
     1,288,382      Pool MA1866 ........................................      4.50%        04/01/44         1,407,996
     1,031,623      Pool MA1900 ........................................      4.50%        04/01/44         1,127,048
                Government National Mortgage Association
       170,477      Pool 3149 ..........................................      6.00%        10/20/31           198,679
       106,780      Pool 3172 ..........................................      6.00%        12/20/31           124,680
       122,340      Pool 3227 ..........................................      6.00%        04/20/32           142,862
       336,672      Pool 3345 ..........................................      5.00%        02/20/33           375,835
       128,187      Pool 3389 ..........................................      5.00%        05/20/33           143,130
        19,753      Pool 3390 ..........................................      5.50%        05/20/33            22,193
       363,331      Pool 3428 ..........................................      5.00%        08/20/33           405,627
        29,488      Pool 3459 ..........................................      5.50%        10/20/33            33,081
        24,008      Pool 3474 ..........................................      6.00%        11/20/33            27,974
       168,367      Pool 3487 ..........................................      5.00%        12/20/33           187,784
       307,887      Pool 3529 ..........................................      5.00%        03/20/34           343,555
        56,247      Pool 3555 ..........................................      5.00%        05/20/34            62,794
       112,716      Pool 3596 ..........................................      5.50%        08/20/34           126,459
        51,445      Pool 3786 ..........................................      5.50%        11/20/35            57,481
       854,156      Pool 4251 ..........................................      5.50%        10/20/23           918,222
       126,280      Pool 553144 ........................................      5.50%        04/15/33           141,879


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$       78,028      Pool 589331 ........................................      6.00%        10/15/22    $       88,034
       266,077      Pool 615403 ........................................      4.50%        08/15/33           292,451
        25,463      Pool 627123 ........................................      5.50%        03/15/34            29,077
       459,291      Pool 658324 ........................................      5.50%        03/15/37           517,415
        54,424      Pool 687833 ........................................      6.00%        08/15/38            61,559
        68,945      Pool 706840 ........................................      4.50%        05/15/40            75,682
       299,610      Pool 711483 ........................................      4.00%        01/15/40           324,117
       207,866      Pool 711543 ........................................      4.00%        11/15/40           224,729
       177,694      Pool 723248 ........................................      5.00%        10/15/39           198,793
       135,339      Pool 728921 ........................................      4.50%        12/15/24           143,840
       523,992      Pool 733595 ........................................      4.50%        04/15/40           578,209
       259,002      Pool 733733 ........................................      5.00%        06/15/40           286,677
       244,750      Pool 736617 ........................................      4.00%        12/15/35           260,282
       503,393      Pool 737996 ........................................      4.00%        02/15/41           537,350
       406,563      Pool 743673 ........................................      4.50%        07/15/40           449,368
        66,570      Pool 748939 ........................................      4.00%        09/20/40            71,010
        30,224      Pool 781328 ........................................      7.00%        09/15/31            32,260
        84,357      Pool 781623 ........................................      5.00%        06/15/33            93,329
        30,862      Pool 781862 ........................................      5.50%        01/15/35            34,804
       165,306      Pool 782070 ........................................      7.00%        06/15/32           187,954
        74,815      Pool 782810 ........................................      4.50%        11/15/39            82,254
       273,723      Pool 783091 ........................................      5.50%        06/15/40           311,402
       468,581      Pool 783375 ........................................      5.00%        08/15/41           516,160
        30,902      Pool AA6149 ........................................      3.00%        03/20/43            31,239
     1,627,665      Pool AN4469 ........................................      5.00%        12/15/40         1,782,586
       612,508      Pool MA2077 ........................................      5.50%        07/20/44           684,567
        92,509      Pool MA3380 ........................................      5.50%        01/20/46           102,307
       843,830      Pool MA3459 ........................................      6.00%        08/20/39           945,783
       851,075      Pool MA3525 ........................................      5.50%        03/20/46           951,543
                                                                                                       --------------
                                                                                                          180,506,227
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................     314,187,726
                (Cost $315,137,971)                                                                    --------------

MORTGAGE-BACKED SECURITIES -- 6.3%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.0%
                Adjustable Rate Mortgage Trust
        73,282       Series 2004-1, Class 2A1 (a).......................      3.00%        01/25/35            74,170
                Alternative Loan Trust
        16,892       Series 2004-3T1, Class A3 .........................      5.00%        05/25/34            17,038
       144,461       Series 2004-J5, Class 2A3 (a)......................      1.76%        08/25/34           144,577
           438       Series 2004-J8, Class 4A1 .........................      6.00%        02/25/17               437
                American Home Mortgage Investment Trust
        12,884       Series 2004-3, Class 6A1 (c).......................      4.82%        10/25/34            13,059
                ASG Resecuritization Trust
        10,134       Series 2009-3, Class A65 (a) (d)...................      2.49%        03/26/37            10,131
                Banc of America Alternative Loan Trust
         1,547       Series 2004-4, Class 4A5 ..........................      5.75%        05/25/34             1,532
        67,399       Series 2004-7, Class 4A1 ..........................      5.00%        08/25/19            68,290


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Banc of America Funding Corp.
$       88,572       Series 2008-R2, Class 1A2 (d)......................      6.00%        09/25/37    $       91,998
                Banc of America Funding Trust
        10,770       Series 2003-3, Class 2A1 ..........................      4.75%        10/25/18            10,824
         2,797       Series 2005-2, Class 2A4 ..........................      5.75%        04/25/35             2,888
                Banc of America Mortgage Trust
        23,790       Series 2004-3, Class 3A1 ..........................      5.00%        04/25/19            24,018
        11,895       Series 2004-3, Class 3A2 ..........................      4.75%        04/25/19            11,982
       130,794       Series 2004-4, Class 3A4 ..........................      4.75%        05/25/19           132,368
        14,828       Series 2004-5, Class 3A2 ..........................      4.75%        06/25/19            14,936
        19,929       Series 2004-5, Class 4A1 ..........................      4.75%        06/25/19            19,952
         2,807       Series 2004-7, Class 5A16 .........................      5.50%        08/25/34             2,873
        84,919       Series 2005-11, Class 2A1 .........................      5.25%        12/25/20            85,214
                BCAP LLC Trust
         4,857       Series 2009-RR4, Class 9A1 (a) (d).................      3.01%        10/26/35             4,868
     1,140,000       Series 2009-RR5, Class 6A2 (a) (d).................      3.20%        02/26/37         1,128,967
        62,821       Series 2009-RR5, Class 8A1 (d).....................      5.50%        11/26/34            64,366
        29,749       Series 2009-RR6, Class 2A1 (a) (d).................      3.12%        08/26/35            29,638
        14,045       Series 2009-RR14, Class 1A1 (a) (d)................      6.00%        05/26/37            14,376
       193,566       Series 2011-R11, Class 20A5 (a) (d)................      3.09%        03/26/35           194,293
        45,139       Series 2014-RR1, Class 3A1 (a) (d).................      0.92%        03/26/37            45,086
                CHL Mortgage Pass-Through Trust
         1,140       Series 2003-J9, Class 1A4 .........................      5.50%        10/25/33             1,151
         9,954       Series 2004-8, Class 2A1 ..........................      4.50%        06/25/19            10,139
         3,176       Series 2004-J5, Class A3 ..........................      5.50%        07/25/34             3,201
       499,531       Series 2005-5, Class A2 ...........................      5.50%        03/25/35           502,635
                Citicorp Mortgage Securities REMIC Pass-Through
                   Certificates Trust
         3,670       Series 2005-5, Class 1A6 ..........................      5.50%        08/25/35             3,676
         2,640       Series 2005-5, Class 1A7 ..........................      5.50%        08/25/35             2,639
                Citicorp Mortgage Securities Trust
         5,059       Series 2006-3, Class 1A2 ..........................      6.25%        06/25/36             5,083
                Citigroup Global Markets Mortgage Securities VII, Inc.
         1,989       Series 2003-UP2, Class PO1, PO ....................       (b)         12/25/18             1,752
                Citigroup Mortgage Loan Trust
       202,860       Series 2009-5, Class 7A1 (a) (d)...................      1.11%        07/25/36           201,746
       502,365       Series 2009-6, Class 6A1 (a) (d)...................      1.01%        07/25/36           497,297
         5,901       Series 2009-6, Class 11A1 (a) (d)..................      1.11%        05/25/37             5,892
       175,501       Series 2010-3, Class 5A1 (d).......................      5.00%        10/25/35           177,197
           596       Series 2010-8, Class 6A6 (d).......................      4.50%        12/25/36               596
                Credit Suisse First Boston Mortgage Securities Corp.
           958       Series 2003-11, Class 1A39 ........................      5.25%        06/25/33               983
         9,486       Series 2003-25, Class 2A1 .........................      4.50%        10/25/18             9,463
        38,850       Series 2003-AR18, Class 2A3 (a)....................      2.83%        07/25/33            38,485
        48,785       Series 2003-AR20, Class 2A1 (a)....................      3.09%        08/25/33            48,722
        14,350       Series 2004-3, Class 2A1 ..........................      5.00%        04/25/19            14,456
        33,071       Series 2004-5, Class 2A1 ..........................      5.00%        08/25/19            33,519
        15,769       Series 2004-AR8, Class 2A1 (a).....................      3.08%        09/25/34            15,627
         4,989       Series 2005-7, Class 1A5 ..........................      5.15%        08/25/35             5,074
                Credit Suisse Mortgage Capital Certificates
       109,234       Series 2009-3R, Class 18A3 (d).....................      6.00%        11/27/36           109,513


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Credit Suisse Mortgage Capital Certificates (Continued)
$       67,188       Series 2009-3R, Class 28A1 (a) (d).................      3.25%        08/27/37    $       67,363
       153,902       Series 2009-3R, Class 29A1 (a) (d).................      1.07%        01/27/37           153,681
       660,850       Series 2009-12R, Class 6A1 (d).....................      6.00%        05/27/37           670,911
       857,467       Series 2009-12R, Class 15A1 (d)....................      6.00%        05/27/36           864,128
       504,716       Series 2009-12R, Class 24A1 (a) (d)................      3.29%        10/27/36           502,448
                CSFB Mortgage-Backed Trust
         5,078       Series 2004-7, Class 6A1 ..........................      5.25%        10/25/19             5,148
                CSMC
       117,684       Series 2009-8R, Class 5A1 (a) (d)..................      5.82%        05/26/37           118,009
       207,693       Series 2009-13R, Class 3A1 (a) (d).................      2.85%        11/26/36           204,973
        63,407       Series 2009-15R, Class 2A1 (a) (d).................      3.09%        10/26/36            64,174
        58,347       Series 2011-16R, Class 7A3 (a) (d).................      3.05%        12/27/36            58,634
        16,330       Series 2012-3R, Class 1A1 (a) (d)..................      2.77%        07/27/37            16,409
                Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
        12,590       Series 2005-3, Class 1A1 (a).......................      4.88%        06/25/20            12,585
                Deutsche Mortgage Securities, Inc. REMIC Trust
       524,212       Series 2010-RS1, Class A1 (d)......................      6.00%        10/25/35           532,752
                FDIC Guaranteed Notes Trust
        71,171       Series 2010-S2, Class 3A (a) (d)...................      1.47%        12/29/45            71,316
                GMACM Mortgage Loan Trust
         8,916       Series 2003-J10, Class A1 .........................      4.75%        01/25/19             8,911
        53,739       Series 2004-J6, Class 1A1 .........................      5.00%        01/25/20            54,845
                GSMSC Pass-Through Trust
        50,084       Series 2009-3R, Class 2A1 (a) (d)..................      3.60%        07/25/35            50,344
                GSR Mortgage Loan Trust
        74,264       Series 2004-8F, Class 2A3 .........................      6.00%        09/25/34            76,138
                Impac CMB Trust
       190,442       Series 2003-4, Class 1A1 (a).......................      1.40%        10/25/33           185,500
                Jefferies Resecuritization Trust
        87,480       Series 2009-R2, Class 2A (a) (d)...................      3.10%        12/26/37            87,401
        90,739       Series 2009-R9, Class 1A1 (a) (d)..................      2.82%        08/26/46            91,393
                JP Morgan Resecuritization Trust
        35,251       Series 2009-5, Class 2A1 (a) (d)...................      2.47%        01/26/37            35,351
         9,459       Series 2009-7, Class 1A1 (a) (d)...................      3.12%        08/27/37             9,492
     1,471,173       Series 2009-7, Class 2A1 (a) (d)...................      6.00%        02/27/37         1,494,539
       103,131       Series 2009-7, Class 5A1 (a) (d)...................      6.00%        02/27/37           103,419
       406,308       Series 2009-7, Class 11A1 (a) (d)..................      3.37%        09/27/36           407,282
        80,923       Series 2009-7, Class 13A1 (a) (d)..................      2.52%        06/27/37            80,761
       137,864       Series 2009-7, Class 14A1 (a) (d)..................      2.62%        07/27/37           138,377
     1,070,725       Series 2009-7, Class 17A1 (a) (d)..................      5.46%        07/27/37         1,072,470
       134,446       Series 2010-2, Class 3A3 (d).......................      6.00%        07/26/36           134,644
       316,813       Series 2010-4, Class 4A2 (a) (d)...................      2.44%        09/26/35           318,431
                JPMorgan Mortgage Trust
        34,894       Series 2004-S1, Class 1A2 .........................      4.50%        09/25/34            35,466
                MASTR Alternative Loan Trust
         3,035       Series 2004-8, Class 7A1 ..........................      5.00%        09/25/19             3,074
        11,005       Series 2004-13, Class 8A1 .........................      5.50%        01/25/25            11,018
                MASTR Asset Securitization Trust
         5,545       Series 2003-2, Class 1A1 ..........................      5.00%        03/25/18             5,551
         4,654       Series 2003-4, Class 6A9 ..........................      5.50%        05/25/33             4,818


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                MASTR Asset Securitization Trust (Continued)
$       14,368       Series 2003-5, Class 2A1 ..........................      5.00%        06/25/18    $       14,900
         2,159       Series 2003-8, Class 1A1 ..........................      5.50%        09/25/33             2,194
        31,129       Series 2003-9, Class 5A1 ..........................      4.75%        10/25/18            31,652
        20,315       Series 2004-1, Class 30PO, PO .....................       (b)         02/25/34            16,063
        81,713       Series 2004-3, Class 1A3 ..........................      5.25%        03/25/24            82,381
         1,354       Series 2004-11, Class 5A3 .........................      5.75%        12/25/34             1,366
                MASTR Seasoned Securitization Trust
         5,603       Series 2005-2, Class 3A1 ..........................      6.00%        11/25/17             5,630
                Merrill Lynch Mortgage Investors Trust MLCC
        14,522       Series 2003-H, Class A3A (a).......................      2.70%        01/25/29            14,441
                Morgan Stanley Mortgage Loan Trust
           610       Series 2004-1, Class 1A5 ..........................      5.00%        11/25/18               612
                National Mortgage Securities, Inc.
        19,864       Series 1998-2, Class B4 (a) (e)....................      6.75%        06/25/28            20,142
                Nomura Asset Acceptance Corp. Alternative Loan Trust
        25,508       Series 2005-WF1, Class 2A5 (c).....................      5.16%        03/25/35            25,800
                Prime Mortgage Trust
           922       Series 2003-3, Class A6 ...........................      5.50%        01/25/34               938
        32,504       Series 2004-1, Class 2A1 ..........................      4.50%        08/25/34            32,813
       269,501       Series 2004-2, Class A2 ...........................      4.75%        11/25/19           270,664
       743,758       Series 2004-2, Class A6 ...........................      5.00%        11/25/19           749,605
                RBSSP Resecuritization Trust
       380,863       Series 2009-6, Class 7A4 (a) (d)...................      1.11%        07/26/36           372,056
     1,130,558       Series 2009-6, Class 9A4 (a) (d)...................      1.21%        11/26/36         1,049,913
       340,694       Series 2009-6, Class 11A4 (a) (d)..................      1.18%        08/26/36           331,200
       155,263       Series 2009-6, Class 13A4 (a) (d)..................      3.00%        08/26/35           155,684
        22,518       Series 2009-7, Class 18A4 (d)......................      6.00%        02/26/37            22,527
       152,264       Series 2009-12, Class 15A1 (a) (d).................      3.15%        10/26/35           154,428
        48,744       Series 2009-12, Class 17A1 (a) (d).................      3.00%        10/25/35            49,279
        32,178       Series 2010-3, Class 9A1 (d).......................      5.50%        02/26/35            32,399
                Residential Accredit Loans, Inc.
        59,096       Series 2003-QS20, Class CB ........................      5.00%        11/25/18            59,569
        74,757       Series 2004-QA2, Class A2 (a)......................      1.21%        06/25/34            73,207
                Residential Asset Securitization Trust
         1,024       Series 2004-A3, Class A4 ..........................      5.25%        06/25/34             1,038
                RFMSI Trust
        61,549       Series 2003-S15, Class A1 .........................      4.50%        08/25/18            62,046
         4,873       Series 2003-S20, Class 1A5 ........................      5.50%        12/25/33             4,956
       139,480       Series 2005-S3, Class A1 ..........................      4.75%        03/25/20           140,972
                Sequoia Mortgage Trust 4
     1,887,963       Series 2000-4, Class A (a).........................      1.47%        11/22/24         1,875,428
                Structured Asset Securities Corp.
         3,228       Series 2004-4XS, Class A3A (c).....................      5.50%        02/25/34             3,319
                Structured Asset Securities Corp. Mortgage Loan Trust
        53,210       Series 2002-9, Class A2 (a)........................      1.37%        10/25/27            52,241
                Structured Asset Securities Corp. Mortgage Pass-Through
                   Certificates
        47,456       Series 2003-32, Class 2A1 .........................      4.50%        11/25/18            47,803
       231,780       Series 2004-S3, Class M1 (a).......................      1.75%        11/25/34           226,192
                WaMu Mortgage Pass-Through Certificates Trust
        52,644       Series 2003-S5, Class 2A ..........................      5.00%        06/25/18            53,001


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                WaMu Mortgage Pass-Through Certificates Trust (Continued)
$       24,843       Series 2003-S6, Class 2A1 .........................      5.00%        07/25/18    $       25,010
        21,148       Series 2003-S7, Class A1 ..........................      4.50%        08/25/18            21,278
       513,953       Series 2003-S12, Class 3A .........................      5.00%        11/25/18           522,264
        24,282       Series 2004-CB2, Class 5A .........................      5.00%        07/25/19            24,546
         9,247       Series 2004-CB3, Class 3A .........................      5.50%        10/25/19             9,397
         3,203       Series 2004-RS1, Class A11 ........................      5.50%        11/25/33             3,357
                Washington Mutual Mortgage Loan Trust
         5,462       Series 2001-7, Class A (a).........................      1.77%        05/25/41             5,427
                Washington Mutual MSC Mortgage Pass-Through Certificates
                   Trust
         4,149       Series 2003-MS1, Class CB4 (a) (d).................      5.20%        02/25/18             4,060
        22,176       Series 2003-MS3, Class 2A1 ........................      5.25%        03/25/18            22,338
                Wells Fargo Alternative Loan Trust
         2,640       Series 2007-PA5, Class 2A1 ........................      6.00%        11/25/22             2,649
                Wells Fargo Mortgage Backed Securities Trust
       434,123       Series 2005-2, Class 2A1 ..........................      4.75%        04/25/20           442,487
       162,750       Series 2007-14, Class 2A2 .........................      5.50%        10/25/22           167,080
                Wells Fargo Mortgage Loan Trust
        16,916       Series 2010-RR4, Class 1A1 (a) (d).................      3.22%        12/27/46            17,019
                                                                                                       --------------
                                                                                                           18,951,854
                                                                                                       --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.3%
                Banc of America Re-REMIC Trust
        59,231       Series 2009-UB2, Class A4AB (a) (d)................      6.01%        12/24/49            59,699
                Bear Stearns Commercial Mortgage Securities Trust
       654,484       Series 2007-PW17, Class A1A (a)....................      5.65%        06/11/50           664,393
     1,635,369       Series 2007-PW17, Class A4 (a).....................      5.69%        06/11/50         1,656,069
       257,554       Series 2007-PW18, Class A4 ........................      5.70%        06/11/50           262,273
                JP Morgan Chase Commercial Mortgage Securities Trust
        57,455       Series 2007-LD12, Class A1A (a)....................      5.85%        02/15/51            58,186
                LB-UBS Commercial Mortgage Trust
       684,987       Series 2007-C7, Class A3 (a).......................      5.87%        09/15/45           698,830
                ML-CFC Commercial Mortgage Trust
       579,546       Series 2007-9, Class A4 ...........................      5.70%        09/12/49           588,517
                Morgan Stanley Re-REMIC Trust
       373,000       Series 2010-GG10, Class A4B (a) (d)................      5.87%        08/15/45           373,783
                RBSCF Trust
       374,132       Series 2010-RR3, Class MSCA (a) (d)................      5.90%        06/16/49           374,220
        50,492       Series 2010-RR4, Class CMLA (a) (d)................      6.10%        12/16/49            50,751
                                                                                                       --------------
                                                                                                            4,786,721
                                                                                                       --------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................      23,738,575
                (Cost $23,644,536)                                                                     --------------

ASSET-BACKED SECURITIES -- 1.4%
                AFC Trust Series
        14,772       Series 1999-4, Class 3A (a) (d)....................      1.72%        12/26/29            14,779
                Asset Backed Securities Corp. Home Equity Loan Trust
        74,934       Series 2003-HE7, Class M4 (a)......................      4.67%        12/15/33            74,517
                Bear Stearns Asset-Backed Securities Trust
        32,747       Series 2002-1, Class 1A5 (c).......................      6.89%        12/25/34            33,061
       110,093       Series 2006-2, Class M1 (a)........................      1.19%        07/25/36           109,374


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                BNC Mortgage Loan Trust
$       28,580       Series 2007-2, Class A2 (a)........................      0.87%        05/25/37    $       28,244
                Centex Home Equity Loan Trust
        30,451       Series 2004-C, Class AF6 (c).......................      5.52%        06/25/34            30,577
                CIT Home Equity Loan Trust
       282,478       Series 2003-1, Class A6 (c)........................      4.56%        10/20/32           289,349
                Citigroup Global Markets Mortgage Securities VII, Inc.
         6,681       Series 1998-AQ1, Class A6 .........................      6.63%        06/25/28             6,782
                Conseco Financial Corp.
         3,366       Series 1993-3, Class A7 ...........................      6.40%        10/15/18             3,374
                Credit-Based Asset Servicing & Securitization LLC
       190,633       Series 2005-CB8, Class AF2 (c).....................      4.01%        12/25/35           189,225
                CWABS Asset-Backed Certificates Trust
        18,714       Series 2005-AB1, Class A3 (a)......................      1.37%        08/25/35            18,745
                CWABS Revolving Home Equity Loan Trust
        36,773       Series 2004-E, Class 2A (a)........................      0.96%        06/15/29            35,097
        78,924       Series 2004-K, Class 2A (a)........................      1.00%        02/15/34            73,543
                CWHEQ Home Equity Loan Trust
       165,630       Series 2007-S2, Class A3 (a).......................      5.81%        05/25/37           165,865
       137,461       Series 2007-S2, Class A6 (a).......................      5.78%        05/25/37           137,212
                Equity One Mortgage Pass-Through Trust
       940,588       Series 2004-1, Class AF4 (a).......................      4.15%        04/25/34           944,674
                First Alliance Mortgage Loan Trust
        87,771       Series 1999-1, Class A1 (c)........................      7.18%        06/20/30            88,282
                GMACM Home Equity Loan Trust
       149,544       Series 2000-HE2, Class A1 (a)......................      1.21%        06/25/30           147,510
       621,903       Series 2004-HE1, Class A3 (a)......................      1.27%        06/25/34           599,171
                GreenPoint Home Equity Loan Trust
       103,271       Series 2004-3, Class A (a).........................      1.16%        03/15/35            99,819
                GSAA Home Equity Trust
       128,262       Series 2004-8, Class A3A (a).......................      1.51%        09/25/34           126,972
                Long Beach Mortgage Loan Trust
        32,649       Series 2006-WL1, Class 1A3 (a).....................      1.09%        01/25/46            32,219
                MASTR Specialized Loan Trust
       715,967       Series 2004-2, Class M3 (a) (d)....................      5.50%        11/25/34           725,937
                Morgan Stanley Dean Witter Capital I, Inc. Trust
       295,742       Series 2003-NC2, Class M2 (a)......................      3.77%        02/25/33           295,301
                Nationstar Home Equity Loan Trust
        47,737       Series 2007-A, Class AV3 (a).......................      0.92%        03/25/37            47,781
                New Century Home Equity Loan Trust
         3,246       Series 2001-NC1, Class M2 (a)......................      2.39%        06/20/31             3,249
         1,053       Series 2003-5, Class AI7 (a).......................      5.15%        11/25/33             1,082
                Park Place Securities, Inc. Asset-Backed Pass-Through
                   Certificates
        52,290       Series 2005-WCH1, Class M2 (a).....................      1.55%        01/25/36            52,254
                RASC Trust
        29,459       Series 2003-KS2, Class AI6 (a).....................      3.99%        04/25/33            29,497
        10,980       Series 2004-KS1, Class AI6 (a).....................      4.27%        02/25/34            10,970
                Renaissance Home Equity Loan Trust
       102,745       Series 2004-4, Class AF4 (c).......................      4.88%        02/25/35           103,105
        43,064       Series 2005-2, Class AF3 (c).......................      4.50%        08/25/35            43,091
        22,214       Series 2005-4, Class A3 (c)........................      5.57%        02/25/36            22,296


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Residential Asset Mortgage Products, Inc. Trust
$      385,766       Series 2002-RS5, Class AI6 ........................      4.75%        09/25/32    $      387,338
         9,352       Series 2003-RZ3, Class A6 (c)......................      3.90%        03/25/33             9,519
         2,868       Series 2003-RZ4, Class A7 (c)......................      5.29%        06/25/33             2,925
         7,886       Series 2003-RZ5, Class A7 (c)......................      5.47%        09/25/33             8,122
                Saxon Asset Securities Trust
        83,904       Series 2004-2, Class MV3 (a).......................      2.66%        08/25/35            83,355
                Terwin Mortgage Trust
        34,506       Series 2006-5, Class 2A2 (a) (d)...................      0.98%        06/25/37            34,116
                UCFC Home Equity Loan Trust
       322,931       Series 1998-D, Class MF1 ..........................      6.91%        04/15/30           327,421
                                                                                                       --------------
                TOTAL ASSET-BACKED SECURITIES........................................................       5,435,750
                (Cost $5,392,120)                                                                      --------------


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 0.2%

                CAPITAL MARKETS -- 0.2%
         7,000  iShares 20+ Year Treasury Bond ETF ..................................................         840,700
                                                                                                       --------------
                TOTAL EXCHANGE-TRADED FUNDS..........................................................         840,700
                (Cost $834,670)                                                                        --------------

MONEY MARKET FUNDS -- 10.2%
    38,361,081  Morgan Stanley Institutional Liquidity Fund - Treasury
                     Portfolio - Institutional Class - 0.41% (f) ....................................      38,361,081
                (Cost $38,361,081)                                                                     --------------

  NUMBER OF
  CONTRACTS                                          DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
PUT OPTIONS PURCHASED -- 0.0%

            10  U.S. 10-Year Treasury Note Futures Put
                @ $123.50 due February 2017..........................................................           2,969
                                                                                                       --------------
                TOTAL PUT OPTIONS PURCHASED..........................................................           2,969
                (Cost $9,566)                                                                          --------------

                TOTAL INVESTMENTS -- 101.4%..........................................................     382,566,801
                (Cost $383,379,944) (g)                                                                --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT -- (5.6%)

                Federal National Mortgage Association
$   (4,000,000)      Pool TBA (h).......................................      4.00%        02/13/40        (4,196,563)
   (14,000,000)      Pool TBA (h).......................................      3.00%        02/15/47       (13,858,907)
    (3,000,000)      Pool TBA (h).......................................      4.50%        02/15/47        (3,225,820)
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                   SOLD SHORT...........................................                                  (21,281,290)
                (Proceeds $21,389,766)                                                                 --------------

                NET OTHER ASSETS AND LIABILITIES -- 4.2%.............................................      16,073,559
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................. $  377,359,070
                                                                                                       ==============


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at January 31, 2017.

(b)   Zero coupon security.

(c) Step-up security. A security where the coupon increases or steps up at a predetermined date. The interest rate shown reflects the rate in effect at January 31, 2017.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2017, securities noted as such amounted to $13,746,516 or 3.6% of net assets.

(e) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(f)   Interest rate shown reflects yield as of January 31, 2017.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,014,246 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,827,389.

(h) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls in the Notes to Portfolio of Investments).

IO     - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO     - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA    - To-Be-Announced Security


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE

                                                                                        LEVEL 2          LEVEL 3
                                                          TOTAL          LEVEL 1      SIGNIFICANT      SIGNIFICANT
                                                        VALUE AT         QUOTED       OBSERVABLE      UNOBSERVABLE
                                                        1/31/2017        PRICES         INPUTS           INPUTS
                                                      -------------   -------------   -------------   -------------
U.S. Government Agency Mortgage-Backed Securities...  $ 314,187,726   $          --   $ 314,187,726   $          --
Money Market Funds..................................     38,361,081      38,361,081              --              --
Mortgage-Backed Securities..........................     23,738,575              --      23,738,575              --
Asset-Backed Securities.............................      5,435,750              --       5,435,750              --
Exchange-Traded Funds*..............................        840,700         840,700              --              --
Put Options Purchased...............................          2,969           2,969              --              --
                                                      -------------   -------------   -------------   -------------
Total Investments...................................    382,566,801      39,204,750     343,362,051              --
Futures Contracts...................................         36,370          36,370              --              --
                                                      -------------   -------------   -------------   -------------
Total...............................................   $382,603,171   $  39,241,120   $ 343,362,051   $          --
                                                      =============   =============   =============   =============

                                                     LIABILITIES TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        1/31/2017        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
Futures Contracts...................................  $     (95,662)  $     (95,662)  $         --    $          --
U.S. Government Agency Mortgage-Backed
   Securities Sold Short............................    (21,281,290)             --     (21,281,290)             --
                                                      -------------   -------------   -------------   -------------
Total...............................................  $ (21,376,952)  $     (95,662)  $ (21,281,290)  $          --
                                                      =============   =============   =============   =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

OPEN FUTURES CONTRACTS AT JANUARY 31, 2017 (see Note 2D - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                    UNREALIZED
                                                    NUMBER OF        EXPIRATION       NOTIONAL     APPRECIATION/
            SHORT FUTURES CONTRACTS                 CONTRACTS           MONTH           VALUE      (DEPRECIATION)
-----------------------------------------------  ----------------  ---------------  -------------  -------------
U.S. 2-Year Treasury Notes                             216            Mar-2017      $ (46,791,007) $     (37,118)
U.S. 5-Year Treasury Notes                             429            Mar-2017        (50,517,416)       (47,608)
U.S. 10-Year Treasury Notes                             82            Mar-2017        (10,195,502)       (10,936)
U.S. Treasury Long Bond Futures                         23            Mar-2017         (3,505,776)        36,370
                                                                                    -------------  -------------
                                                                                    $(111,009,701)  $    (59,292)
                                                                                    =============  =============


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), which trades under the ticker "LMBS" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid) by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2017 (UNAUDITED)

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

           11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2017 (UNAUDITED)

measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2017 (UNAUDITED)

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2017 (UNAUDITED)

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Porfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.

I. MORTGAGE DOLLAR ROLLS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. The Fund may also invest in to-be-announced transactions ("TBA Transactions"). A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

                           3. DERIVATIVE TRANSACTIONS

Written options activity for the Fund for the fiscal year-to-date period (November 1, 2016 through January 31, 2017) was as follows:

                                                    NUMBER OF
WRITTEN OPTIONS                                     CONTRACTS        PREMIUMS
------------------------------------------------- --------------   -------------
Options outstanding at October 31, 2016                    --         $     --
Options written                                            10           16,139
Options expired                                            --               --
Options exercised                                          --               --
Options closed                                            (10)         (16,139)
                                                      -------         --------
Options outstanding at January 31, 2017                    --         $     --
                                                      =======         ========

During the fiscal year-to-date period (November 1, 2016 through January 31,
2017), the number of purchased options contracts opened, expired and closed were 73, 87 and 22, respectively.

For the fiscal year-to-date period (November 1, 2016 through January 31, 2017), the notional value of futures contracts opened and closed were $237,121,017 and $177,952,585, respectively.

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                               STATED         STATED
    VALUE                            DESCRIPTION                          COUPON        MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE CORPORATE BONDS - 74.6%

                AIR FREIGHT & LOGISTICS - 0.5%
$      105,000  Echo Global Logistics, Inc. .........................      2.50%        05/01/20    $      102,637
                                                                                                    --------------

                AUTOMOBILES - 1.5%
       343,000  Tesla, Inc. .........................................      0.25%        03/01/19           332,496
                                                                                                    --------------

                BIOTECHNOLOGY - 3.7%
       114,000  BioMarin Pharmaceutical, Inc. .......................      1.50%        10/15/20           137,940
       155,000  Clovis Onocology, Inc. ..............................      2.50%        09/15/21           202,856
       109,000  Incyte Corp. ........................................      0.38%        11/15/18           258,807
        95,000  Ionis Pharmaceuticals, Inc. .........................      1.00%        11/15/21            95,713
       125,000  Ironwood Pharmaceuticals, Inc. ......................      2.25%        06/15/22           139,531
                                                                                                    --------------
                                                                                                           834,847
                                                                                                    --------------

                CHEMICALS - 0.7%
       140,000  RPM International, Inc. .............................      2.25%        12/15/20           164,150
                                                                                                    --------------

                COMMUNICATIONS EQUIPMENT - 3.9%
        75,000  Ciena Corp. (a)......................................      3.75%        10/15/18           101,297
       135,000  Finisar Corp. .......................................      0.50%        12/15/33           157,781
       200,000  InterDigital, Inc. ..................................      1.50%        03/01/20           276,375
        75,000  Palo Alto Networks, Inc. ............................       (b)         07/01/19           107,391
       212,000  Viavi Solutions, Inc. ...............................      0.63%        08/15/33           225,117
                                                                                                    --------------
                                                                                                           867,961
                                                                                                    --------------

                CONSTRUCTION & ENGINEERING - 0.4%
        79,000  Dycom Industries, Inc. ..............................      0.75%        09/15/21            86,308
                                                                                                    --------------

                CONSTRUCTION MATERIALS - 0.5%
        97,000  Cemex SAB de CV .....................................      3.75%        03/15/18           116,036
                                                                                                    --------------
                ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 0.4%
        61,000  Vishay Intertechnology, Inc. ........................      2.25%        11/15/40            79,796
                                                                                                    --------------

                ENERGY EQUIPMENT & SERVICES - 2.0%
       109,000  Ensco Jersey Finance Ltd. (a)........................      3.00%        01/31/24           119,355
       147,000  Nabors Industries, Inc. (a)..........................      0.75%        01/15/24           149,021
       165,000  Weatherford International Ltd. ......................      5.88%        07/01/21           185,110
                                                                                                    --------------
                                                                                                           453,486
                                                                                                    --------------

                EQUITY REAL ESTATE INVESTMENT TRUSTS - 5.1%
       110,000  American Residential Properties OP LP (a) ...........      3.25%        11/15/18           141,900
       215,000  Colony NorthStar, Inc. ..............................      3.88%        01/15/21           215,672
       130,000  Colony Starwood Homes ...............................      3.00%        07/01/19           147,062
       110,000  Empire State Realty OP LP (a)........................      2.63%        08/15/19           125,263
       225,000  Extra Space Storage LP (a)...........................      3.13%        10/01/35           232,031
        88,000  National Health Investors, Inc. .....................      3.25%        04/01/21            98,670
       179,000  Spirit Realty Capital, Inc. .........................      2.88%        05/15/19           183,700
                                                                                                    --------------
                                                                                                         1,144,298
                                                                                                    --------------

                HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
       415,000  Hologic, Inc. .......................................       (b)         12/15/43           509,412


                        See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                               STATED         STATED
    VALUE                            DESCRIPTION                          COUPON        MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
$      135,000  Insulet Corp. .......................................      2.00%        06/15/19    $      150,863
       165,000  NuVasive, Inc. (a)...................................      2.25%        03/15/21           218,006
       210,000  Wright Medical Group, Inc. ..........................      2.00%        02/15/20           229,031
                                                                                                    --------------
                                                                                                         1,107,312
                                                                                                    --------------

                HEALTH CARE PROVIDERS & SERVICES - 1.5%
        56,000  Anthem, Inc. ........................................      2.75%        10/15/42           119,210
       185,000  Molina Healthcare, Inc. .............................      1.63%        08/15/44           215,525
                                                                                                    --------------
                                                                                                           334,735
                                                                                                    --------------

                HEALTH CARE TECHNOLOGY - 0.4%
        85,000  Medidata Solutions, Inc. ............................      1.00%        08/01/18            91,853
                                                                                                    --------------

                INSURANCE - 0.5%
        78,000  Old Republic International Corp. ....................      3.75%        03/15/18           106,031
                                                                                                    --------------

                INTERNET & DIRECT MARKETING RETAIL - 4.3%
       135,000  Ctrip.com International Ltd. ........................      1.00%        07/01/20           142,847
       107,000  Priceline Group, Inc./The ...........................      1.00%        03/15/18           180,295
       385,000  Priceline Group, Inc./The ...........................      0.35%        06/15/20           514,697
       123,000  Shutterfly, Inc. ....................................      0.25%        05/15/18           125,921
                                                                                                    --------------
                                                                                                           963,760
                                                                                                    --------------

                INTERNET SOFTWARE & SERVICES - 5.2%
       135,000  Akamai Technologies, Inc. ...........................       (b)         02/15/19           141,751
       133,000  Cornerstone OnDemand, Inc. ..........................      1.50%        07/01/18           138,237
        85,000  j2 Global, Inc. .....................................      3.25%        06/15/29           115,547
        60,000  MercadoLibre, Inc. ..................................      2.25%        07/01/19            94,200
       119,000  VeriSign, Inc. (c)...................................      4.49%        08/15/37           279,055
       190,000  WebMD Health Corp. ..................................      2.50%        01/31/18           195,937
        62,000  Yahoo!, Inc. ........................................       (b)         12/01/18            63,472
       137,000  Zillow Group, Inc. (a)...............................      2.00%        12/01/21           138,456
                                                                                                    --------------
                                                                                                         1,166,655
                                                                                                    --------------

                IT SERVICES - 0.9%
        95,000  Cardtronics, Inc. ...................................      1.00%        12/01/20           112,575
        72,000  Euronet Worldwide, Inc. .............................      1.50%        10/01/44            82,350
                                                                                                    --------------
                                                                                                           194,925
                                                                                                    --------------

                LIFE SCIENCES TOOLS & SERVICES - 1.1%
       240,000  Illumina, Inc. ......................................       (b)         06/15/19           239,100
                                                                                                    --------------

                MACHINERY - 1.2%
       205,000  Trinity Industries, Inc. ............................      3.88%        06/01/36           257,916
                                                                                                    --------------

                MEDIA - 4.5%
       365,000  DISH Network Corp. (a)...............................      3.38%        08/15/26           428,190
       137,000  Liberty Interactive LLC (a)..........................      1.75%        09/30/46           154,382
       215,000  Liberty Media Corp. .................................      1.38%        10/15/23           233,544
       165,000  Live Nation Entertainment, Inc. .....................      2.50%        05/15/19           179,541
                                                                                                    --------------
                                                                                                           995,657
                                                                                                    --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                               STATED         STATED
    VALUE                            DESCRIPTION                          COUPON        MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                METALS & MINING - 1.1%
$      125,000  Newmont Mining Corp., Series B ......................      1.63%        07/15/17    $      128,828
       110,000  RTI International Metals, Inc. ......................      1.63%        10/15/19           120,588
                                                                                                    --------------
                                                                                                           249,416
                                                                                                    --------------

                MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 2.2%
       175,000  Blacksone Mortgage Trust, Inc. ......................      5.25%        12/01/18           195,672
       270,000  Starwood Property Trust, Inc. .......................      4.55%        03/01/18           294,806
                                                                                                    --------------
                                                                                                           490,478
                                                                                                    --------------

                MULTI-UTILITIES - 0.5%
         1,650  CenterPoint Energy, Inc. ............................      4.18%        09/15/29           115,191
                                                                                                    --------------

                OIL, GAS & CONSUMABLE FUELS - 2.1%
       170,000  Chesapeake Energy Corp. (a)..........................      5.50%        09/15/26           182,006
        60,000  Oasis Petroleum, Inc. ...............................      2.63%        09/15/23            80,250
       104,000  PDC Energy, Inc. ....................................      1.13%        09/15/21           117,650
        86,000  SM Energy Co. .......................................      1.50%        07/01/21            94,224
                                                                                                    --------------
                                                                                                           474,130
                                                                                                    --------------

                PERSONAL PRODUCTS - 0.6%
       140,000  Herbalife Ltd. ......................................      2.00%        08/15/19           134,838
                                                                                                    --------------

                PHARMACEUTICALS - 1.5%
       150,000  Jazz Investments I Ltd. .............................      1.88%        08/15/21           151,406
       123,000  Medicines Co. (a)....................................      2.75%        07/15/23           124,153
        62,000  Sucampo Pharmaceuticals, Inc. (a)....................      3.25%        12/15/21            60,644
                                                                                                    --------------
                                                                                                           336,203
                                                                                                    --------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.2%
       130,000  Advanced Micro Devices, Inc. ........................      2.13%        09/01/26           194,838
       103,000  Cypress Semiconductor, Co. (a).......................      4.50%        01/15/22           118,965
       150,000  Inphi Corp. .........................................      1.13%        12/01/20           198,000
       114,000  Integrated Device Technology, Inc. ..................      0.88%        11/15/22           121,695
       180,000  Intel Corp. .........................................      3.48%        12/15/35           245,925
       242,000  Intel Corp. .........................................      3.25%        08/01/39           431,215
       164,000  Lam Research Corp. ..................................      1.25%        05/15/18           310,780
       275,000  Microchip Technology, Inc. ..........................      1.63%        02/15/25           373,828
        57,000  Microchip Technology, Inc. ..........................      2.13%        12/15/37           160,989
       132,000  Micron Technology, Inc., Series E ...................      1.63%        02/15/33           294,195
        48,000  Novellus Systems, Inc. ..............................      2.63%        05/15/41           163,470
        97,000  NVIDIA Corp. ........................................      1.00%        12/01/18           525,376
       195,000  ON Semiconductor Corp. ..............................      1.00%        12/01/20           206,091
       135,000  Teradyne, Inc. (a)...................................      1.25%        12/15/23           153,056
        59,000  Xilinx, Inc. ........................................      2.63%        06/15/17           119,512
                                                                                                    --------------
                                                                                                         3,617,935
                                                                                                    --------------

                SOFTWARE - 5.6%
       348,000  Citrix Systems, Inc. ................................      0.50%        04/15/19           404,115
       150,000  Nuance Communications, Inc. .........................      1.00%        12/15/35           140,156
       122,000  Proofpoint, Inc. ....................................      0.75%        06/15/20           146,476
        83,000  Red Hat, Inc. .......................................      0.25%        10/01/19           100,430


                        See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

  PRINCIPAL                                                               STATED         STATED
    VALUE                            DESCRIPTION                          COUPON        MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                SOFTWARE (CONTINUED)
$      105,000  Rovi Corp. ..........................................      0.50%        03/01/20    $      103,819
       115,000  salesforce.com, Inc. ................................      0.25%        04/01/18           145,619
       120,000  ServiceNow, Inc. ....................................       (b)         11/01/18           159,825
        24,000  Take-Two Interactive Software, Inc. .................      1.00%        07/01/18            59,895
                                                                                                    --------------
                                                                                                         1,260,335
                                                                                                    --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
       180,000  Electronics For Imaging, Inc. .......................      0.75%        09/01/19           188,887
                                                                                                    --------------

                TRANSPORTATION INFRASTRUCTURE - 0.7%
       143,000  Macquarie Infrastructure Corp. ......................      2.88%        07/15/19           159,892
                                                                                                    --------------
                TOTAL CONVERTIBLE CORPORATE BONDS.................................................      16,667,264
                (Cost $15,770,646)                                                                  --------------

                                                                          STATED         STATED
    SHARES                           DESCRIPTION                           RATE         MATURITY        VALUE
--------------  -----------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE PREFERRED SECURITIES - 23.3%

                AEROSPACE & DEFENSE - 0.5%
         3,280  Arconic Inc. ........................................      5.38%        10/01/17           120,278
                                                                                                    --------------

                BANKS - 5.8%
           440  Bank of America Corp., Series L .....................      7.25%          (d)              524,590
            50  Huntington Bancshares, Inc./OH, Series A ............      8.50%          (d)               69,000
           520  KeyCorp, Series A ...................................      7.75%          (d)               70,102
           535  Wells Fargo & Co., Series L .........................      7.50%          (d)              642,562
                                                                                                    --------------
                                                                                                         1,306,254
                                                                                                    --------------

                DIVERSIFIED FINANCIAL SERVICES - 1.2%
         2,200  Mandatory Exchangeable Trust (a).....................      5.75%        06/03/19           271,843
                                                                                                    --------------

                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
         1,720  Frontier Communications Corp., Series A .............     11.13%        06/29/18           125,749
                                                                                                    --------------

                ELECTRIC UTILITIES - 1.7%
         3,100  Exelon Corp. ........................................      6.50%        06/01/17           153,667
         3,900  NextEra Energy, Inc. ................................      6.37%        09/01/18           229,788
                                                                                                    --------------
                                                                                                           383,455
                                                                                                    --------------
                ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 0.6%
         1,170  Belden, Inc. ........................................      6.75%        07/15/19           125,260
                                                                                                    --------------

                EQUITY REAL ESTATE INVESTMENT TRUSTS - 1.4%
         2,210  American Tower Corp., Series A ......................      5.25%        05/15/17           225,442
         1,500  Welltower, Inc., Series I ...........................      6.50%          (d)               89,985
                                                                                                    --------------
                                                                                                           315,427
                                                                                                    --------------

                FOOD PRODUCTS - 1.4%
         1,250  Bunge Ltd. ..........................................      4.88%          (d)              125,000
           875  Post Holdings, Inc. .................................      5.25%        06/01/17           127,532


                        See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

                                                                          STATED         STATED
    SHARES                           DESCRIPTION                           RATE         MATURITY        VALUE
--------------  -----------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE PREFERRED SECURITIES (CONTINUED)

                FOOD PRODUCTS (CONTINUED)
           770  Tyson Foods, Inc. ...................................      4.75%        07/15/17    $       52,483
                                                                                                    --------------
                                                                                                           305,015
                                                                                                    --------------

                HEALTH CARE PROVIDERS & SERVICES - 1.0%
         4,750  Anthem, Inc. ........................................      5.25%        05/01/18           230,090
                                                                                                    --------------

                MULTI-UTILITIES - 2.3%
         2,375  Black Hills Corp. ...................................      7.75%        11/01/18           163,638
         7,015  Dominion Resources, Inc. ............................      6.38%        07/01/17           355,169
                                                                                                    --------------
                                                                                                           518,807
                                                                                                    --------------

                OIL, GAS & CONSUMABLE FUELS - 2.8%
         2,725  Anadarko Petroleum Corp. ............................      7.50%        06/07/18           118,238
         1,195  Hess Corp. ..........................................      8.00%        02/01/19            77,065
         3,700  Kinder Morgan, Inc./DE, Series A ....................      9.75%        10/26/18           182,521
         3,930  Southwestern Energy Co., Series B ...................      6.25%        01/15/18            86,971
         2,500  WPX Energy, Inc., Series A ..........................      6.25%        07/31/18           155,625
                                                                                                    --------------
                                                                                                           620,420
                                                                                                    --------------

                PHARMACEUTICALS - 2.7%
           760  Allergan PLC, Series A ..............................      5.50%        03/01/18           601,532
                                                                                                    --------------

                WIRELESS TELECOMMUNICATION SERVICES - 1.3%
         2,735  T-Mobile US, Inc. ...................................      5.50%        12/15/17           279,408
                                                                                                    --------------
                TOTAL CONVERTIBLE PREFERRED SECURITIES...........................................        5,203,538
                (Cost $5,120,999)                                                                   --------------

                TOTAL INVESTMENTS - 97.9%........................................................       21,870,802
                (Cost $20,891,645) (e)

                NET OTHER ASSETS AND LIABILITIES - 2.1%..........................................         461,0845
                                                                                                    --------------
                NET ASSETS - 100.0%..............................................................   $   22,331,886
                                                                                                    ==============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by SSI Investment Management Inc., the sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2017, securities noted as such amounted to $2,718,568 or 12.2% of net assets.

(b)   Zero coupon security.

(c) Multi-Step Coupon Bond - Coupon steps up or down at predetermined dates. The interest rate shown reflects the rate in effect at January 31, 2017.

(d)   Perpetual maturity.


                        See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)


(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,151,265 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $172,108.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):


                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               1/31/2017         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Convertible Corporate Bonds*...............  $   16,667,264   $         --   $   16,667,264   $           --
                                             --------------   ------------   --------------   --------------
Convertible Preferred Securities:
      Diversified Financial Services.......         271,843             --          271,843               --
      Food Products........................         305,015         52,483          252,532               --
      Other industry categories*...........       4,626,680      4,626,680               --               --
                                             --------------   ------------   --------------   --------------
Total Convertible Preferred Securities.....       5,203,538      4,679,163          524,375               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $   21,870,802   $  4,679,163   $   17,191,639   $           --
                                             ==============   ============   ==============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                          JANUARY 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the "Fund"), which trades under the ticker FCVT on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Convertible corporate bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                          JANUARY 31, 2017 (UNAUDITED)


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of security;

            4)    the financial statements of the issuer;

            5) the credit quality and cash flow of the issuer, based on the sub-advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

           11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           12)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5)    price quotes from dealers and/or third-party pricing services;

            6)    relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            8)    an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                          JANUARY 31, 2017 (UNAUDITED)


      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                          DESCRIPTION                                          VALUE
--------------  -----------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS (a) - 78.4%

                AUSTRALIA - 7.7%
         3,809  Goodman Group .....................................................................  $       19,990
         5,586  GPT (The) Group ...................................................................          19,827
        10,393  Scentre Group .....................................................................          34,681
                                                                                                     --------------
                                                                                                             74,498
                                                                                                     --------------

                FRANCE - 8.1%
           245  Gecina S.A. .......................................................................          31,552
           203  Unibail-Rodamco SE ................................................................          46,666
                                                                                                     --------------
                                                                                                             78,218
                                                                                                     --------------

                GERMANY - 3.4%
         2,606  alstria office REIT-AG ............................................................          32,535
                                                                                                     --------------

                JAPAN - 12.0%
             5  Activia Properties, Inc. ..........................................................          24,444
             5  Global One Real Estate Investment Corp. ...........................................          18,909
            17  GLP J-Reit ........................................................................          19,528
            14  Hulic Reit, Inc. ..................................................................          24,303
             5  Nippon Building Fund, Inc. ........................................................          28,695
                                                                                                     --------------
                                                                                                            115,879
                                                                                                     --------------

                SINGAPORE - 3.9%
        34,797  Mapletree Commercial Trust ........................................................          37,776
                                                                                                     --------------

                SPAIN - 2.2%
         1,841  Merlin Properties Socimi S.A. .....................................................          20,579
                                                                                                     --------------

                UNITED KINGDOM - 8.0%
         2,161  British Land (The) Co., PLC .......................................................          15,849
           712  Derwent London PLC ................................................................          22,097
         2,798  Hammerson PLC .....................................................................          19,236
         1,754  Shaftesbury PLC ...................................................................          19,340
                                                                                                     --------------
                                                                                                             76,522
                                                                                                     --------------

                UNITED STATES - 33.1%
           182  Alexandria Real Estate Equities, Inc. .............................................          20,169
           183  AvalonBay Communities, Inc. .......................................................          31,716
         1,410  Empire State Realty Trust, Inc. ...................................................          28,891
           395  Equity Residential ................................................................          24,004
           274  Federal Realty Investment Trust ...................................................          38,478
         1,539  GGP, Inc. .........................................................................          38,229
           882  LaSalle Hotel Properties ..........................................................          26,610
         2,101  New York REIT, Inc. ...............................................................          20,905
         2,281  Rexford Industrial Realty, Inc. ...................................................          51,801
           359  Vornado Realty Trust ..............................................................          38,165
                                                                                                     --------------
                                                                                                            318,968
                                                                                                     --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS ...............................................         754,975
                (Cost $801,379)                                                                      --------------


                        See Notes to Portfolio of Investments

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                          DESCRIPTION                                          VALUE
--------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS (a) - 20.9%

                HONG KONG - 5.4%
         1,356  Sun Hung Kai Properties Ltd. ......................................................  $       18,770
        11,772  Swire Properties Ltd. .............................................................          33,227
                                                                                                     --------------
                                                                                                             51,997
                                                                                                     --------------

                JAPAN - 4.1%
         1,693  Mitsui Fudosan Co., Ltd. ..........................................................          39,232
                                                                                                     --------------

                SPAIN - 2.8%
         3,664  Inmobiliaria Colonial S.A. ........................................................          26,880
                                                                                                     --------------

                SWEDEN - 6.1%
         1,966  Fabege AB .........................................................................          33,512
         1,612  Hufvudstaden AB, Class A ..........................................................          25,690
                                                                                                     --------------
                                                                                                             59,202
                                                                                                     --------------

                SWITZERLAND - 2.5%
           266  PSP Swiss Property AG .............................................................          23,884
                                                                                                     --------------
                TOTAL COMMON STOCKS ...............................................................         201,195
                (Cost $201,353)                                                                      --------------

                TOTAL INVESTMENTS (b) - 99.3% .....................................................         956,170
                (Cost $1,002,732)

                NET OTHER ASSETS AND LIABILITIES - 0.7% ...........................................           7,143
                                                                                                     --------------
                NET ASSETS - 100.0% ...............................................................  $      963,313
                                                                                                     ==============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sub-industry, please see the Sub-Industry Classification table.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,872 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $58,434.


                        See Notes to Portfolio of Investments

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               1/31/2017         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Real Estate Investment Trusts*.............  $      754,975   $    754,975   $           --   $           --
Common Stocks*.............................         201,195        201,195               --               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $      956,170   $    956,170   $           --   $           --
                                             ==============   ============   ==============   ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


CURRENCY EXPOSURE                             % OF TOTAL
DIVERSIFICATION                               INVESTMENTS
-----------------------------------------------------------
United States Dollar                             33.4%
Euro                                             16.5
Japanese Yen                                     16.2
British Pound Sterling                            8.0
Australian Dollar                                 7.8
Swedish Krona                                     6.2
Hong Kong Dollar                                  5.4
Singapore Dollar                                  4.0
Swiss Franc                                       2.5
                                                ------
Total                                           100.0%
                                                ======


                                              % OF TOTAL
SUB-INDUSTRY CLASSIFICATION                   INVESTMENTS
-----------------------------------------------------------
Retail REITs                                     26.2%
Office REITs                                     19.0
Diversified REITs                                15.6
Real Estate Operating Companies                  15.0
Industrial REITs                                  9.5
Diversified Real Estate Activities                6.1
Residential REITs                                 5.8
Hotel & Resort REITs                              2.8
                                                ------
Total                                           100.0%
                                                ======


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                          JANUARY 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Heitman Global Prime Real Estate ETF (the "Fund"), which trades under the ticker "PRME" on the NYSE Arca, Inc. ("NYSE Arca").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5)    price quotes from dealers and/or third-party pricing services;

            6)    relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            8)    an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security.

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                          JANUARY 31, 2017 (UNAUDITED)


If the securities in question are foreign securities, the following additional information may be considered:

            1) the value of similar foreign securities traded on other foreign markets;

            2)    ADR trading of similar securities;

            3)    closed-end fund trading of similar securities;

            4)    foreign currency exchange activity;

            5) the trading prices of financial products that are tied to baskets of foreign securities;

            6) factors relating to the event that precipitated the pricing problem;

            7)    whether the event is likely to recur; and

            8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividend received.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund IV
                 ----------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2017
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2017
     ----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2017
     ----------------

* Print the name and title of each signing officer under his or her signature.